COLT 2024-7 Mortgage Loan Trust ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 11/25/2024 12:23:53 PM

XXXX Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350110608		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.						Reviewer Comment (2024-09-16): E-Sign Consent Agreement provided and updated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110608		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of appraisal receipt is missing.				Reviewer Comment (2024-09-24): Lender acknowledged and elected to waive. Seller Comment (2024-09-15): (Rate Lock) Accept the EV2 and wish to proceed by waiving.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110608		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	File is missing E-Sign Consent Agreement.				Reviewer Comment (2024-09-16): E-Sign Consent Agreement provided and updated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110608		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date XXXX, Note Date XXXX	Hazard Insurance Policy expires within 30 days of the Note Date.				Reviewer Comment (2024-10-02): Updated insurance provided, exception cleared. Seller Comment (2024-09-28): (Rate Lock) renewal provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110608		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for income from a passthrough business. Borrower owns 100% of XXXX. XXXX owsns 100% of XXXX, income is deposited into XXXX account.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110355		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-30): Fraud report received & associated. Exception cleared. Seller Comment (2024-07-29): 7/2XXXX024 XXXX report provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110355		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7517)	Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient, So please provide COC/Final CD for Change fee amount				Reviewer Comment (2024-07-23): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110355	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Interest Only not provided	The Note within the loan file does not reflect the Interest Only terms. Addendum not provided.	Reviewer Comment (2024-11-12): Provided Note document shows I/O. Exception cleared

Seller Comment (2024-11-08): Please see the attached note

Reviewer Comment (2024-08-21): Corrected Note and Deed of trust document is required along with scrivener’s affidavit. Exception remains

Seller Comment (2024-08-20): please advise--- I am just following up on the confirmation that a new corrected DOT is not needed only the corrected Note which we are working on being signed by the borrower.--

Reviewer Comment (2024-08-16): Note in file is Multistate Fixed Rate Note, without I/O terms. CD reflects I/O terms. Provide either an I/O addendum to the Note, a corrected Note, or a corrected CD with all payment terms matching. If Loan is not I/O and matches current Note in file, please provide corrected Approval, 1003, and lock.

Seller Comment (2024-08-14): Disagree - There are no interest-only riders needed for our interest-only fixed-rate loan packages because we close with an interest-only note. There are no riders specifically related to the interest-only feature.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110355	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	The Interest Only Rider for the Security Instrument is missing from the loan file.	Reviewer Comment (2024-11-12): IO Note provided, exception cleared.

Seller Comment (2024-11-08): Please see the attached note

Reviewer Comment (2024-08-22): Note in file is for a fixed rate.  The mortgage payment on the Note is based off a 10 yr I/O but the Note is not an I/O Note.  All the closing odcuments in file are also based on a 10 yr I/O.  Exception remains.

Seller Comment (2024-08-16): XXXX - Please provide further details as the XXXX Bank Statement Product is not an adjustable rate program so this would not require a IO rider.  Please review product details.

Reviewer Comment (2024-08-06): Note and Closing disclosure showing this is Interest Only program so please provide Interest Only Rider, Exception remains.

Seller Comment (2024-08-05): 8/XXXX Per lender request - please provide a clarification why a Interest rider is required:"We are not aware of an Interest Only Rider that is not for an ARM loan. " please advise
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110355		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Closing Disclosure reflects the loan as an Interest Only. However, the Note and the Security Instrument do not reflect any Interest Only payments or terms.				Reviewer Comment (2024-11-12): IO Note provided, exception cleared. Seller Comment (2024-11-08): Please see the attached note	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110636	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for borrower requesting to do 7 refinances at once when maximum allowed is 5. Total exposure with 7 loans is $XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-02): (Rate Lock) Provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110636	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to match competing lender to not require any documentation pertaining to properties that do not report on borrower’s credit report and are under LLC.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110636		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement Statement Statement Statement Statement	Borrower is doing refinance on 6 other properties from same lender. Final Closing Disclosure/Mortgage statements are missing for other loans.				Reviewer Comment (2024-10-04): Exception Cleared - Received Closing Disclosures for REO Properties associated the same and data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110636		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The loan coverage amount was not listed on the Title policy.				Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-02): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report not provided				Reviewer Comment (2024-09-13): Received Fraud report, Exception cleared. Seller Comment (2024-09-12): the XXXX Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Missing leases for REO 5XXXX per final 1003 in file.				Reviewer Comment (2024-09-25): Documents received, system cleared. Reviewer Comment (2024-09-24): This property income and expenses used to qualify, please provide the supporting document for the same, Exception remains. Seller Comment (2024-09-23): There was no lease agreement located in the file. The two properties in question are related to the self-employed business and the mortgage payments are paid by the business. File contains evidence of 12 months of mortgage payments paid by the business for both properties to offset the expense.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	REO documents are missing for rental properties.				Reviewer Comment (2024-09-25): Documents received, system cleared. Reviewer Comment (2024-09-24): This property income and expenses used to qualify, please provide the supporting document for the same, Exception remains. Seller Comment (2024-09-23): There was no lease agreement located in the file. The two properties in question are related to the self-employed business and the mortgage payments are paid by the business. File contains evidence of 12 months of mortgage payments paid by the business for both properties to offset the expense.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-20): Delivery provided. Seller Comment (2024-09-13): Appraisal proof of delivery has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A 20% expense ratio was used for the Borrower's income however, does not meet guideline requirements for the business (business is dry cleaning which would require office space where rent would incur).				Reviewer Comment (2024-09-25): UW Worksheet used to qualify used 50% expense factor. Seller Comment (2024-09-23): A 50% expense ratio was used for borrower's income as per attached worksheet that was located in the file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110347		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)					Reviewer Comment (2024-09-20): Delivery provided. Seller Comment (2024-09-13): Appraisal proof of delivery has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110583		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has an outstanding collection in the amount of $XXXX that was not paid at or before closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 680 is less than Guideline representative FICO score of 720.	The Borrower waived escrows which requires a minimum credit score of 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Reviewer Comment (2024-11-21): Waive per lender request.

Reviewer Comment (2024-11-21): Reopened for CF.

Reviewer Comment (2024-09-26): Waive per client request

Seller Comment (2024-09-26): (Rate Lock) Accept Ev2 and wish to waive

Reviewer Comment (2024-09-26): Regraded to EV2-B based on post-close lender exception noting alternate documentation used to verify employment status.

Seller Comment (2024-09-21): (Rate Lock) Third party VOE used was pages 327 and 328 (XXXX) of investor package. This along with the exception is sufficient to down grade to EV2 and waive.

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-19): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	B	B	C	B	B	B	C	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350110583	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Reviewer Comment (2024-09-26): Waive per client request

Seller Comment (2024-09-26): (Rate Lock) Accept Ev2 and wish to waive

Reviewer Comment (2024-09-26): Regraded to EV2-B based on post-close lender exception noting alternate documentation used to verify employment status.

Seller Comment (2024-09-21): (Rate Lock) Third party VOE used was pages 327 and 328 (XXXX) of investor package. This along with the exception is sufficient to down grade to EV2 and waive.

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-19): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Reviewer Comment (2024-09-26): Waive per client request

Seller Comment (2024-09-26): (Rate Lock) Accept Ev2 and wish to waive

Reviewer Comment (2024-09-26): Regraded to EV2-B based on post-close lender exception noting alternate documentation used to verify employment status.

Seller Comment (2024-09-21): (Rate Lock) Third party VOE used was pages 327 and 328 (XXXX) of investor package. This along with the exception is sufficient to down grade to EV2 and waive.

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-19): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-11-21): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-09-26): Waive per client request

Seller Comment (2024-09-26): (Rate Lock) Accept Ev2 and wish to waive

Reviewer Comment (2024-09-26): Regraded to EV2-B based on post-close lender exception noting alternate documentation used to verify employment status.

Seller Comment (2024-09-21): (Rate Lock) Third party VOE used was pages 327 and 328 (XXXX) of investor package. This along with the exception is sufficient to down grade to EV2 and waive.

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-19): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX R XXXX Third Party Verification	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-11-21): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-09-26): Waive per client request

Seller Comment (2024-09-26): (Rate Lock) Accept Ev2 and wish to waive

Reviewer Comment (2024-09-26): Regraded to EV2-B based on post-close lender exception noting alternate documentation used to verify employment status.

Seller Comment (2024-09-21): (Rate Lock) Third party VOE used was pages 327 and 328 (XXXX) of investor package. This along with the exception is sufficient to down grade to EV2 and waive.

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-19): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110583		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-09-27): Property inspected post disaster but pre FEMA declaration end date. Seller Comment (2024-09-27): (Rate Lock) Disaster report provided is after declaration date. This can be downgraded to and EV2 and wish to proceed with waiving the EV2.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	The Tax Verification for 1XXXX are missing from the loan file.				Reviewer Comment (2024-09-24): Exception Cleared - Received mortgage statement for REO XXXX and Tax certificate for REO XXXX Court document associated however P&I amounts are not considered for DTI calculation which is paid through business. Seller Comment (2024-09-23): Please see attached mortgage payment statement. Taxes and insurance are included in mortgage statement for XXXX property.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	The Tax Verification for XXXX are missing from the loan file.				Reviewer Comment (2024-09-24): Exception Cleared - Received mortgage statement for REO XXXX and Tax certificate for REO XXXX Court document associated however P&I amounts are not considered for DTI calculation which is paid through business. Seller Comment (2024-09-23): Please see attached tax documentation from file for XXXX. I've also attached a printout from the county website to match account number to address.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-07): Aggregator acknowledges and waives exception. Reviewer Comment (2024-10-04): Delivery of the 731 and XXXX2 reports remain outstanding receipt of delivery for the 7/17 report provided. Seller Comment (2024-10-01): Disclosure tracking has been provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2024-09-25): REO documents provided, system cleared. Seller Comment (2024-09-24): List of Homeownershop Counseling has been received and provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Tangible Net Benefit Test	XXXX Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.	Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.				Reviewer Comment (2024-10-07): Aggregator acknowledges and waives exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject property is located within a rural location with 20 acre lots.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower has 14 financed properties, which exceed the maximum allowed of 10 financed properties per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The Borrower has 14 financed properties, which exceed the maximum allowed of 10 financed. The subject property is located within a rural location with 20 acre lots.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing REO documentation: Taxes for XXXX and property charges Taxes/insurance for: XXXX				Reviewer Comment (2024-09-25): REO documents provided, system cleared. Seller Comment (2024-09-23): Please see attached mortgage statements for XXXX XXXX, XXXX, XXXX and XXXX. Taxes/insurance are included in all payments.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing REO documentation: Taxes for XXXX				Reviewer Comment (2024-09-25): REO documents provided, system cleared. Seller Comment (2024-09-23): Please see attached mortgage statements for XXXX XXXX, XXXX, XXXX and XXXX. Taxes/insurance are included in all payments.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing REO documentation: Taxes for XXXXet.				Reviewer Comment (2024-09-25): REO documents provided, system cleared. Seller Comment (2024-09-23): Please see attached mortgage statements for XXXX XXXX, XXXX, XXXX and XXXX. Taxes/insurance are included in all payments.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110325		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing REO documentation: Taxes for XXXX				Reviewer Comment (2024-09-25): Taxes included in mortgage payment. Reviewer Comment (2024-09-24): P&I expenses paid through business and excluded from DTI for REO propertiesXXXX, XXXX verified from provided Mortgage statement. Tax document is still missing to verify expenses $XXXX for property XXXX. Exception remains Seller Comment (2024-09-23): Please see attached mortgage statements for XXXX XXXX, XXXX, XXXX and XXXX. Taxes/insurance are included in all payments.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Counseling Disclosure Not Provided)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower.					Reviewer Comment (2024-08-07): Lender acknowledged and elected to waive. Seller Comment (2024-08-01): Please waive and down grade to 2 Lender accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Subprime Legend Not on Mortgage)	XXXX Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.					Reviewer Comment (2024-08-07): Lender acknowledged and elected to waive. Seller Comment (2024-08-01): Please waive and down grade to 2 Lender accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Non-Compliant	XXXX Subprime Loan: APR on subject loan of 9.06651% or Final Disclosure APR of 9.14100% is in excess of allowable threshold of Prime Mortgage Market Rate 6.64000 + 1.75%, or 8.39000%. Non-Compliant SubPrime Loan.					Reviewer Comment (2024-08-07): Lender acknowledges. Seller Comment (2024-08-01): Please waive and down grade to 2 Lender accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final Title Policy provides incorrect Deed date; Title shows XXXX, actual signed Bargain and Sale Deed is XXXX; however, Notary date on Deed is incorrect.				Reviewer Comment (2024-08-07): There are no issues with the Note or Security instrument, LOE provided regarding the Title. Seller Comment (2024-08-01): See attached LOE - Final policy not available yet	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business funds used for closing were used at 100% when Borrower is only 80% owner. Guidelines allow for use of business funds up to Borrower 's ownership percentage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI at least 10%< guideline maximum.	XXXX	Reviewer Comment (2024-07-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110378	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $96.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Collateral Desktop Fee was added in the amount of $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-13): XXXX received additional information to support VCC and lender knowledge.

Seller Comment (2024-08-13): See attached lender approval dated 1/XXXX this is a Correspondent loan.  They ordered CDA when it was conditioned for.

Reviewer Comment (2024-08-09): XXXX reviewed Change in Circumstance on XXXX which reflects the Collateral Desktop Analysis fee added.  However, there is no information provided to support the reason the fee was added.  Please provide additional information to support a valid change reason and any supporting documents confirming lender knowledge of the change.

Seller Comment (2024-08-01): See COC doc ID # 0083.  Shows collateral analysis fee added
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Update. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Appraisal Update fee added to Final CD. Sufficient cure at closing. Will update status upon clear/cure of other 0% exception				Reviewer Comment (2024-08-13): XXXX received additional information to support VCC and lender knowledge. Seller Comment (2024-08-13): This fee was on all LE's from the start at XXXX XXXX is referring to it incorrectly as an appraisal update when it is final inspection fee. The fee actually went do to $XXXX on the final CD. Please clear.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Update. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure at closing				Reviewer Comment (2024-08-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110378		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XXXX	Recertification of value required. Valuation over 120 days at time of Note.				Reviewer Comment (2024-10-04): Recert of value provided, exception cleared. Seller Comment (2024-10-02): See attached appraisal re-cert	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110457		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-10-01): CDA report received and updated. Exception cleared. Seller Comment (2024-09-30): (Rate Lock) Correct CDA provided Reviewer Comment (2024-09-16): CDA provided is prior to the application date, not valid appraisal. Exception Remains. Seller Comment (2024-09-14): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110585	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	A Third Party verification reflecting Borrower is 100% Owner of Business completed within 10 business days prior to Note is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in the same industry for 20 years. Residual income of $6,392.93.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.

Reviewer Comment (2024-10-14): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-10-09): (Rate Lock) Exception provided for post dated CPA letter and how we got comfortable with it

Reviewer Comment (2024-10-07): Exception Remains - The received CPA letter is post note date. Required CPA letter prior to note date or Operating agreement to verify the ownership percentage.

Seller Comment (2024-10-04): (Rate Lock) CPA confirming borrower owns 100% and has been in business since at least 2021

Reviewer Comment (2024-09-20): The provided VVOE does not state whether borrower is 100% owner of the business. Require A Third Party verification reflecting Borrower is 100% Owner of Business completed within 10 business days prior to Note. Exception remains.

Seller Comment (2024-09-16): (Rate Lock) Re-provided google business search, which is acceptable per guidelines and SE VOE form.

Reviewer Comment (2024-09-16): Lender verified VVOE is not acceptable document to consider for business verification unless supporting document used for verification is provided. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) VOE provided

Reviewer Comment (2024-0XXXX): Exception Remains - Received LOE is not acceptable not the dated and other Doc ID D0321 is Business Narrative an not the VVOE.

Required CPA letter, Operating agreement, Articles of Incorporation stating the ownership percentage within 10 business days prior to Note date.

																		Seller Comment (2024-09-09): (Rate Lock) LOE from borrower for % and VOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110585	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	A Third Party verification reflecting Borrower is 100% Owner of Business completed within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-10-14): Lender exception with compensating factors, system cleared.

Reviewer Comment (2024-10-14): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-10-09): (Rate Lock) Exception provided for post dated CPA letter and how we got comfortable with it

Reviewer Comment (2024-10-07): Exception Remains - The received CPA letter is post note date. Required CPA letter prior to note date or Operating agreement to verify the ownership percentage.

Seller Comment (2024-10-04): (Rate Lock) CPA confirming borrower owns 100% and has been in business since at least 2021

Reviewer Comment (2024-09-20): Supporting documentation for VVOE provided. Still outstanding is verification borrower is 100% owner of business and the business has been in existence for 2 years.

Seller Comment (2024-09-16): (Rate Lock) Re-provided google business search, which is acceptable per guidelines and SE VOE form.

Reviewer Comment (2024-09-16): Lender verified VVOE is not acceptable document to consider for business verification unless supporting document used for verification is provided. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) VOE provided

Reviewer Comment (2024-0XXXX): Exception Remains - Received LOE is not acceptable not the dated and other Doc ID D0321 is Business Narrative an not the VVOE.
Required CPA letter, Operating agreement, Articles of Incorporation stating the ownership percentage within 10 business days prior to Note date.

Seller Comment (2024-09-09): (Rate Lock) LOE from borrower for % and VOE provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110585	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A Third Party verification reflecting Borrower is 100% Owner of Business completed within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-10-14): Lender exception with compensating factors, system cleared.

Reviewer Comment (2024-10-14): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-10-09): (Rate Lock) Exception provided for post dated CPA letter and how we got comfortable with it

Reviewer Comment (2024-10-07): Exception Remains - The received CPA letter is post note date. Required CPA letter prior to note date or Operating agreement to verify the ownership percentage.

Seller Comment (2024-10-04): (Rate Lock) CPA confirming borrower owns 100% and has been in business since at least 2021

Reviewer Comment (2024-09-20): Supporting documentation for VVOE provided. Still outstanding is verification borrower is 100% owner of business and the business has been in existence for 2 years.

Seller Comment (2024-09-16): (Rate Lock) Re-provided google business search, which is acceptable per guidelines and SE VOE form.

Reviewer Comment (2024-09-16): Lender verified VVOE is not acceptable document to consider for business verification unless supporting document used for verification is provided. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) VOE provided

Reviewer Comment (2024-0XXXX): Exception Remains - Received LOE is not acceptable not the dated and other Doc ID D0321 is Business Narrative an not the VVOE.
Required CPA letter, Operating agreement, Articles of Incorporation stating the ownership percentage within 10 business days prior to Note date.

Seller Comment (2024-09-09): (Rate Lock) LOE from borrower for % and VOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110585	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A Third Party verification reflecting Borrower is 100% Owner of Business completed within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-10-14): Lender exception with compensating factors, system cleared.

Reviewer Comment (2024-10-14): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-10-09): (Rate Lock) Exception provided for post dated CPA letter and how we got comfortable with it

Reviewer Comment (2024-10-07): Exception Remains - The received CPA letter is post note date. Required CPA letter prior to note date or Operating agreement to verify the ownership percentage.

Seller Comment (2024-10-04): (Rate Lock) CPA confirming borrower owns 100% and has been in business since at least 2021

Reviewer Comment (2024-09-20): Supporting documentation for VVOE provided. Still outstanding is verification borrower is 100% owner of business and the business has been in existence for 2 years.

Seller Comment (2024-09-16): (Rate Lock) Re-provided google business search, which is acceptable per guidelines and SE VOE form.

Reviewer Comment (2024-09-16): Lender verified VVOE is not acceptable document to consider for business verification unless supporting document used for verification is provided. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) VOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal transfer letter missing on file				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-23): See appraisal transfer letter.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Missing evidence of appraisal receipt.				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-19): See Loan Summary Report with valuation delivery dates to borrower.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX4)	Appraisal receipt missing on file				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-19): See appraisal document tracking	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent fee of $XXXX on Final Closing Disclosure exceeds maximum of XXXX. File does not contain a valid change of circumstance for this fee, Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Appraisal Fee was last disclosed as $XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan is using business funds and the loan file does not contain a cash flow analysis reflecting withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-19): Cash flow analysis received and updated. exception cleared Seller Comment (2024-09-17): Please see attached cash flow analysis completed by underwriter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan is using business funds and the loan file does not contain a cash flow analysis reflecting withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-19): Cash flow analysis received and updated exception cleared Seller Comment (2024-09-17): Please see attached cash flow analysis completed by underwriter.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan is using business funds and the loan file does not contain a cash flow analysis reflecting withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-19): Cash flow analysis received and updated exception cleared Seller Comment (2024-09-17): Please see attached cash flow analysis completed by underwriter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan is using business funds and the loan file does not contain a cash flow analysis reflecting withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-19): Cash flow analysis received and updated exception cleared Seller Comment (2024-09-17): Please see attached cash flow analysis completed by underwriter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is using business funds and the loan file does not contain a cash flow analysis reflecting withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-19): Cash flow analysis received and updated exception cleared Seller Comment (2024-09-17): Please see attached cash flow analysis completed by underwriter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-18): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-10-16): Loan Alert provided showing borrower was provided each valuation.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.61053% or Final Disclosure APR of 8.66800% is equal to or greater than the threshold of APOR 7.08% + 1.5%, or 8.58000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.61053% or Final Disclosure APR of 8.66800% is equal to or greater than the threshold of APOR 7.08% + 1.5%, or 8.58000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-10-18): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-10-16): This is an XXXX Bank Statement Product and HPML Products are allowed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Safe Harbor requirements not satisfied due to Lender/Client (XXXX Bank) differs from Lender on the Note (XXXX Inc, An XXXX Corporation).				Reviewer Comment (2024-10-23): Updated, system cleared. Seller Comment (2024-10-16): Loan is XXXX 30-Year Fixed and not subject to HPML testing. In addition this is a correspondent loan so the Lender name would not reflect XXXX. The Lender/Client differs as this is a correspondent loan.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-18): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-10-16): Loan summary report has been provided showing each valuation sent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-10-23): Document provided, system cleared. Seller Comment (2024-10-16): ABA has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110343	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (XXXX)	The Discount Points increased from $XXXXto $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-10-25): XXXX received VCC.

Seller Comment (2024-10-24): Screen shot on email when lender became aware of change to credit score is 0XXXX increase to points disclosed on CD dated XXXX. Increase on CD dated 07/26/2024 was based on loan amount increase as disclosed previously.

Reviewer Comment (2024-10-22): XXXX received rebuttal comment. However, we also required supporting documentation of timeline for review and to provide information supporting lender’s knowledge of when they became aware of the fee or Cure is due to borrower.

Seller Comment (2024-10-21): The borrower's credit score dropped 5 pricing brackets, or 84 points causing a reprice of the loan with the new LLPA’s attached to that program and rate.

Reviewer Comment (2024-08-29): XXXX received valid COC document for XXXX but it does not give sufficient information on why the fee was increased on CD dated XXXX.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-08-27): COC history shows Points increase caused by price change and interest rate change. No Restitution should be required
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110586		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX.00 exceeds tolerance of XXXX.00 plus 10% or $XXXX Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $.10 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $.10, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-05): XXXX received PCCD, LOE and payment history for principal reduction of cure. Seller Comment (2024-09-04): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110586	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-10-03): Evidence of review provided.

Seller Comment (2024-10-02): (Rate Lock) CFA provided

Reviewer Comment (2024-09-24): Exception Remains - XXXX business account is used for assets reserves purposes so we required CPA letter or Cash flow analysis for business funds reflecting the use of these funds will not have a negative impact to that business.

Seller Comment (2024-09-23): (Rate Lock) CPA and LOE provided, since we are not using the income on the asset statements only 25% ownership needed.

Reviewer Comment (2024-09-13): Borrower have full access to XXXX business account XXXX . CPA letter provided does not specify use of these funds will not have a negative impact to that Business.  Please provide CPA letter or cash flow analysis for the use of business funds for closing/reserves reflecting the use of these funds will not have a negative impact to that Business, Exception remains.

Seller Comment (2024-0XXXX): (Rate Lock) We do not need to provide a CFA if they are not being used. There would be no impact on the business if they aren't used.

Reviewer Comment (2024-09-09): Borrower have full access to XXXX account XXXX so please provide CPA letter or cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-05): (Rate Lock) the funds used for closing and reserves are from a different business (XXXX XXXX and XXXX) than the business (XXXX XXXX) we used for income. Since we're not using income from XXXX XXXX and XXXX we don't need the CPA or CFA.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110586	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-10-03): Evidence of review provided.

Seller Comment (2024-10-02): (Rate Lock) CFA provided

Reviewer Comment (2024-09-24): Exception Remains - XXXX business account is used for assets reserves purposes so we required CPA letter or Cash flow analysis for business funds reflecting the use of these funds will not have a negative impact to that business.

Seller Comment (2024-09-23): (Rate Lock) CPA and LOE provided, since we are not using the income on the asset statements only 25% ownership needed.

Reviewer Comment (2024-09-20): Please provide documentation that Borrower is 50% owner in the business reflected on the bank statements.

Seller Comment (2024-09-18): (Rate Lock) We're not giving income from the business on the assets statements therefore this is not needed. Please clear.

Reviewer Comment (2024-09-13): Borrower have full access to XXXX business account XXXX . CPA letter provided does not specify use of these funds will not have a negative impact to that Business.  Please provide CPA letter or cash flow analysis for the use of business funds for closing/reserves reflecting the use of these funds will not have a negative impact to that Business, Exception remains.

Seller Comment (2024-0XXXX): (Rate Lock) We do not need to provide a CFA if they are not being used. There would be no impact on the business if they aren't used.

Reviewer Comment (2024-09-09): Borrower have full access to XXXX account XXXX so please provide CPA letter or cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-05): (Rate Lock) the funds used for closing and reserves are from a different business (XXXX XXXX and XXXX) than the business (XXXX XXXX) we used for income. Since we're not using income from XXXX XXXX and XXXX we don't need the CPA or CFA.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110586	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-10-03): Evidence of review provided.

Seller Comment (2024-10-02): (Rate Lock) CFA provided

Reviewer Comment (2024-09-24): Exception Remains - XXXX business account is used for assets reserves purposes so we required CPA letter or Cash flow analysis for business funds reflecting the use of these funds will not have a negative impact to that business.

Seller Comment (2024-09-23): (Rate Lock) CPA and LOE provided, since we are not using the income on the asset statements only 25% ownership needed.

Reviewer Comment (2024-09-20): Please provide documentation that Borrower is 50% owner in the business reflected on the bank statements.

Seller Comment (2024-09-18): (Rate Lock) We're not giving income from the business on the assets statements therefore this is not needed. Please clear.

Reviewer Comment (2024-09-13): Borrower have full access to XXXX business account XXXX . CPA letter provided does not specify use of these funds will not have a negative impact to that Business.  Please provide CPA letter or cash flow analysis for the use of business funds for closing/reserves reflecting the use of these funds will not have a negative impact to that Business, Exception remains.

Seller Comment (2024-0XXXX): (Rate Lock) We do not need to provide a CFA if they are not being used. There would be no impact on the business if they aren't used.

Reviewer Comment (2024-09-09): Borrower have full access to XXXX account XXXX so please provide CPA letter or cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-05): (Rate Lock) the funds used for closing and reserves are from a different business (XXXX XXXX and XXXX) than the business (XXXX XXXX) we used for income. Since we're not using income from XXXX XXXX and XXXX we don't need the CPA or CFA.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110586	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-10-03): Evidence of review provided.

Seller Comment (2024-10-02): (Rate Lock) CFA provided

Reviewer Comment (2024-09-24): Exception Remains - XXXX business account is used for assets reserves purposes so we required CPA letter or Cash flow analysis for business funds reflecting the use of these funds will not have a negative impact to that business.

Seller Comment (2024-09-23): (Rate Lock) CPA and LOE provided, since we are not using the income on the asset statements only 25% ownership needed.

Reviewer Comment (2024-09-20): Please provide documentation that Borrower is 50% owner in the business reflected on the bank statements.

Seller Comment (2024-09-18): (Rate Lock) We're not giving income from the business on the assets statements therefore this is not needed. Please clear.

Reviewer Comment (2024-09-13): Borrower have full access to XXXX business account XXXX . CPA letter provided does not specify use of these funds will not have a negative impact to that Business.  Please provide CPA letter or cash flow analysis for the use of business funds for closing/reserves reflecting the use of these funds will not have a negative impact to that Business, Exception remains.

Seller Comment (2024-0XXXX): (Rate Lock) We do not need to provide a CFA if they are not being used. There would be no impact on the business if they aren't used.

Reviewer Comment (2024-09-09): Borrower have full access to XXXX account XXXX so please provide CPA letter or cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-05): (Rate Lock) the funds used for closing and reserves are from a different business (XXXX XXXX and XXXX) than the business (XXXX XXXX) we used for income. Since we're not using income from XXXX XXXX and XXXX we don't need the CPA or CFA.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110586	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-10-03): Evidence of review provided.

Seller Comment (2024-10-02): (Rate Lock) CFA provided

Reviewer Comment (2024-09-24): Exception Remains - XXXX business account is used for assets reserves purposes so we required CPA letter or Cash flow analysis for business funds reflecting the use of these funds will not have a negative impact to that business.

Seller Comment (2024-09-23): (Rate Lock) CPA and LOE provided, since we are not using the income on the asset statements only 25% ownership needed.

Reviewer Comment (2024-09-20): Please provide documentation that Borrower is 50% owner in the business reflected on the bank statements.

Seller Comment (2024-09-18): (Rate Lock) We're not giving income from the business on the assets statements therefore this is not needed. Please clear.

Reviewer Comment (2024-09-13): Borrower have full access to XXXX business account XXXX . CPA letter provided does not specify use of these funds will not have a negative impact to that Business.  Please provide CPA letter or cash flow analysis for the use of business funds for closing/reserves reflecting the use of these funds will not have a negative impact to that Business, Exception remains.

Seller Comment (2024-0XXXX): (Rate Lock) We do not need to provide a CFA if they are not being used. There would be no impact on the business if they aren't used.

Reviewer Comment (2024-09-09): Borrower have full access to XXXX account XXXX so please provide CPA letter or cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-05): (Rate Lock) the funds used for closing and reserves are from a different business (XXXX XXXX and XXXX) than the business (XXXX XXXX) we used for income. Since we're not using income from XXXX XXXX and XXXX we don't need the CPA or CFA.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	Additional Account statement missing for XXXX XXXX XXXX or provide evidence these are newly opened accounts.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the $XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): The XXXX accounts XXXX and XXXX were opened on XXXX/24 with a XXXXdeposit in each. Statements for XXXX have been provided reflection a $0 beginning balance, the XXXXdeposit, and the XXXXbalance. As previously stated and documented, the funds in these accounts were transfers from XXXX XXXX account XXXX and the file contains a full 60-day history of the XXXX XXXX account. The requirement to document 60 days for the funds has been met. Please escalate to investor.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): 9/5/24: The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement, Exception remains.

Seller Comment (2024-08-30): The file contains the XXXX and XXXX statemens for XXXX XXXX and XXXX. The statements have been provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	Additional Account statement missing for XXXX XXXX XXXX or provide evidence these are newly opened accounts.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): The XXXX accounts XXXX and XXXX were opened on XXXX/24 with a XXXXdeposit in each. Statements for XXXX have been provided reflection a $0 beginning balance, the XXXXdeposit, and the XXXXbalance. As previously stated and documented, the funds in these accounts were transfers from XXXX XXXX account XXXX and the file contains a full 60-day history of the XXXX XXXX account. The requirement to document 60 days for the funds has been met. Please escalate to investor.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): 9/5/24: The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement, Exception remains.

Seller Comment (2024-08-30): The file contains the XXXX and XXXX statemens for XXXX XXXX and XXXX. The statements have been provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Additional Account statement missing for XXXX XXXX XXXX or provide evidence these are newly opened accounts.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): The XXXX accounts XXXX and XXXX were opened on XXXX/24 with a XXXXdeposit in each. Statements for XXXX have been provided reflection a $0 beginning balance, the XXXXdeposit, and the XXXXbalance. As previously stated and documented, the funds in these accounts were transfers from XXXX XXXX account XXXX and the file contains a full 60-day history of the XXXX XXXX account. The requirement to document 60 days for the funds has been met. Please escalate to investor.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): 9/5/24: The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement, Exception remains.

Seller Comment (2024-08-30): The file contains the XXXX and XXXX statemens for XXXX XXXX and XXXX. The statements have been provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Additional Account statement missing for XXXX XXXX XXXX or provide evidence these are newly opened accounts. Missing verification of the business used for income qualification within 120 days of the Note date.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): Documentation for all citations has been provided.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds. The documentation was previously provided for the VVOE. The business bank statement  with business deposits was used as the business verification document and is dated within the required timeframe. Please escalate to investor.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement,  and also Please provide business verification document within 120 days prior to note date, Exception remains.

Seller Comment (2024-08-30): Documentation for all citations has been provided.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Additional Account statement missing for XXXX XXXX & XXXX or provide evidence these are newly opened accounts. Missing verification of the business used for income qualification within 120 days of the Note date.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): Documentation for all citations has been provided.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds. The documentation was previously provided for the VVOE. The business bank statement  with business deposits was used as the business verification document and is dated within the required timeframe. Please escalate to investor.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement,  and also Please provide business verification document within 120 days prior to note date, Exception remains.

Seller Comment (2024-08-30): Documentation for all citations has been provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Additional Account statement missing for XXXX XXXX XXXX or provide evidence these are newly opened accounts. Missing verification of the business used for income qualification within 120 days of the Note date.	Reviewer Comment (2024-09-25): We have the transfers from the XXXX where the funds were seasoned. Exception cleared

Seller Comment (2024-09-24): Disagree any further documentation is required. The bank statements for accounts XXXX and XXXX having a date of XXXX/24 is sufficient evidence the accounts were newly opened (the joint XXXX statement is for an entire month) along with the beginning balances showing as $0. The XXXXused to open each account is nominal and is not considered a large deposit by the guidelines to require source documentation as they do not exceed 50% of the XXXX monthly qualifying income. In addition, the XXXXinitial deposit in each account can be deducted from the balances and there are still sufficient funds for cash to close/reserves. As previously stated, the funds used for closing/reserves from these accounts were mainly transfers from the XXXX XXXX account which has been documented with statements covering 60 days. The source of the two XXXXinitial deposits is not material. Please escalate to investor.

Reviewer Comment (2024-09-23): We would required proof/source of funds of XXXXfrom which the account was opened or letter from bank stating this both are newly opened account / start date of account. Exception remains

Seller Comment (2024-09-19): Documentation for all citations has been provided.

Reviewer Comment (2024-09-09): Do not see May statement, the earliest statement shows XXXX as the beginning date of the earliest statement provided.

Seller Comment (2024-09-05): The file contains two full months history for the funds in accounts XXXX and XXXX as the deposits into these accounts originated from XXXX XXXX account XXXX. The file contains the May and XXXX statements for this account documenting a 60 history of the funds. The documentation was previously provided for the VVOE. The business bank statement  with business deposits was used as the business verification document and is dated within the required timeframe. Please escalate to investor.

Reviewer Comment (2024-09-04): XXXX XXXX XXXX not covering 2 months XXXX month statement having only 8 days information and Plus XXXX month statement which is total 38 days for both statements so we required bank statement which is covering 2 month bank statement,  and also Please provide business verification document within 120 days prior to note date, Exception remains.

Seller Comment (2024-08-30): Documentation for all citations has been provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110324	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	A Verification of the Self-employment within 120 day prior to Note is missing from the loan file.	Reviewer Comment (2024-09-23): Business license received and associated .Exception cleared

Seller Comment (2024-09-19): The Non-Agency Underwriting Guidelines indicate an internet search is acceptable to verify the existence of the business. Screen shots of XXXX's imaging system have been provided to document that the internet search of the business was imaged on XXXX which is within the required 120 day timeframe along with the annual business license with a XXXX issue date.

Reviewer Comment (2024-09-09): If alternative documentation was used and not allowed per guidelines, a lender exception would be needed.

Seller Comment (2024-09-05): The documentation was previously provided. The business bank statement  with business deposits was used as the business verification document and is dated within the required timeframe. Please escalate to investor.

Reviewer Comment (2024-09-04): Please provide business verification document within 120 days prior to note date, Exception remains.

Seller Comment (2024-08-30): Alternative documentation was used in lieu of a VVOE: the May business bank statement (XXXX XXXX) reflects numerous deposits to verify the business was operating within 120 days of the XXXX Note date.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2024-09-05): Final title provided	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of $XXXX0 based on the Commitment in file.	The preliminary title report in file disclosed $XXXX of title insurance coverage; however this is less than the loan amount of XXXX				Reviewer Comment (2024-09-05): Final title provided Seller Comment (2024-08-27): Final Title Policy Sent	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Tolerance Cure of $XXXX was reflected on the Closing Disclosure.	Reviewer Comment (2024-10-22): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-10-21): System screen shot has been provided.

Reviewer Comment (2024-10-17): XXXX received rebuttal. However, there is no compliance report or any other document available in file where we can verify the exact amount disclosed on LE which rounded up or down. System snip or compliance report or any other proof is required to verify the exact amount disclosed on LE for remediation.

Seller Comment (2024-10-16): Please help me to understand why a LOX or system snip is needed for the rounded fees on the LE?  All Les have round fee amounts as the LE does not ever provide the exact change.  Can this be escalated to management or compliance as this has never been an issue.

Reviewer Comment (2024-09-06): XXXX received rebuttal, however cure required is XXXX.25 and cure provided is XXXX. Please provide proof of rounding off amount on LE or additional cure of $0.25 would be required.

Seller Comment (2024-09-05): CD dated XXXX discloses a Lender Cure Credit in the amount of XXXX paid prior to closing for the over disclosed discount and transfer taxes for a total of XXXX.

Reviewer Comment (2024-08-21): XXXX: Upon further review a valid COC was provided in the loan file for the fee was increased on XXXX and the fees was further increased of XXXX without VCCs. Cure provided at closing is insufficient to cure for all the citing 0% exception. We will clear the exception once we received resolution on the Transfer taxes exception citing. Exception remains.

Seller Comment (2024-08-20): COC and corresponding CD attached dated XXXX allowing for discount points to be added. Loan passes 0% testing.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (XXXX)	The Tolerance Cure to the Borrower for the increase of fees is short by $XXXX.	Reviewer Comment (2024-10-22): XXXX received system screen shot evidence of the fee was rounded off on LE and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-10-21): System screen shot has been provided.

Reviewer Comment (2024-10-17): XXXX received rebuttal. However, there is no compliance report or any other document available in file where we can verify the exact amount disclosed on LE which rounded up or down. System snip or compliance report or any other proof is required to verify the exact amount disclosed on LE for remediation.

Seller Comment (2024-10-16): Please help me to understand why a LOX or system snip is needed for the rounded fees on the LE?  All LEs have round fee amounts as the LE does not ever provide the exact change.  Can this be escalated to management or compliance as this has never been an issue.

Reviewer Comment (2024-09-06): XXXX received rebuttal, however cure required is XXXX.25 and cure provided is XXXX. Please provide proof of rounding off amount on LE or additional cure of $0.25 would be required.

Seller Comment (2024-09-05): CD dated XXXX discloses a Lender Cure Credit in the amount of XXXX paid prior to closing for the over disclosed discount and transfer taxes for a total of XXXX.

Reviewer Comment (2024-08-21): XXXX received rebuttal comment. However, we also required evidence of LOX or system snip that the amount was rounded of on LE to reevaluate this exception or cure is required to borrower.

Seller Comment (2024-08-20): Disagree-LE on gives rounded figures and cannot disclose the actual amounts. Typically if the fee is within $0.49 of whats is disclosed on the LE is not considered a failure.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-10-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-19): End date provided. Seller Comment (2024-11-13): We will waive the exception and accept an EV2. Reviewer Comment (2024-11-04): Inspection received. Unable to clear as there is no disaster end date. Lender can elect to downgrade and wave the exception to EV2 or obtain an additional inspection after end date. Seller Comment (2024-10-31): Post Disaster Inspection Report has been provided. Please review document attached.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110353		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-11-19): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110344		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument - Subject Lien not provided				Reviewer Comment (2024-09-17): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-13): Security Instrument has been provided.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110344	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lenders Attorney Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Valid Change Circumstance Not Provided	Reviewer Comment (2024-09-26): XXXX received Post CD and LOX.

Seller Comment (2024-09-25): Corrected CD and LOX have been provided.

Reviewer Comment (2024-09-17): XXXX received rebuttal that the Attorney Opinion letter fee is borrower shopped. The fee is paid to title, but the fee name disclosed without "Title -" prefix. Required a corrected PCCD showing fee name as title fee along with the LOE to borrower.

Seller Comment (2024-09-13): The borrower shopped for Lender Attorney Fees per the SSPL so Lender Attorney Fees are non testable fees. No violation occurred. Please see Predatory Compliance Test and Final CD attached.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110344		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing				Reviewer Comment (2024-09-17): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-13): Appraisal was provided to borrower electronically. Please review Loan Summary Attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110344		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX4)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing				Reviewer Comment (2024-09-26): Exception Cleared, received proof of Appraisal delivery on XXXX. Seller Comment (2024-09-25): Valuations were provided to borrower electronically. Please see the Loan Alerts report Attached. Reviewer Comment (2024-09-18): Receipt of appraisal delivery notice required for secondary valuation. Exception remains Seller Comment (2024-09-13): Appraisal was provided to borrower electronically. Please review Loan Summary Attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110344		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		PUD Rider missing from file.				Reviewer Comment (2024-09-17): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-13): PUD Rider has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110587		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-26): XXXX received PCCD, LOE, copy of refund check and proof of mailing. Seller Comment (2024-09-26): (Rate Lock) Tracking shows the package is on the way. Reviewer Comment (2024-09-25): XXXX received Corrected CD, LOE to borrower, copies of cure refund checks and proof of mailing. However, the XXXX tracking does not reflect the package has been picked up by the carrier. Provide proof of carrier pickup of cure package to finalize cure. Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110587		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Broker Fee increased to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-26): XXXX received PCCD, LOE, copy of refund check and proof of mailing. Seller Comment (2024-09-26): (Rate Lock) Tracking shows the package is on the way. Reviewer Comment (2024-09-25): XXXX received Corrected CD, LOE to borrower, copies of cure refund checks and proof of mailing. However, the XXXX tracking does not reflect the package has been picked up by the carrier. Provide proof of carrier pickup of cure package to finalize cure. Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note Date: XXXX; Lien Position: 1	A Secondary Valuation was not located within the loan file for securitization.				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): Please see attached - CDA came back indeterminant. Feild review was ordered and reviewer agrees with value.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The signed and dated initial 1003 was not located within the loan file.				Reviewer Comment (2024-09-24): Client elects to Waive. Reviewer Comment (2024-09-24): Initial 1003 is required to clear this condition - Exception Remains. Seller Comment (2024-09-18): Lender accepts 2 please waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD 1	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.		Information not available in HUD-1, column is blank				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See corrected HUD in the trailing docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.				Reviewer Comment (2024-09-24): Documentation provided. Seller Comment (2024-09-18): See attached right to receive appraisal delivered 5.28	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower, XXXX LLC as listed on the HUD-1 Statement is not the same Borrower, XXXX LLC as listed on the Note.				Reviewer Comment (2024-09-24): Correct document provided. Seller Comment (2024-09-18): See attached correct Borrower on the HUD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110379		XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	Informational exception.				Reviewer Comment (2024-09-24): Client elects to Waive.	XXXX	XXXX	XXXX	2		A		A		A		A		B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	C	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350110340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2024-10-14): Loan paying off construction loan. Exempt from rescission. Seller Comment (2024-10-07): Construction Payoff and Construction VOM have been provided. Please review documents attached. Reviewer Comment (2024-10-03): Please provide the original Note to verify construction financing terms. Seller Comment (2024-09-30): Loan was a construction to perm and no recission was required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-10-02): XXXX received 0XXXX CD 3 business days prior to consummation. Seller Comment (2024-10-01): The 3 day CD is the CD issued on 0XXXX/24. Please see CD and proof of delivery attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-10-23): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-10-22): Restituion documentation has been provided. Please review attached PCCD, LOE, proof of mailing and copy of refund check.

Reviewer Comment (2024-10-01): XXXX received Changed Circumstance dated 0XXXX/2024, but it does not give sufficient information on what information was received that required to the fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-09-30): No violation found. Approved COC for the Additional Appraisal Fee of XXXX has been provided. Please review COC and Predatory Compliance Test attached.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file does not contain evidence the Borrower received the Appraisal dated XXXX at least three days prior to closing.				Reviewer Comment (2024-10-04): Client elects to Waive. Seller Comment (2024-10-01): Please waive this exception. Reviewer Comment (2024-09-26): EV2 exception and can be waived upon request. Seller Comment (2024-09-24): Please find the attached, all Appraisal reports were sent and received 3 days prior to closing. Reviewer Comment (2024-09-17): Exception Remains - The Appraisal delivery report for the appraisal dated XXXX/2024 is not receive 3 business days prior to closing. Seller Comment (2024-09-13): proof of delivery provided please review	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.37230% or Final Disclosure APR of 8.39200% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.37230% or Final Disclosure APR of 8.39200% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-09-26): Documents received, system cleared.

Seller Comment (2024-09-24): Please provide more details in what is needed to clear this condition - per Lender the borrower received all appraisals within 3 days of the closing date - also documents were perovided for review

Reviewer Comment (2024-09-23): While there is a disclosure acknowledging receipt of all appraisals 3 days prior to closing, the final appraisal is not dated 3 business days prior to closing and therefore there is a delivery timing issue and is the cause of this exception.

Seller Comment (2024-09-13): Final CD provided along with predatory test - no failure
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file does not contain evidence the Borrower received the Appraisal dated XXXX at least three days prior to closing.	Reviewer Comment (2024-09-26): Documents received, system cleared.

Reviewer Comment (2024-09-26): The revised appraisal report is dated XXXX and closing date is 0XXXX/2024XXXXly 2 days after the report date. Borrower could not receive it 3 business days prior to closing. Exception remains.

Seller Comment (2024-09-24): Please find the attached, all Appraisal reports were sent and received 3 days prior to closing.

Reviewer Comment (2024-09-17): Exception Remains - The Appraisal delivery report  for the appraisal dated XXXX/2024 is not receive 3 business days prior to closing.

Seller Comment (2024-09-13): appraisal receipt provided please review
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-18): Working Capital analysis received and associated to evidence of access to funds and cash flow analysis. Exception cleared

Seller Comment (2024-09-16): The business name is located in the upper left-hand corner of the working capital analysis: Pro Active Management.

Reviewer Comment (2024-09-13): Provided cash flow analysis don't have the business name please provide cash flow analysis or CPA letter stating business name with reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-12): See attached working capital analysis verifying positive excess working capital.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-09-18): Working Capital analysis received and associated to evidence of access to funds and cash flow analysis. Exception cleared Seller Comment (2024-09-12): See attached working capital analysis verifying positive excess working capital.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-09-18): Working Capital analysis received and associated to evidence of access to funds and cash flow analysis. Exception cleared Seller Comment (2024-09-12): See attached working capital analysis verifying positive excess working capital.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-09-18): Working Capital analysis received and associated to evidence of access to funds and cash flow analysis. Exception cleared Seller Comment (2024-09-12): See attached working capital analysis verifying positive excess working capital.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-18): Working Capital analysis received and associated to evidence of access to funds and cash flow analysis. Exception cleared

Seller Comment (2024-09-16): The business name is located in the upper left-hand corner of the working capital analysis: Pro Active Management.

Reviewer Comment (2024-09-13): Provided cash flow analysis don't have the business name please provide cash flow analysis or CPA letter stating business name with reflecting the use of these funds will not have a negative impact to the Business, Exception remains.

Seller Comment (2024-09-12): See attached working capital analysis verifying positive excess working capital.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.		The Flood Insurance was not escrowed as required by guidelines.				Reviewer Comment (2024-09-20): Flood premium included in hazard payment. Documentation provided. Seller Comment (2024-09-13): Flood insurance was included in the escrow amount - please see the detailed info along with the bills	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110345		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-04): Client elects to waive. Seller Comment (2024-10-01): Please waive this exception. Reviewer Comment (2024-09-26): EV2 exception and can be waived upon request.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate Subject address ZIP code does not match ZIP code of note address				Reviewer Comment (2024-09-20): Updated Note provided. Seller Comment (2024-09-20): (Rate Lock) Corrected note provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Zip code mismatch with Note address				Reviewer Comment (2024-09-20): Updated Note provided. Seller Comment (2024-09-20): (Rate Lock) Corrected note provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Zip code mismatch with Note address				Reviewer Comment (2024-09-20): Updated Note provided. Seller Comment (2024-09-20): (Rate Lock) Corrected note provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-20): Client elects to waive. Seller Comment (2024-09-20): (Rate Lock) Lender accepts and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: XXXX XXXX					Reviewer Comment (2024-09-26): Corrected 1003 provided. Seller Comment (2024-09-26): (Rate Lock) The 1003 does not need to be signed, as it is a clerical error. Please clear. Reviewer Comment (2024-09-25): Provided 1003 is not signed and dated. Required signed and dated copy of 1003. Exception remains. Seller Comment (2024-09-25): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	System	AUS/Approval Subject Address does not match Note address.						Reviewer Comment (2024-09-25): Approval with subject address matching with Note is received. Exception cleared. Seller Comment (2024-09-25): (Rate Lock) Provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	System	1003 Subject Address does not match Note address.						Reviewer Comment (2024-09-26): Corrected 1003 provided. Seller Comment (2024-09-26): (Rate Lock) The 1003 does not need to be signed, as it is a clerical error. Please clear. Reviewer Comment (2024-09-25): Provided 1003 is not signed and dated. Required signed and dated copy of 1003. Exception remains. Seller Comment (2024-09-25): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110567		XXXX	XXXX	XXXX	Credit	System	General	System	Security Instrument address does not match Note address.						Reviewer Comment (2024-09-26): Evidence of Security instrument being re-recorded with corrected zip code. Seller Comment (2024-09-25): (Rate Lock) Page 1 confirms it will be re-recorded with correct zip	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-06): PDI provided. Reviewer Comment (2024-10-23): Please provide report when received. Seller Comment (2024-10-17): (Rate Lock) Waiting for PDI - this has been ordered	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2024-10-18): XXXX received proof of earlier electronic receipt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds the guideline maximum of 80%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Property inspected post disaster but pre-FEMA declaration of disaster end date.	Borrower has been on job 5+ years. FICO exceeds guideline minimum by at least 40 points. DTI below guideline maximum by at least 5%. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-08): Lender exception with compensating factors.

Seller Comment (2024-11-01): (Rate Lock) Credit supplement shows current to XXXX/24 with no lates past 30 days. Please clear.

Reviewer Comment (2024-10-23): Please provide updated lender exception reflecting correct LTV exception and mortgage statement for REO property XXXX reflects past due payments.

Seller Comment (2024-10-17): (Rate Lock) Please waive: Bank statement loan guidelines met w/ compensating factors for 85% LTV - For the LTV of 85%, please waive because of compensating factors: Credit score above minimum by 20 points (748) and Time on job of 5 years or greater (12).
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds the guideline maximum of 80%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Property inspected post disaster but pre-FEMA declaration of disaster end date.	Borrower has been on job 5+ years. FICO exceeds guideline minimum by at least 40 points. DTI below guideline maximum by at least 5%. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-08): Lender exception with compensating factors.

Seller Comment (2024-11-01): (Rate Lock) Credit supplement shows current to XXXX/24 with no lates past 30 days. Please clear.

Reviewer Comment (2024-10-23): Please provide updated lender exception reflecting correct LTV exception and mortgage statement for REO property XXXX reflects past due payments.

Seller Comment (2024-10-17): (Rate Lock) Please waive: Bank statement loan guidelines met w/ compensating factors for 85% LTV - For the LTV of 85%, please waive because of compensating factors: Credit score above minimum by 20 points (748) and Time on job of 5 years or greater (12).
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower was qualified using three businesses when two is the maximum per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. FICO exceeds guideline minimum by at least 40 points. DTI below guideline maximum by at least 5%.	XXXX	Reviewer Comment (2024-10-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	LTV of 85% is > the guideline maximum for a rate/term refinance of 80%. The mortgage statement for REO property XXXX reflects past due payments.	Reviewer Comment (2024-11-08): Lender exception for LTV and credit update reflects no lates, exception cleared.

Seller Comment (2024-11-01): (Rate Lock) Credit supplement shows current to XXXX/24 with no lates past 30 days. Please clear.

Reviewer Comment (2024-10-23): Please provide updated lender exception reflecting correct LTV exception and mortgage statement for REO property XXXX reflects past due payments.

Seller Comment (2024-10-17): (Rate Lock) For the LTV of 85%, please waive because of compensating factors: Credit score above minimum by 20 points (748) and Time on job of 5 years or greater (12).
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110579		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110375		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	XXXX	Mortgage Statement is missing in file for property as "XXXX St".				Reviewer Comment (2024-10-24): CD and First Payment letter uploaded. 1st pmt stmt used for PITIA on Primary Residence. Seller Comment (2024-10-24): See attached the 1st payment letter and the final CD signed. Seller Comment (2024-10-24): There is no statement it was a simultaneous closing. I provided the 1008 that shows the PITI. Reviewer Comment (2024-10-23): Statement not provided in upload, exception remains. Seller Comment (2024-10-21): See attached 1008 for XXXX street simultaneous closing. Borrower primary	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Provide the Account Statements - Business for month of XXXX				Reviewer Comment (2024-10-03): Exception Cleared - Received complete 12 months bank statement associated the same data updated as per provided documents. Seller Comment (2024-10-02): (Rate Lock) Stmt not needed 12 months of statements were provided from XXXX-XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Document borrower is at least 25% owner of business missing from the loan file.				Reviewer Comment (2024-10-11): Sole Proprietorship documentation provided. Seller Comment (2024-10-05): (Rate Lock) Please clear, everything provided to suffice Seller Comment (2024-10-02): (Rate Lock) Doc shows sole proprietorship	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Origination used positive cash flow on departing primary.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.72166% exceeds Guideline total debt ratio of 50.00000%.	Per Guidelines, maximum DTI is 50%, loan value 54.72%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110609		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.72166% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per Guidelines, maximum DTI is 50%, loan value 54.72%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors. Seller Comment (2024-10-05): (Rate Lock) Please clear, everything provided to suffice Seller Comment (2024-10-02): (Rate Lock) CIC provided Seller Comment (2024-10-02): (Rate Lock) Exception was already provided and this was cleared below	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Rd, XXXX, XXXX Statement	Missing REO mortgage statement / property charges (taxes, insurance, HOA) for XXXX Rd.				Reviewer Comment (2024-09-27): REO docs received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) REO docs provided Reviewer Comment (2024-09-26): Received HOA Verification. Mortgage Statement, taxes and insurance verification documents are missing. Exception Remains. Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose a reason for not having an escrow account on page 4.				Reviewer Comment (2024-09-26): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-25): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing REO mortgage statement / property charges (taxes, insurance, HOA) for XXXX Rd.				Reviewer Comment (2024-09-27): REO docs received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) REO docs provided Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing REO mortgage statement / property charges (taxes, insurance, HOA) for XXXX Rd.				Reviewer Comment (2024-09-27): REO docs received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) REO docs provided Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing REO mortgage statement / property charges (taxes, insurance, HOA) for XXXX Rd.				Reviewer Comment (2024-09-27): REO docs received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) REO docs provided Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110463		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing REO mortgage statement / property charges (taxes, insurance, HOA) for XXXX Rd.				Reviewer Comment (2024-09-27): REO docs received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) REO docs provided Reviewer Comment (2024-09-26): Received HOA Verification. Mortgage Statement , taxes and insurance verification documents are missing. Exception Remains. Seller Comment (2024-09-25): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110469		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		The loan file is missing hazard insurance verification for XXXX.				Reviewer Comment (2024-09-23): Received Hazard insurance document for XXXX, Exception cleared. Seller Comment (2024-09-19): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110469		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan approval in file reflects Borrower has another transaction in progress. Provide settlement statement from that transaction to ensure all debts reflected in DTI.				Reviewer Comment (2024-09-24): Fianl CD for primary property refinace provided, closed simutaneously with subject property. Seller Comment (2024-09-19): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110461		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Way, XXXX, XXXX Statement	Mortgage statement not provided for property XXXX				Reviewer Comment (2024-09-25): Monthly amount updated from credit supplement. Exception cleared Seller Comment (2024-09-24): (Rate Lock) Credit supplement is sufficient for mortgage statement, as it shows monthly amount. Please clear. Reviewer Comment (2024-09-23): Require document is mortgage statement , Exception remains Seller Comment (2024-09-21): (Rate Lock) The attached DOT shows the same loan number as the credit supplement with the monthly mortgage amount.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110461		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-09-13): Received HOA/Condo questionnaire & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) Escrow waiver provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110612		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender on Appraisal differs from the Note. File is missing Appraisal Transfer Letter.				Reviewer Comment (2024-09-26): Waived per client request Seller Comment (2024-09-24): (Rate Lock) Accept the EV and want to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110612	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. No valid Change of Circumstance in file for the increased fees and no cure was provided at closing.	Reviewer Comment (2024-09-30): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2024-09-27): (Rate Lock) LOE provided. Fees were shopped for and not held to 10% tolerance.

Reviewer Comment (2024-09-26): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $71.50.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (2024-09-26): XXXX received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check.

Seller Comment (2024-09-25): (Rate Lock) Provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Second Home	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110612		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (2024-09-30): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Second Home	Refinance - Cash-out - Home Improvement	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	B	B	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110582		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy does not reflect a coverage amount.				Reviewer Comment (2024-09-27): Client elects to Waive. Seller Comment (2024-09-25): (Rate Lock) We accept to proceed with the EV2. Nothing needs to be provided for it to be waived as is. Reviewer Comment (2024-09-24): Provide document which shows lender accepted, Exception remains Seller Comment (2024-09-19): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110467		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.82405% exceeds Guideline total debt ratio of 50.00000%.	Lender approved exception for DTI above 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110467		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $XXXX	Lender approved exception for cash out over XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110467		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a certificate of good standing for the vesting business entity.				Reviewer Comment (2024-10-03): COGS provided, exception cleared. Seller Comment (2024-09-28): (Rate Lock) Doc provided Reviewer Comment (2024-09-24): The provided certificate of good standing is for the business used for income not for the vesting entity. Seller Comment (2024-09-17): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110467	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document that the Borrower is 100% owners of the business entity used for income qualification.	Reviewer Comment (2024-11-08): Borrower is sole managing member.

Seller Comment (2024-11-07): (Rate Lock) Bylaws have him listed as the only incorporator and no one else. This means he owns 100% and is sufficient for ownership. Please clear.

Reviewer Comment (2024-11-06): Provided bylaws do not reflect the % of Shares that the borrower has in the company .Exception remains

Seller Comment (2024-11-05): (Rate Lock) Bylaws provided showing borrower as the only incorporator and 100% please clear.

Reviewer Comment (2024-10-09): CPA Letter provided and updated proof of business ownership is not specified for XXXXoration require CPA Letter stating 100% ownership of Borrower in XXXXoration, Exception remains

Seller Comment (2024-10-05): (Rate Lock) CPA states XXXX XXXX files 1120S for XXXX indicating he is the owner

Reviewer Comment (2024-09-30): Proof borrower is both manager and president with no one else indicating he is 100% owner. Exception remains

Seller Comment (2024-09-27): (Rate Lock) Proof borrower is both manager and president with no one else indicating he is 100% owner.

Reviewer Comment (2024-09-24): Provided documentation is for the vesting entity and not the business used for income qualification (XXXX).

Seller Comment (2024-09-22): (Rate Lock) Provided

Reviewer Comment (2024-09-19): Exception Remains - The received document is not for the business XXXXoration. Require the third party verification like CPA letter, operating agreement for the business XXXXoration which states 100% ownership.

Seller Comment (2024-09-17): (Rate Lock) Proof borrower is managing member
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110634		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-01): (Rate Lock) Accept the EV2 and wish to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110634		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 84.62770% exceeds Guideline loan to value percentage of 80.00000%.	Calculated loan to value percentage of 84.62770% exceeds Guideline loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110634		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 84.62770% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated loan to value percentage of 84.62770% exceeds Guideline loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110634		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Calculated loan to value percentage of 84.62770% exceeds Guideline loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110350		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-09-26): Exception cleared; Fraud report is received. Seller Comment (2024-09-25): document provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110350		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2024-09-26): Exception Cleared; received Security Instrument document. Seller Comment (2024-09-25): deed of trust provided please review	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Refinance - Rate/Term		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	A	D	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-09-18): Fraud report received and associated .Exception cleared Seller Comment (2024-09-16): XXXX report provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-10-11): Title final received and updated. Exception cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title did not contain the loan coverage amount.				Reviewer Comment (2024-10-11): Title final received and updated. Exception cleared Seller Comment (2024-10-09): title policy provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The E-Consent was not located within the loan file.				Reviewer Comment (2024-09-19): Document provided , Exception Cleared Seller Comment (2024-09-17): document provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-17): Appraisal waiver provided. System Cleared. Seller Comment (2024-10-09): appraisal waiver provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.				Reviewer Comment (2024-10-23): Lender acknowledges and elects to waive. Seller Comment (2024-10-18): Due this being a 2 GradeXXXXn we Waive this exception? Reviewer Comment (2024-10-17): Evidence of Right to Receive a copy of the Appraisal delivered within 3 days of Application not provided. Information also present on LEs. Seller Comment (2024-10-09): proof of appraisal provided please review	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The Mortgage Clause for subject loan was not present on the Hazard Insurance Policy.				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-17): document provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Provide evidence the borrower received a copy of the appraisal on or prior to closing.				Reviewer Comment (2024-10-21): Received appraisal delivery receipt dated XXXX/2024, Exception Cleared Seller Comment (2024-10-18): document provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110566	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business	Reviewer Comment (2024-10-28): XXXX not being used for borrower income. XXXX not used for file assets. Exception cleared.

Reviewer Comment (2024-10-21): Exception remains. Guidelines do not reference a difference in business assets where income is not being used.

Seller Comment (2024-10-15): (Rate Lock) Since income is not given to this business assets are used from, we do not need to confirm if will have a negative impact.

Reviewer Comment (2024-10-14): Guidelines do not state that the requirement is waived if not the business used for income, exception remains.

Seller Comment (2024-10-09): (Rate Lock) Using assets from XXXX LLC - this is not the income source therefore no write up for business use of funds is needed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing				Reviewer Comment (2024-09-25): Fraud Report document received and verified. Exception cleared. Seller Comment (2024-09-24): XXXX has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal dated XXXX is missing evidence of receipt.				Reviewer Comment (2024-09-26): Appraisal delivery provided, system cleared. Seller Comment (2024-09-24): Proof of receipt of appraisal has been provided on the attached Loan Activity report.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Appraisal dated XXXX is missing evidence of receipt.				Reviewer Comment (2024-09-26): Delivery provided, system cleared. Seller Comment (2024-09-24): Proof of receipt of appraisal has been provided on the attached Loan Activity report.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Appraisal dated XXXX is missing evidence of receipt.				Reviewer Comment (2024-09-26): Delivery provided, system cleared. Seller Comment (2024-09-24): Proof of receipt of appraisal has been provided on the attached Loan Activity report.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Analysis	A cash flow analysis is required to confirm the withdrawal of the funds will not negatively impact the business				Reviewer Comment (2024-09-25): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-24): please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110346		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A cash flow analysis is required to confirm the withdrawal of the funds will not negatively impact the business.				Reviewer Comment (2024-09-25): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-24): please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110614		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a cash out refinance and asset utilization is being used for income which is ineligible per guidelines.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. Documents received, system cleared. Credit score exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110614		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan has non occupying co borrower on a cash out refinance with all income coming from the non occupant.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. Documents received, system cleared. Credit score exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110614		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX.00 is greater than Guideline maximum loan amount of XXXX.00.	The maximum loan amount for a non occupying borrower is XXXX.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. Documents received, system cleared. Credit score exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-09): Documents received, system cleared. Seller Comment (2024-10-03): (Rate Lock) Exception provided refers to LA being over $1mill	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110637		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrower does not have 5% of his own funds into the transaction and is receiving a gift for $XXXX cash to close is $XXXX The Borrower does have $XXXX in his own funds not being used towards the loan transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-13): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-08): (Rate Lock) Corrected exception Reviewer Comment (2024-09-16): Lender exception reflects Borrower is receiving XXXX in gift funds when documented is XXXX, updated exception required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110637		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 2.83% is less than Guideline required borrower's own funds of 5.00%.	Borrower does not have 5% of his own funds into the transaction and is receiving a gift for XXXX.00 cash to close is XXXX.00. The Borrower does have $33,583 in his own funds not being used towards the loan transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-13): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-08): (Rate Lock) Corrected exception Reviewer Comment (2024-09-16): Lender exception reflects Borrower is receiving XXXX in gift funds when documented is XXXX, updated exception required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110637		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower does not have 5% of his own funds into the transaction and is receiving a gift for XXXX.00 cash to close is XXXX.00. The Borrower does have $XXXX in his own funds not being used towards the loan transaction.				Reviewer Comment (2024-10-13): System cleared after Lender Exception with Compensating Factors provided. Unable to use DTI compensating factor. Seller Comment (2024-10-08): (Rate Lock) Corrected exception	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110637		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower does not have 5% of his own funds into the transaction and is receiving a gift for XXXX.00 cash to close is XXXX.00. The Borrower does have $XXXX in his own funds not being used towards the loan transaction.				Reviewer Comment (2024-10-13): System cleared after Lender Exception with Compensating Factors provided. Unable to use DTI compensating factor. Seller Comment (2024-10-08): (Rate Lock) Corrected exception	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110637		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower does not have 5% of his own funds into the transaction and is receiving a gift for XXXX.00 cash to close is XXXX.00. The Borrower does have $XXXX his own funds not being used towards the loan transaction.				Reviewer Comment (2024-10-13): System cleared after Lender Exception with Compensating Factors provided. Unable to use DTI compensating factor. Seller Comment (2024-10-08): (Rate Lock) Corrected exception	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	On Final Closing Disclosure dated XXXX page 4 Escrow account information section will not have an escrow account is selected but to elect you declined it or your lender does not offer one was not completed.				Reviewer Comment (2024-09-17): XXXX Received Corrected PCCD and LOE. Seller Comment (2024-09-16): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Subject LTV is 85% when the maximum is 80% with an escrow waiver.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Residual income >XXXX. 18 months 0 late payments. FICO 743 when guideline requirement is 720.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors Reviewer Comment (2024-09-13): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Subject LTV is 85% when the maximum is 80% with an escrow waiver.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Residual income >XXXX. 18 months 0 late payments. FICO 743 when guideline requirement is 720.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.92 is less than Guideline PITIA months reserves of 12.00.	Subject loan reflects 7.92 months reserves when 12 months are required for an escrow waiver.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Residual income >XXXX. 18 months 0 late payments. FICO 743 when guideline requirement is 720.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors Reviewer Comment (2024-09-13): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Subject LTV is 85% when the maximum is 80% with an escrow waiver. Subject loan reflects 7.92 months reserves allowed when 12 months are required for an escrow waiver.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Residual income >XXXX. 18 months 0 late payments. FICO 743 when guideline requirement is 720.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has two Tradelines reporting in 12 months when 3 are required by guidelines.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Residual income >XXXX. 18 months 0 late payments. FICO 743 when guideline requirement is 720.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors Reviewer Comment (2024-09-13): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Subject loan reflects 7.92 months reserves when 12 months are required for an escrow waiver.				Reviewer Comment (2024-10-04): Exception provided, system cleared. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors Reviewer Comment (2024-09-13): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110470		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Subject loan reflects 7.92 months reserves when 12 months are required for an escrow waiver.				Reviewer Comment (2024-10-04): Exception provided, system cleared. Seller Comment (2024-10-01): (Rate Lock) Exception provided with comp factors Reviewer Comment (2024-09-13): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110629		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement Not Provided.				Reviewer Comment (2024-09-23): Exception cleared - E-sign Consent Agreement received in file. Seller Comment (2024-09-19): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110629		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Max LTV when multiple NSFs are present is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	5+ years on job. DTI is least 10% < the guideline maximum. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110629		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Max LTV when multiple NSFs are present is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	5+ years on job. DTI is least 10% < the guideline maximum. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110629		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Max LTV when multiple NSFs are present is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	5+ years on job. DTI is least 10% < the guideline maximum. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110629		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate not delivered to Borrower(s) within three (3) business days of application.				Reviewer Comment (2024-09-25): XXXX received disclosure tracking suffice. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110635		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Tangible Net Benefit Disclosure	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not provided to the Borrower.	Tangible Net Benefit Disclosure not provided to the Borrower				Reviewer Comment (2024-09-24): Waived per client request Seller Comment (2024-09-19): (Rate Lock) Lender accepts the EV2 as is and proceed by waiving.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110635		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 686 is less than Guideline representative FICO score of 720.	Lender Approved Exception for an escrow waiver with a credit score of 686 when a score of 720 is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Time on job of 5+ years. Reserves exceed guidelines by at least 4 months. LTV is < the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110635		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX	Lender Exception Approved for Borrower's Charge-Off of $XXXX to remain open from XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Time on job of 5+ years. Reserves exceed guidelines by at least 4 months. LTV is < the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110635		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold	Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount.	Financed Fees on subject loan in excess of 5% of Total Loan Amount.				Reviewer Comment (2024-09-24): Waived per client request Seller Comment (2024-09-19): (Rate Lock) Lender accepts the EV2 as is and proceed by waiving.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110635		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender Approved Exception for an escrow waiver with a credit score of 686 when a score of 720 is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Time on job of 5+ years. Reserves exceed guidelines by at least 4 months. LTV is < the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110465		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110464		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of XXXX.00 is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-09-25): Lender acknowledges and elects to waive. Seller Comment (2024-09-23): (Rate Lock) Lender accepts the EV2 and wishes to proceed as is.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110464		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	The guidelines require a 5% LTV hit for a First Time Investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception with compensating factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110464		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The guidelines require a 5% LTV hit for a First Time Investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception with compensating factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110464		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The guidelines require a 5% LTV hit for a First Time Investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-04): Lender exception with compensating factors. Seller Comment (2024-10-01): (Rate Lock) Exception with compensating factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110464		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The CPA letter in file does not state that there would be no negative impact to the business in using business funds for closing/reserves nor is a cash flow analysis present in the loan file as required by guidelines.				Reviewer Comment (2024-10-01): Business funds not used for qualifying. Access letter or cash flow analysis is not required. Exception cleared. Seller Comment (2024-09-30): (Rate Lock) Assets on this file were from personal XXXX account only. No business funds used, so no CFA needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110460		XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.				Reviewer Comment (2024-10-29): Complete 1031 exchange documents provided. Reviewer Comment (2024-09-30): Exception Remains - Provided Exchange 1031 is related to the borrower. Seller Comment (2024-09-27): (Rate Lock) 1031 exchange docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110460		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXAve, XXXX Insurance Verification	Tax and Insurance verification documents for primary residence are missing in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	On the job for 15+ years. LTV 60% DTI 12%	XXXX	Reviewer Comment (2024-11-15): Lender exception provided. Reviewer Comment (2024-11-15): EXCEPTION HISTORY - Exception Explanation was updated on XXXX5/2024 PRIOR Exception Explanation: Insurance Verification, Tax Verification Seller Comment (2024-11-12): (Rate Lock) Exception and cert provided Reviewer Comment (2024-11-12): Insurance verification missing in loan file and provided tax certificate year missing. Exception remains Seller Comment (2024-11-11): (Rate Lock) Tax verification provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110460		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-29): Complete 1031 exchange documents provided. Reviewer Comment (2024-09-30): Exception Remains - Provided Exchange 1031 is related to the borrower. Seller Comment (2024-09-27): (Rate Lock) 1031 exchange funds provided for the file	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110460		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing sufficient assets to close.				Reviewer Comment (2024-10-29): Complete 1031 exchange documents provided. Reviewer Comment (2024-09-30): Exception Remains - Provided Exchange 1031 is related to the borrower. Seller Comment (2024-09-27): (Rate Lock) 1031 exchange funds provided for the file	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110569		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for tradelines requirements, the borrower lacks 3 tradelines opened for 12 months with Date Late Active within 12 months.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110569		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for tradelines requirements, the borrower lacks 3 tradelines opened for 12 months with Date Late Active within 12 months.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-09-24): Lender acknowledged and elected to waive. Seller Comment (2024-09-18): (Rate Lock) Lender accepts the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Account Statements - Business	The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): Bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) Jan stmt provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): Bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) Jan stmt provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-09-20): CPA letter provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): CPA letter and bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) All docs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): CPA letter and bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) All docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): CPA letter and bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) All docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-09-20): CPA letter and bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110611		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing the XXXX bank statement for income calculation.				Reviewer Comment (2024-09-20): Bank statement provided exception cleared. Seller Comment (2024-09-18): (Rate Lock) Jan stmt provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	ECOA Receipt of Appraisal Without Waiver				Reviewer Comment (2024-10-22): Documents received, system cleared. Seller Comment (2024-10-16): Property Address is disclosed on the top of the page in General Loan information section	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. no cure was provided to the borrower.				Reviewer Comment (2024-09-18): XXXX received valid COC dated XXXX. Seller Comment (2024-09-17): COC dated 0XXXX gives valid reason for the increase to Appraisal Fee was because property location in Rural Area and million dollar property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. cure was provided to the borrower.				Reviewer Comment (2024-09-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-17): Final CD gives cure of XXXX to the borrower for the addition of the second Appraisal Fee	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110357	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. no cure was provided to the borrower.	Reviewer Comment (2024-11-15): XXXX received attestation suffice.

Seller Comment (2024-11-14): Signed attestation has been provided.

Reviewer Comment (2024-11-12): Fees for optional services not required by the lender required to be disclosed in Section H on page 2 of the CD.  Please provide LOE, PCCD disclosing Survey in Section H if not required and signed attestation indicating Survey was not required by lender or title to issue title insurance.

Seller Comment (2024-11-12): The property is in NY and in the state of NY a survey is not required. Since the borrower shopped for Title Services, the survey fee is a not a zero-tolerance fee and is non-testable fee.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)				Reviewer Comment (2024-10-22): Documents received, system cleared. Reviewer Comment (2024-09-18): Appraisal notice received is not acceptable as it does not reflect any proof that it was for subject property address and borrower .Exception remains Seller Comment (2024-09-16): Proof Attached that borrower was sent the Appraisal Reports by email and Loan summary shows they received prior to closing.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non arms length transaction as Borrower is purchasing property from their landlord which requires a 12 month payment history and the loan file only contains 11 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Non arms length transaction as Borrower is purchasing property from their landlord which requires a 12 month payment history and the loan file only contains 11 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient cure provided at closing				Reviewer Comment (2024-11-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110626		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has an escrow waiver when FICO is < 720 and only 6 months reserves when 12 months are required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-09-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110626		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	The loan was purchased >180 days but < 360 days and the appraised value was used for qualification. The max LTV based on current appraised value is 65%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110626		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	The loan was purchased >180 days but < 360 days and the appraised value was used for qualification. The max LTV based on current appraised value is 65%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110626		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The city reflected on the appraisal does not match the city reflected on the Note.				Reviewer Comment (2024-10-24): Corrected report provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided						Reviewer Comment (2024-10-01): Divorce Decree received and associated. Exception cleared. Seller Comment (2024-09-30): (Rate Lock) Divorce decree provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		File is missing Purchase Agreement/Sales Contract.				Reviewer Comment (2024-09-18): Purchase Agreement and Sales Contract Addendum document received and associated. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	D	B	D	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.		The IRA statements in file used for asset utilization are from XXXX 2024 and within 45 days of note date however, per guidelines the statements should be within 30 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $XXXX is less than AUS required disposable income of XXXX.00.	The residual income for Borrower of $XXXX is < the guideline requirement of XXXX.00. Divorce decree is also missing from the loan file to account for alimony payment required by Borrower.				Reviewer Comment (2024-10-03): Divorce Decree provided. Residual not required for Asset Utilization. Reviewer Comment (2024-10-01): Section 702 of the Guidelines state the minimum required Residual income is XXXX for an Owner Occupied Property for a borrower with no dependents. Seller Comment (2024-10-01): (Rate Lock) LOE provided Reviewer Comment (2024-10-01): Divorce decree received to support monthly alimony obligation whereas guideline requirement of XXXX residual income is still not met. Exception remains. Seller Comment (2024-09-30): (Rate Lock) Divorce decree provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110631		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The residual income for Borrower of $XXXX is < the guideline requirement of XXXX.00. Divorce decree is also missing from the loan file to account for alimony payment required by Borrower.				Reviewer Comment (2024-10-03): Divorce Decree provided. Residual not required for Asset Utilization. Reviewer Comment (2024-10-01): Section 702 of the Guidelines state the minimum required Residual income is XXXX for an Owner Occupied Property for a borrower with no dependents. Seller Comment (2024-10-01): (Rate Lock) LOE provided Reviewer Comment (2024-10-01): Divorce decree received to support monthly alimony obligation whereas guideline requirement of XXXX residual income is still not met. Exception remains. Seller Comment (2024-09-30): (Rate Lock) Divorce decree provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110625		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower is a First-time homebuyer purchasing investment property and does not have a 12-month housing history. Borrower has only 1 tradeline, guidelines require 3.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110625		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a First-time homebuyer purchasing investment property.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110625		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have a 12-month housing history. Borrower has rented for the past 8 months and lived rent-free for 7 years prior.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110625		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has only 1 tradeline, guidelines require 3.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110625		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.97 is less than Guideline PITIA months reserves of 6.00.	PITIA months reserves of 5.97 is less than Guideline PITIA months reserves of 6.00 (EMD funds of XXXX are not sourced).	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-04): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-02): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Letter	CPA letter provided is not dated and the letter does not confirm the businesses have been in existence for 2 years.	Reviewer Comment (2024-11-13): CPA letter provided Exception cleared

Seller Comment (2024-11-10): (Rate Lock) CPA provided both CPA letters together and dated XXXX/24. One document provided and was dated this should be enough to clear.

Seller Comment (2024-11-10): (Rate Lock) This is not relevant. Original condition stated it was not dated, and it is now dated, and 2 year existence was provided. Please clear this.

Reviewer Comment (2024-11-08): Provided dated CPA letter does not reflect XXXX LLC only XXXX and XXXX visuals.

Reviewer Comment (2024-11-08): XXXX verification of 2 year history document is not dated.

Seller Comment (2024-11-06): (Rate Lock) THese were already provided. CPA letter was dated and entity shows in business for 2+ years. This is sufficient to clear.

Reviewer Comment (2024-11-04): Exception Remains - Required CPA letter or Business entity with for the business XXXX LLC

Seller Comment (2024-11-01): (Rate Lock) dated CPA letter and proof 2 years provided

Reviewer Comment (2024-10-30): Business entity listing received and associated as third party verification for XXXX XXXX and XXXX LLC . Business entity listing for XXXX LLC is post dated which is not acceptable  Provide us with CPA letter or third party verification for  XXXX LLC. Exception remains

Seller Comment (2024-10-30): (Rate Lock) Proof XXXX Visuals (per CPA letter same as Sellers Vision) has been in exsistence for 2+ years

Reviewer Comment (2024-10-11): Documentation provided for XXXX LLC and XXXX LLC but missing for Sellers Vision and missing dated CPA letter.

Seller Comment (2024-10-11): (Rate Lock) Proof businesses have been in existence for 2+ years

Reviewer Comment (2024-09-24): Exception Remain - Required CPA letter with provide dated for borrower XXXX XXXX, Provided CPA letter is not dated.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan qualified with using 3 businesses for bank statement qualification when only 2 are allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		The Borrower does not meet the tradeline requirements as they only have 2 tradelines; 1 being a mortgage with 12 months history verified and the other a revolving account with greater than 24 months history..	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	CPA letter provided is not dated ( and the letter does not confirm the businesses have been in existence for 2 years.	Reviewer Comment (2024-11-13): CPA letter provided Exception cleared

Seller Comment (2024-11-10): (Rate Lock) CPA provided both CPA letters together and dated XXXX/24. One document provided and was dated this should be enough to clear.

Seller Comment (2024-11-10): (Rate Lock) This is not relevant. Original condition stated it was not dated, and it is now dated, and 2 year existence was provided. Please clear this.

Reviewer Comment (2024-11-08): The XXXX verification of employment history was not dated.

Seller Comment (2024-11-06): (Rate Lock) THese were already provided. CPA letter was dated and entity shows in business for 2+ years. This is sufficient to clear.

Reviewer Comment (2024-11-04): Exception Remains - Required CPA letter or Business entity with for the business XXXX LLC

Seller Comment (2024-11-01): (Rate Lock) dated CPA letter and proof 2 years provided

Reviewer Comment (2024-10-30): Business entity listing received and associated as third party verification for XXXX XXXX and XXXX LLC . Business entity listing for XXXX LLC is post dated which is not acceptable  Provide us with CPA letter or third party verification for  XXXX LLC. Exception remains

Seller Comment (2024-10-30): (Rate Lock) Proof XXXX Visuals (per CPA letter same as Sellers Vision) has been in exsistence for 2+ years

Reviewer Comment (2024-10-11): Documentation provided for XXXX LLC and XXXX LLC but missing for Sellers Vision and missing dated CPA letter.

Seller Comment (2024-10-11): (Rate Lock) Proof businesses have been in existence for 2+ years
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a copy of the front of the Borrower's permanent resident card.				Reviewer Comment (2024-10-02): From of permanent resident alien card provided with extension, exception cleared. Seller Comment (2024-09-26): (Rate Lock) Provided with extension documentation	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Borrower is a first time investor and requires a 5% LTV reduction per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors. Seller Comment (2024-10-08): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110638		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower is a first time investor and requires a 5% LTV reduction per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors. Seller Comment (2024-10-08): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110627		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-09-24): Lender acknowledged and elected to waive. Seller Comment (2024-09-19): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110471		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-01): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110471		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-01): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110363		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence of delivery of the XXXX report and the XXXX report.				Reviewer Comment (2024-10-11): Lender acknowledges and elects to waive. Seller Comment (2024-10-07): Accept level 2. Please close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-23): Delivery provided, system cleared. Seller Comment (2024-10-17): Evidence of Appraisal receipt has been provided. Please review document attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	B	B	B	B	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110338	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Business has not been open 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110623		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110623		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower. XXXX	The Closing Disclosure issued on XXXX increased the appraisal fee to XXXX. The loan file does not contain a valid changed circumstance for the increase of the appraisal fee. The final signed and dated Closing Disclosure does not reflect a tolerance cure for increase.				Reviewer Comment (2024-09-23): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-22): (Rate Lock) PCCD and check provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110623		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Tolerance Cure for this increase was reflected on the final signed and dated Closing Disclosure.				Reviewer Comment (2024-09-18): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-17): (Rate Lock) Please clear this was already applied at closing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110584		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or XXXX.				Reviewer Comment (2024-10-23): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-10-22): (Rate Lock) Provided Reviewer Comment (2024-09-13): XXXX received rebuttal, however cure provided at closing is $XXXX and cure required is $XXXX. Please provide additional cure of $XXXX. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-0XXXX): (Rate Lock) Cure applied at signed CD at closing	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110584	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.19 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.19 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2024-10-08): Post close CD received and updatedXXXXsh to close and reserve requirement met, Exception Cleared

Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear

Seller Comment (2024-10-04): (Rate Lock) LOE provided

Reviewer Comment (2024-09-25): Provided reserves is $XXXX which is not meet the requirement, please provide additional funds to meet the requirement, Exception remains.

Seller Comment (2024-09-25): (Rate Lock) The borrower got a number of gifts wired directly to closing. Between these gifts (used to close) and the remainder of the borrower's own assets, we should have enough for closing and reserves.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110584		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation mismatch due to reserve requirement not met, CPA expense letter not completed by person that prepare the borrower's tax returns, and business ownership less than 50%. ***Update XXXX : ownership of 25% allowed.				Reviewer Comment (2024-10-09): Lender exception, system cleared. Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear Reviewer Comment (2024-09-30): 25% ownership confirmed in file and guidelines. Still outstanding CPA letter does not reflect they are the same person that prepare the Borrower's tax returns. Seller Comment (2024-09-25): (Rate Lock) Page 13 of Bank Statement guidelines confirm borrower only needs to be minimum 25% owner. This was from XXXX/24 guideline release.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110584		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reserve requirement not met, CPA expense letter not completed by person that prepare the borrower's tax returns, and business ownership less than 50%. ***Update XXXX : ownership of 25% allowed.				Reviewer Comment (2024-10-09): Lender exception, system cleared. Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear Reviewer Comment (2024-09-27): XXXX 2024 guideline is not available for review. Exception remains Seller Comment (2024-09-25): (Rate Lock) Page 13 of Bank Statement guidelines confirm borrower only needs to be minimum 25% owner. This was from XXXX/24 guideline release.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110584	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Assets are insufficient to satisfy 6 months PITI reserve requirement.	Reviewer Comment (2024-10-08): Post close CD received and updatedXXXXsh to close and reserve requirement met, Exception Cleared

Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear

Seller Comment (2024-10-04): (Rate Lock) LOE provided

Reviewer Comment (2024-09-25): Provided reserves is $XXXX which is not meet the requirement, please provide additional funds to meet the requirement, Exception remains.

Seller Comment (2024-09-25): (Rate Lock) The borrower got a number of gifts wired directly to closing. Between these gifts (used to close) and the remainder of the borrower's own assets, we should have enough for closing and reserves.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110584		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Assets insufficient to satisfy 6 month PITI reserve requirement, CPA expense letter not completed by person that prepare the borrower's tax returns, and business ownership less than 50%. ***Update XXXX : ownership of 25% allowed.				Reviewer Comment (2024-10-09): Lender exception, system cleared. Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear Reviewer Comment (2024-10-01): ***Update XXXX : ownership of 25% allowed. Reviewer Comment (2024-09-27): XXXX 2024 guideline is not available for review. Exception remains Seller Comment (2024-09-25): (Rate Lock) Page 13 of Bank Statement guidelines confirm borrower only needs to be minimum 25% owner. This was from XXXX/24 guideline release.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110584		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not own at least 50% of the business as required by Bank Statement Guidelines.				Reviewer Comment (2024-09-30): Exception cleared, borrower owns 25% as required by guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110584	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Borrower does not own >=50% of the business as required by Guidelines. Borrower's ownership is only 25%. CPA providing Expense Factor verification letter did not prepare the borrower's tax returns as required by Guidelines. Letter states they reviewed the company financial records, not that they prepared the tax returns. ***Update XXXX : ownership of 25% allowed.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 5+ years mortgage payments with no lates.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors. Seller Comment (2024-10-05): (Rate Lock) All docs provided to clear Reviewer Comment (2024-09-27): XXXX 2024 guideline is not available for review. Exception remains Seller Comment (2024-09-26): (Rate Lock) LOE provided Seller Comment (2024-09-25): (Rate Lock) Page 13 of Bank Statement guidelines confirm borrower only needs to be minimum 25% owner. This was from XXXX/24 guideline release.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110633		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate dated XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. E-consent date as disclosure summary is XXXX.				Reviewer Comment (2024-09-24): XXXX received evidence of fulfilment of ILE. Seller Comment (2024-09-23): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110633		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.. The fee amount of XXXX.00 exceeds the previously disclosed amount of $0. A valid COC, nor cure were not provided.				Reviewer Comment (2024-09-19): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110580		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the minimum tradeline requirements. borrower has an overall total of 3 tradelines dating to XXXX. 1 open and active revolving account opened in XXXX. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower 5+ years on job. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110580		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy amount is not given on Preliminary document.				Reviewer Comment (2024-10-09): Lender acknowledges and elects to waive. Seller Comment (2024-10-08): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110531		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing mortgage statement and hazard coverage for the borrower's primary residence.				Reviewer Comment (2024-10-21): Mortgage statement receivedXXXXrtgage is from NBS and tax/insurance are escrowed, exception cleared. Seller Comment (2024-10-17): (Rate Lock) Taxes and Insurance for Primary residence are escrowed and included on attached mortgage statement - Please waive	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110531		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Rd, XXXX Insurance Verification, Statement	Missing mortgage statement and hazard coverage for the borrower's primary residence.				Reviewer Comment (2024-10-21): Mortgage statement receivedXXXXrtgage is from NBS and tax/insurance are escrowed, exception cleared. Seller Comment (2024-10-17): (Rate Lock) Taxes and Insurance for Primary residence are escrowed and included on attached mortgage statement - Please waive	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110472		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower				Reviewer Comment (2024-10-03): XXXX received valid COC dated XXXX. Seller Comment (2024-10-01): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110472		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-10-04): XXXX received PCCD and LOE. Seller Comment (2024-10-03): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110532		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	No evidence of receipt by borrower of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-10-02): Lender acknowledged and elected to waive. Seller Comment (2024-09-27): (Rate Lock) Accept Ev2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110532		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower. XXXX	Survey Fee was last disclosed as XXXX.00 on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-30): XXXX received LOE suffice. Seller Comment (2024-09-27): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110532		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gift funds were wired from XXXX which were deposited into borrowers personal account on XXXX. Per guidelines any foreign assets used for qualification must be 60-day seasoned.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110532		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:XXXX	XXXX	Reviewer Comment (2024-11-01): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-10-30): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110628		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Subject is a non-warrantable condo.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0 x 30 x 24 mortgage history. 0X30X24 housing history 70% LTV	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110628		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-02): Lender acknowledged and elected to waive. Seller Comment (2024-09-27): (Rate Lock) Accept EV2 and wish to proceed by waiving it	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110628		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	File allowing cash back higher than guidelines maximum of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0 x 30 x 24 mortgage history. 0X30X24 housing history 70% LTV	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110628		XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Comparable(s) photos are missing or not legible.		Guidelines require clear, descriptive color photos of subject. Appraisal in file is black and white copy.				Reviewer Comment (2024-09-30): Exception Cleared - Received appraisal clear and descriptive color photos of subject associated the same. Seller Comment (2024-09-27): (Rate Lock) Color app provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110628		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2024-10-02): Lender acknowledged and elected to waive. Seller Comment (2024-09-27): (Rate Lock) Accept EV2 and wish to proceed by waiving it	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110632		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing				Reviewer Comment (2024-09-16): Exception Cleared, E-sign Consent Agreement document is received. Seller Comment (2024-09-15): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110632		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110632		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	Lender exception in file allowing cash out over guidelines maximum of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 64% LTV	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors. Seller Comment (2024-09-15): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110632		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (2024-09-16): Exception Cleared, Hazard insurance policy effective date XXXX is within disbursement date XXXX. Seller Comment (2024-09-15): (Rate Lock) HOI is effective prior to funding. This is acceptable.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-09-26): Final title policy received and associated. Exception cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy in file did not disclose coverage amount.				Reviewer Comment (2024-09-26): Title policy amount updated from Final title policy. Exception cleared. Seller Comment (2024-09-25): final title policy provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-09-26): Fraud report received. Details verified and updated. Exception cleared. Seller Comment (2024-09-25): XXXX report provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-09-27): Evidence of delivery provided, system cleared. Seller Comment (2024-09-25): loan summary and valuation tracking documents provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX4)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-09-27): Evidence of delivery provided, system cleared. Seller Comment (2024-09-25): loan summary and valuation tracking documents provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)				Reviewer Comment (2024-09-27): XXXX received Seller CD Seller Comment (2024-09-26): We do not provide the seller fees on our Final CD. The Seller fees are disclosed by Title in the Seller CD. Please review Seller CD attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	There is no evidence of receipt by borrower of initial Closing Disclosure provided on XXXX.				Reviewer Comment (2024-09-27): XXXX received evidence for initial CD. Seller Comment (2024-09-26): Closing Disclosure was provided to borrower electronically. Please review Loan Summary Report attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110640		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal reflects city of XXXX and Note reflects city of XXXX.				Reviewer Comment (2024-09-24): Corrected appraisal provided. Seller Comment (2024-09-20): (Rate Lock) corrected app provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110434	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	Please provide matrix reflected on approval "XXXX".	Reviewer Comment (2024-09-27): XXXX matrix provided, exception cleared.

Seller Comment (2024-09-26): (Rate Lock) The program called XXXX 12mo PnL, and that is the related Matrix we use on that program. please review and clear the condition .

Reviewer Comment (2024-09-26): As per Approval Loan program is XXXX XXXX 12mo PnL, but the received Matrix is XXXX. Exception remains.

Seller Comment (2024-09-24): (Rate Lock) Kindly find attached

Reviewer Comment (2024-09-23): Matrix provided is for DCSR loan and we require matrix for 12 Mo PnL 30 yrs. fixed, exception remains,

Seller Comment (2024-09-20): (Rate Lock) Kindly find attached the XXXX matrix which has been provided so many times before with many previous files, and kindly advise if we need to upload it with each file. thank you and please advise,
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.				Reviewer Comment (2024-09-27): Disclosure provided, exception cleared. Seller Comment (2024-09-25): See attached Econsent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Assets are insufficient to satisfy 9 months PITI reserves.				Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of 9/13/2024 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX				Reviewer Comment (2024-09-27): PCCD provided, system cleared. Seller Comment (2024-09-25): Please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Assets are insufficient to satisfy 9 months PITI reserves.				Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.51 is less than Guideline PITIA months reserves of 9.00.	Assets are insufficient to satisfy 9 months PITI reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. LTV 73.92% Clean mortgage histiry	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	-Assets are insufficient to satisfy 9 months PITI reserves.				Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110383		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets are insufficient to satisfy 9 months PITI reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. LTV 73.92% Clean mortgage histiry	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110468		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's business opened in late XXXX XXXX. Business bank account was opened with a single deposit on XXXX Additional income deposits did not start until XXXX 23. Borrower has < 2 years self employment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110468		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free and has a limited credit history. Only one tradeline on credit, credit card opened XXXX with a credit limit of $XXXX (Guidelines require 3 reporting for 12 months or 2 reporting for 24 months or 1 reporting for 36 months installment/ mortgage account).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110468		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-20): (Rate Lock) Checklist of coverage provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110468		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower lives rent free and has a limited credit history. Only one tradeline on credit, credit card opened XXXX with a credit limit of $XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110639		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator is missing				Reviewer Comment (2024-09-24): Coverage amount is higher than the loan amount exception cleared. Seller Comment (2024-09-23): (Rate Lock) Email provided confirms guaranteed replacement cost.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110639	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.72166% exceeds Guideline total debt ratio of 50.00000%.	Lender approved exception for DTI exceeding the guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. FICO is 754 and guideline minimum is 720 (34 pts above minimum).	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors.

Seller Comment (2024-10-15): (Rate Lock) Revised exception provided

Reviewer Comment (2024-10-09): Please update compensating factors as min credit is 720 not 660 and cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-05): (Rate Lock) FICO is above 720.

Reviewer Comment (2024-10-04): Score of 720 required for the loan due to waiving of escrows. Cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-02): (Rate Lock) Exception provided

Reviewer Comment (2024-09-18): Please provide valid compensating factors for consideration of downgrading/waiving exception as DTI used as a comp factor exceeds guidelines and has a lender exception request.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110639	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file is using lower 1007 rent for subject property when guidelines only allow for offsetting payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. FICO is 754 and guideline minimum is 720 (34 pts above minimum).	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors.

Seller Comment (2024-10-15): (Rate Lock) Revised exception provided

Reviewer Comment (2024-10-09): Please update compensating factors as min credit is 720 not 660 and cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-05): (Rate Lock) FICO is above 720.

Reviewer Comment (2024-10-04): Score of 720 required for the loan due to waiving of escrows. Cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-02): (Rate Lock) Exception provided

Reviewer Comment (2024-09-18): Please provide valid compensating factors for consideration of downgrading/waiving exception as DTI used as a comp factor exceeds guidelines and has a lender exception request.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110639	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not contain documentation borrower is at least 25% owner of the business used for income. Borrower self-prepares tax returns as a Schedule C and we are looking to use borrower LOE, XXXX business license, and XXXX Application For Business Registration to document 100% owner.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. FICO is 754 and guideline minimum is 720 (34 pts above minimum).	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors.

Seller Comment (2024-10-15): (Rate Lock) Revised exception provided

Reviewer Comment (2024-10-09): Please update compensating factors as min credit is 720 not 660 and cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-05): (Rate Lock) FICO is above 720.

Reviewer Comment (2024-10-04): Score of 720 required for the loan due to waiving of escrows. Cash out cannot be applied for comp factor due to securitization. Please provide other valid comp factors.

Seller Comment (2024-10-02): (Rate Lock) Exception provided

Reviewer Comment (2024-09-18): Please provide valid compensating factors for consideration of downgrading/waiving exception as DTI used as a comp factor exceeds guidelines and has a lender exception request.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110639		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower's self-employment not verified within 120 days of the note date.				Reviewer Comment (2024-09-24): Telephone listing/ Internet search provided for borrower self-employment. Exception cleared Seller Comment (2024-09-23): (Rate Lock) VOB provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX (The Hazard Insurance Policy Effective Date XXXX is after the note date XXXX)				Reviewer Comment (2024-10-09): Closing Statement provided with disbursement dated XXXX/2024 effective date updated Exception cleared Seller Comment (2024-10-05): (Rate Lock) Final SS shows file disbursed XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Contract addendum for final sales price of $XXXXas reflected on the final CD.				Reviewer Comment (2024-10-18): Addendum provided. Seller Comment (2024-10-12): (Rate Lock) Provided Reviewer Comment (2024-10-09): Provided documentation does not reflect final sales price listed on final CD. Seller Comment (2024-10-07): (Rate Lock) Final price listed in section D other terms	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00. 12 months reserves required for escrow waiver.				Reviewer Comment (2024-10-16): Exception cleared - Correct matrix has been updated in clarity for reserve requirement. Seller Comment (2024-10-12): (Rate Lock) We have 15 months documented, the EMD which shows as being deducted on his XXXXXXXXXXXX statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00. 12 months reserves required for escrow waiver.				Reviewer Comment (2024-10-16): Exception cleared - Correct matrix has been updated in clarity for reserve requirement. Seller Comment (2024-10-12): (Rate Lock) We have 15 months documented, the EMD which shows as being deducted on his XXXXXXXXXXXX statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00. 12 months reserves required for escrow waiver.				Reviewer Comment (2024-10-16): Exception cleared - Correct matrix has been updated in clarity for reserve requirement. Seller Comment (2024-10-12): (Rate Lock) We have 15 months documented, the EMD which shows as being deducted on his XXXXXXXXXXXX statement.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00. 12 months reserves required for escrow waiver.				Reviewer Comment (2024-10-16): Exception cleared - Correct matrix has been updated in clarity for reserve requirement. Seller Comment (2024-10-12): (Rate Lock) We have 15 months documented, the EMD which shows as being deducted on his XXXXXXXXXXXX statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110530		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 9.50 is less than Guideline PITIA months reserves of 12.00. 12 months reserves required for escrow waiver.				Reviewer Comment (2024-10-16): Exception cleared - Correct matrix has been updated in clarity for reserve requirement. Seller Comment (2024-10-12): (Rate Lock) We have 15 months documented, the EMD which shows as being deducted on his XXXXXXXXXXXX statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110594		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal dated XXXX is missing evidence of receipt.				Reviewer Comment (2024-09-25): Lender acknowledges and elects to waive. Seller Comment (2024-09-22): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110594		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.00.	Lender exception approved at origination allowing cash out amount of $XXXX million; exceeding guide allowance of XXXX.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110594		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved at origination allowing asset depletion with cash out when only allowed for rate/term and purchase.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110351		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-09-13): The provided coverage is covering the loan amount. Exception cleared Seller Comment (2024-0XXXX): HOI Dwelling coverage of $XXXX, the loan amount $XXXX. HOI coverage is sufficient. Please review HOI policy attached. The guidelines state that the insurance must cover at least the loan amount OR need RCE to verify 100% replacement cost.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110351	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 648 is less than Guideline representative FICO score of 660.	Lender approved exception for Credit score of 648 does not meet requirement of 660.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Miscellaneous

															Miscellaneous	Lender Exception with Compensating Factors. Reducing monthly obligations by $XXXX Paying off much of the revolving debt that is contributing to low credit score	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-09): Please see attached approved exception for credit score. Compensating factors are: 1) using cash out proceeds to meet reserve requirements 2) paying off much of the revolving debt that is contributing to low credit score 3) reducing monthly obligations by $XXXX/mo and providing cash out of $XXXX 4) self-employed over 10 years	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110351	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement reflects an initial deposit of XXXX and the final CD reflects and initial payment of $XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-0XXXX): Corrected Initial Escrow has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																					If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110351	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Desk Review Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-10-03): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-10-02): Restitution Documentation has been provided including proof of mailing and 5 pages of PCCD

Reviewer Comment (2024-09-25): XXXX received PCCD, LOE and copy of refund check. Missing proof of mailing. Also, PCCD provided only has 4 pages. Please provide all the 5 pages of CD and proof of mailing to cure the exception.

Seller Comment (2024-09-24): Restitution Documentation has been provided.

Reviewer Comment (2024-09-13): XXXX received rebuttal comment with supporting LOX. However, provided LOX does not give sufficient information for the Appraisal fee disclosed of lump sum of $XXXX on initial LE and Desk review included with the appraisal fee. Also, provided LOX does not give sufficient information for the desk review requirement and the appraised value of $XXXX and required by UW is not valid reason to re-baseline this exception. If there was an additional reason the desk review fee added we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Seller Comment (2024-0XXXX): The Initial Loan Estimate issued on XXXXXXXX4 in section B disclosed a Total Appraisal Fee Lump Sum of $XXXX.  The revised Loan Estimate issued on 8/1XXXX4 in section B disclosed the Appraisal Fee of $XXXX and the Appraisal Desk Fee of $150 separated as we have been advised how it needs to be separated to be compliant.  The total cost of the Appraisal fee combined equals $650 and it does not exceed the fee disclosed on Initial Loan Estimate $XXXX. Please review Initial LE and Revised LE attached.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110351		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	On security instrument notary date is not provided.				Reviewer Comment (2024-09-18): Documents received, system cleared. Seller Comment (2024-0XXXX): The transaction date is XXXX 26th, 2024. The notary can be found on page 2 of the Acknowledgement of Borrower’s Rights Rider. All closing documents in the file are signed XXXX.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110351		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		XXXX	Reviewer Comment (2024-11-19): End date provided. Seller Comment (2024-11-13): We will waive the exception and accept an EV2. Reviewer Comment (2024-11-04): PDI report received no Disaster Declaration End Date established. Remains EV3 but client can downgrade to EV2 and exception waived but not cleared. Seller Comment (2024-10-29): PDI has been completed and provided.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110351		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		XXXX	Reviewer Comment (2024-11-19): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX/24.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110381		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for: Borrower and Co-Borrower own 20% in business for total of 40% and allow use of business funds without letter from CPA with Compensating factors of Reserves>17 Months, Housing history 0*30 24+months, Self Employed 2+years in same business, 10 years at Primary Residence and $XXXX loan amt vs $1XXXX max allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history 10 years at primary XXXX loan amount vs $XXXX max allowed.	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110381		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-27): Client elects to Waive. Seller Comment (2024-09-25): Final Settlement Statement - we will accept the EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-10-10): Lender acknowledges and elects to waive. Seller Comment (2024-10-04): Please waive XXXX accepts 2.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110391	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Estimated Closing Disclosure did not disclose Issue date.	Reviewer Comment (2024-11-13): XXXX received lender attestation that CD with missing issue date and signed on XXXX, would have an issue date of same as sign date of XXXX.

Seller Comment (2024-11-12): Since this CD was never issued to the borrower and unintentionally included in the closing package the date issues would be the date signed.  No tracking can be provided as this document wasn't sent to the borrower as indicated by the lender in the attestation sent to you.  Please down grade to 2 and clear.

Reviewer Comment (2024-11-08): XXXX received rebuttal that attestation provided.  However, the attestation did not specify the "Date Issued" of this CD.  That is was wet signed by borrower indicates it was provided to borrower and a lender attestation for the Date issue is required to test.  Email chain only stated that "it must have beenprinted out and added to the package by mistake". As previously stated: "As the CD was signed by the borrower indicating it was provided, we cannot exclude the CD from testing may be eligible for EV2-B regrade provided no resulting timing or other EV3 exceptions based on issue date."

Seller Comment (2024-11-08): Please see attached attestation from the lender.  Not sure what else you would need.  In the past an attestation is enough to explain a misplaced document.  The CD with no issue date want provided to the borrower prior to the closing for review.  It was erroneously put in the closing package or signature.  Please remove from testing.

Reviewer Comment (2024-10-29): Please provide a disclosure tracking log or attestation of the date the CD with missing Issue Date was provided to consumer, or attestation that it was never provided.  Once received, we will re-run testing based on the actual issue date and if no material exceptions arise, exception can be regraded to EV2 and waived.

Seller Comment (2024-10-28): Please Review for re-grade and if allowable please re-grade and waive to complete.

Reviewer Comment (2024-10-25): As the CD was signed by the borrower indicating it was provided, we cannot exclude the CD from testing may be eligible for EV2-B regrade provided no resulting timing or other EV3 exceptions based on issue date.

Seller Comment (2024-10-23): Please see attached CD which is correct.  The one without issue date was title company CD and should not be used for testing.

Reviewer Comment (2024-10-18): XXXX received rebuttal comment. However, the CD with doc ID D0245 with cash to close of $XXXX is signed at closing but issue date is missing. Please provide disclosures tracking and we will need documentation to support and include in the file pursuant to the requirements of TILA 130 C. Accordingly, an LOE attestation, providing more detail than the current LOA , regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. 130 (c)UNINTENTIONAL VIOLATIONS; BONA FIDE ERRORS A creditor or assignee may not be held liable in any action brought under this section or section 1635 of this title for a violation of this subchapter if the creditor or assignee shows by a preponderance of evidence that the violation was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. Examples of a bona fide error include, but are not limited to, clericalXXXXlculation, computer malfunction and programing, and printing errors, except that an error of legal judgment with respect to a person’s obligations under this subchapter is not a bona fide error.

Seller Comment (2024-10-16): This document is the final CD it was signed at the closing.  The initial was issued on XXXX and signed the same date.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing verification of most recent 12 months property taxes paid on time as required by guidelines for properties owned free/clear.				Reviewer Comment (2024-10-21): Payment history provided, exception cleared. Seller Comment (2024-10-16): See attached proof that the taxes are paid timely	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing verification of most recent 12 months property taxes paid on time as required by guidelines.				Reviewer Comment (2024-10-21): Payment history provided, system cleared. Seller Comment (2024-10-16): See trailing documents.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Exception 3867 if firing due to missing verification of most recent 12 months property taxes paid on time as required by guidelines.				Reviewer Comment (2024-10-21): Payment history provided, system cleared. Seller Comment (2024-10-16): See trailing documents.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing verification of most recent 12 months property taxes paid on time as required by guidelines.				Reviewer Comment (2024-10-21): Payment history provided, system cleared. Seller Comment (2024-10-16): See trailing documents.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110391		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 670 is less than Guideline representative FICO score of 680.	Minimum credit score for a cash out refinance, primary residence bank statement loan is 680. Borrower's score is 670.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	LTV is at least 10% < the guideline maximum. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110330		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.16 is less than Guideline PITIA months reserves of 12.00.					Reviewer Comment (2024-10-24): Cash flow analysis for business funds received, exception cleared. Seller Comment (2024-10-23): Do not concur. Loan has $XXXX verified in personal accounts, XXXX in business accounts (see attached cash flow analysis and CPA letter stating borrower owns 100% of business) and $XXXX cash back at close = $XXXX has more than 12 months reserves verified.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-10-24): Cash flow analysis for business funds received, exception cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				Reviewer Comment (2024-10-24): Cash flow analysis for business funds received, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110590		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Preliminary in file.	The Title Policy Amount of XXXX.00 is less than the loan amount of XXXX.00.				Reviewer Comment (2024-10-04): Client elects to Waive. Seller Comment (2024-10-01): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110591		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note address is XXXX Ln and insurance address is XXXX Ln.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI 30% FICO 810	XXXX	Reviewer Comment (2024-10-04): Lender exception provided, additional compensating factors given that the legal description matches between all docs and the parcel number is correct. Seller Comment (2024-09-27): (Rate Lock) Exception provided to proceed as is	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110591		XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note address is XXXX Ln and flood cert address is XXXX Ln.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI 30% FICO 810	XXXX	Reviewer Comment (2024-10-04): Lender exception provided, additional compensating factors given that the legal description matches between all docs and the parcel number is correct. Seller Comment (2024-09-27): (Rate Lock) Exception provided to proceed as is	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110591		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Note address is XXXX Ln and valuation address is XXXX Ln.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI 30% FICO 810	XXXX	Reviewer Comment (2024-10-04): Lender exception provided, additional compensating factors given that the legal description matches between all docs and the parcel number is correct. Seller Comment (2024-09-27): (Rate Lock) Exception provided to proceed as is	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		File is missing Fraud report as required by guidelines.				Reviewer Comment (2024-09-13): Received Fraud report, Exception cleared. Seller Comment (2024-09-12): The XXXX Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing from file.				Reviewer Comment (2024-10-03): E-sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-10-02): E-consent and Audit Log have been provided. Reviewer Comment (2024-10-01): E-sign Consent Agreement is not dated. Exception remains. Seller Comment (2024-09-30): E-consent has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-09-20): Exception Cleared - Received Final Title policy associated data updated as per provided document.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy did not disclose a coverage amount.				Reviewer Comment (2024-09-20): Exception Cleared - Received Final Title policy associated data updated as per provided document. Seller Comment (2024-09-18): Final Title Policy has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-03): Appraisal delivery provided, system cleared. Seller Comment (2024-09-30): Proof of Appraisals delivery to borrower have been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-03): Appraisal delivery provided, system cleared. Seller Comment (2024-09-30): Proof of Appraisals delivery to borrower have been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110603		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception provided for non-arms length transaction on investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous Miscellaneous	0X30X24 housing history 714 FICO 75% LTV	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110610		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	Note addendum shows prepayment penalty, no prepayment penalties are permissible in the state of XXXX.				Reviewer Comment (2024-10-04): Exception cleared based on prepay not being applicable to a borrower who is an LLC. Seller Comment (2024-10-01): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110610		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for SE less than 2 yrs - 1 yr 10 months - previously approved.	Borrower has verified disposable income of at least XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110610		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX XXXX Housing history reflects a total of 2 reported late payments.	Housing history reflects a total of 2 reported late payments in the past 12 months. Guidelines require 0*30*12.	Borrower has verified disposable income of at least XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110610		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.99007% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 79.99% exceeds maximum allowable for first time investor of 75%.	Borrower has verified disposable income of at least XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110610		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.99007% exceeds Guideline combined loan to value percentage of 75.00000%.	CLTV of 79.99% exceeds maximum allowable for first time investor of 75%.	Borrower has verified disposable income of at least XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110601		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The required residual income of XXXX is not met.				Reviewer Comment (2024-10-17): Lender exception provided, system cleared. Seller Comment (2024-10-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110601		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The required residual income of XXXX is not met.				Reviewer Comment (2024-10-17): Lender exception provided, system cleared. Seller Comment (2024-10-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110601		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The required residual income of XXXX is not met.				Reviewer Comment (2024-10-17): Lender exception provided, system cleared. Seller Comment (2024-10-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110601		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The required residual income of XXXX is not met.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. Credit history with no late mortgage payments.	XXXX	Reviewer Comment (2024-10-17): Lender exception with compensating factors. Seller Comment (2024-10-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110601		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. Credit history with no late mortgage payments.	XXXX	Reviewer Comment (2024-10-17): Lender exception with compensating factors. Seller Comment (2024-10-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110365		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The fee amount of $XXXX exceeds the previously disclosed amount of $XXXX. Sufficient cure provided at closing,				Reviewer Comment (2024-09-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-25): Cured at the closing	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110365		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent is missing.				Reviewer Comment (2024-09-27): Documentation provided. Cleared. Seller Comment (2024-09-25): See attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXRd XXXX, XXXXXXXX Tax Verification	Tax certificate is missing.				Reviewer Comment (2024-09-27): Documentation provided. Cleared. Seller Comment (2024-09-25): See attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110365		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX.00 is greater than Guideline maximum loan amount of XXXX.00.	Lender exception approved for loan amount at XXXX.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110365		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is missing in file.				Reviewer Comment (2024-10-03): Exception cleared. Received Initial 1003 and updated correctly. Seller Comment (2024-10-02): See attached initial 1033	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 3.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-08): XXXX Statements for the account XXXX received and updated. Exception cleared Seller Comment (2024-10-07): Please see updated XXXX Statements balance $XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to insufficient assets to satisfy 6 months PITI reserve requirement.				Reviewer Comment (2024-10-08): XXXX Statements for the account XXXX received and updated. Exception cleared Seller Comment (2024-10-07): See updated bank statement for XXXX with balance of $ XXXX in trailing docs.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 3.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-08): XXXX Statements for the account XXXX received and updated. Exception cleared Seller Comment (2024-10-07): See updated bank statement for XXXX with balance of $ XXXX in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2024-10-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-02): Cured at the closing see final CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2024-10-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-02): Cured at the closing see final CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2024-10-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-02): Cured at the closing see final CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Checking / Account NumberXXXX					Reviewer Comment (2024-10-08): XXXX Statements for the account XXXX received and updated. Exception cleared Seller Comment (2024-10-07): See updated bank statement for XXXX with balance of $ XXXX in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110370		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110449		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Subject Property is a 2-4 Unit with a ADU, a 4 unit with an outbuilding, the outbuilding meets definition of an ADU with a kitchen, bath and living space. The Property does meet zoning requirements as a 4 family.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous Miscellaneous	753 FICO 0X30X24 housing history 12 months reserves	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110641		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	CU Score in file is >2.5 requiring a CDA per guidelines.				Reviewer Comment (2024-10-04): CDA document received, and information updated. Exception Cleared. Seller Comment (2024-10-03): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Purchase		D	B	A	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110641		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-09): Waived per client requeest Seller Comment (2024-10-03): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		D	B	A	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110641		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:8258/XXXX)	No evidence in file that the borrower received a copy of the appraisal at least 3 business days prior to closing.				Reviewer Comment (2024-10-09): Waived per client requeest Seller Comment (2024-10-03): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		D	B	A	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110641		XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The Desk Review effective date does not match the Appraisals effective date.				Reviewer Comment (2024-11-12): Second appraisal provided. Seller Comment (2024-11-06): (Rate Lock) appraisal with matching effective date provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		D	B	A	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110641		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-11-15): Lender acknowledges. Seller Comment (2024-11-13): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		D	B	A	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110335		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing in file				Reviewer Comment (2024-10-04): Fraud Report document received and associated. Exception Cleared. Seller Comment (2024-10-03): 10/3 - Provided FG Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110335	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Approved Exception for Subject Property was within 181 days. An LLC purchased the home in XXXX 2024 and appears to have been rehabilitated. The Borrower had signed the Purchase Agreement prior to the 181 days. The Prior Owners purchased mid XXXX a years and a half prior to LLC purchasing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower owns 2 other properties free and clear and not using rental income to qualify.	XXXX	Reviewer Comment (2024-09-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110335		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain the required evidence the Borrower has 25% Ownership or the Business has 2 years existence.				Reviewer Comment (2024-10-04): Articles of Incorporation document received and associated. Exception Cleared. Seller Comment (2024-10-02): See attached printouts from the XXXX secretary of state from XXXX (formation) to XXXX showing the borrower has the only registered agent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110335		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain the required evidence the Borrower has 25% Ownership or the Business has 2 years existence.				Reviewer Comment (2024-10-04): Articles of Incorporation document received and associated. Exception Cleared. Seller Comment (2024-10-02): See attached printouts from the XXXX secretary of state from XXXX (formation) to XXXX showing the borrower has the only registered agent.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110335		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain the required evidence the Borrower has 25% Ownership or the Business has 2 years existence.				Reviewer Comment (2024-10-04): Articles of Incorporation document received and associated. Exception Cleared. Seller Comment (2024-10-02): See attached printouts from the XXXX secretary of state from XXXX (formation) to XXXX showing the borrower has the only registered agent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110335		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain the required evidence the Borrower has 25% Ownership or the Business has 2 years existence.				Reviewer Comment (2024-10-04): Articles of Incorporation document received and associated. Exception Cleared. Seller Comment (2024-10-02): See attached printouts from the XXXX secretary of state from XXXX (formation) to XXXX showing the borrower has the only registered agent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	Tax verification documents are missing forXXXX				Reviewer Comment (2024-10-14): Tax document provided parcel number lines up with figure on fraud report, exception cleared. Reviewer Comment (2024-10-14): The provided tax certificate does not reflect property address. Exception remains. Seller Comment (2024-10-10): (Rate Lock) Provided for REO Reviewer Comment (2024-10-10): Please provide Tax certificate with property address "XXXX Exception remains. Seller Comment (2024-10-09): (Rate Lock) REO tax doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110588	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The property is a log home and no cooling system which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed the reason for escrow waiver.				Reviewer Comment (2024-10-14): XXXX received PCCD and LOE. Seller Comment (2024-10-11): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Tax verification documents are missing for XXXX property				Reviewer Comment (2024-10-14): System cleared, tax documentation provided. Seller Comment (2024-10-10): (Rate Lock) Provided for REO Reviewer Comment (2024-10-10): Please provide Tax certificate with property address "XXXX E" Exception remains. Seller Comment (2024-10-09): (Rate Lock) REO tax doc provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Tax verification documents are missing for XXXX property				Reviewer Comment (2024-10-14): Tax document provided parcel number lines up with figure on fraud report, system cleared. Seller Comment (2024-10-10): (Rate Lock) Provided for REO Reviewer Comment (2024-10-10): Please provide Tax certificate with property address "XXXX E" Exception remains. Seller Comment (2024-10-09): (Rate Lock) REO tax doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Tax verification documents are missing for XXXX property				Reviewer Comment (2024-10-14): System cleared, tax documentation provided. Seller Comment (2024-10-10): (Rate Lock) Provided for REO Reviewer Comment (2024-10-10): Please provide Tax certificate with property address "XXXX E" Exception remains. Seller Comment (2024-10-09): (Rate Lock) REO tax doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110588		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Tax verification documents are missing for XXXX property				Reviewer Comment (2024-10-14): Tax document provided parcel number lines up with figure on fraud report, exception cleared. Reviewer Comment (2024-10-14): The provided tax certificate does not reflect property address. Exception remains. Seller Comment (2024-10-10): (Rate Lock) Provided for REO Reviewer Comment (2024-10-10): Please provide Tax certificate with property address "XXXX E" Exception remains. Seller Comment (2024-10-09): (Rate Lock) REO tax doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's receipt within 3 days of originator application date.				Reviewer Comment (2024-09-25): Lender acknowledged and elected to waive. Seller Comment (2024-09-23): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The LTV for the subject loan is greater than 75% when borrowers have multiple NSF's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on job 5+ years. DTI is at least 10% < guideline maximum. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factos. Reviewer Comment (2024-09-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	The LTV for the subject loan is greater than 75% when borrowers have multiple NSF's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on job 5+ years. DTI is at least 10% < guideline maximum. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-10-09): CPA letter provided stating No negative impact on business and document associated. Exception cleared Seller Comment (2024-10-08): (Rate Lock) CPA provided showing no negative impact Reviewer Comment (2024-10-04): Exception Remains - As per final 1003 business funds are used for assets calculation so we required Cash Flow analysis or CPA letter stating with no negative impact in using business funds or updated 1003 with signed and dated and no business assets. Seller Comment (2024-10-02): (Rate Lock) No business funds used	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-10-09): CPA letter provided stating No negative impact on business and document associated. Exception cleared Seller Comment (2024-10-08): (Rate Lock) CPA provided showing no negative impact Reviewer Comment (2024-10-04): Exception Remains - As per final 1003 business funds are used for assets calculation so we required Cash Flow analysis or CPA letter stating with no negative impact in using business funds or updated 1003 with signed and dated and no business assets. Seller Comment (2024-10-02): (Rate Lock) No business funds used	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-10-09): CPA letter provided stating No negative impact on business and document associated. Exception cleared Seller Comment (2024-10-08): (Rate Lock) CPA provided showing no negative impact Reviewer Comment (2024-10-04): Exception Remains - As per final 1003 business funds are used for assets calculation so we required Cash Flow analysis or CPA letter stating with no negative impact in using business funds or updated 1003 with signed and dated and no business assets. Seller Comment (2024-10-02): (Rate Lock) No business funds used	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110604		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-10-09): CPA letter provided stating No negative impact on business and document associated. Exception cleared Seller Comment (2024-10-08): (Rate Lock) CPA provided showing no negative impact Reviewer Comment (2024-10-04): Exception Remains - As per final 1003 business funds are used for assets calculation so we required Cash Flow analysis or CPA letter stating with no negative impact in using business funds or updated 1003 with signed and dated and no business assets. Seller Comment (2024-10-02): (Rate Lock) No business funds used	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file for Borrower.				Reviewer Comment (2024-09-25): Fraud Report document received and verified. Exception cleared Seller Comment (2024-09-24): Sent XXXX Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX.00 exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower. XXXX	Loan Discount Points Fee increased from XXXX.00 to XXXX.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-27): XXXX received valid COC and CD dated XXXX Seller Comment (2024-09-26): COC dated XXXX discloses Loan amount Increase which would affect the Title Insurance fee paid to an affiliate and increased by percentage of loan amount. The Rate lock allows for the discount points to increase corresponding CD attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Title - Lender's Title Insurance Fee increased from $XXXX XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-27): XXXX received valid COC and CD dated XXXX Seller Comment (2024-09-26): COC dated XXXX discloses Loan amount Increase which would affect the Title Insurance fee paid to an affiliate and increased by percentage of loan amount. The Rate lock allows for the discount points to increase corresponding CD attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing residual income worksheet as required by guidelines due to DTI over 45%.				Reviewer Comment (2024-09-27): Residual Income Worksheet received, Exception Cleared. Seller Comment (2024-09-26): Residual Income worksheet attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-09-24): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-20): The cash flow analysis has been provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-09-24): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-20): The cash flow analysis has been provided to document a positive cash flow.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-09-24): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-20): The cash flow analysis has been provided to document a positive cash flow.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-09-24): Cash flow analysis provided and associated. Exception cleared Seller Comment (2024-09-20): The cash flow analysis has been provided to document a positive cash flow.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110348	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The loan file contains a private VOR but does include cancelled checks as required by guidelines. In addition, VOR reflects money due for lease buyout.	Reviewer Comment (2024-09-24): Verification of rent is already provided in file. Exception cleared

Seller Comment (2024-09-20): Disagree that canceled checks are required by the guidelines. The XXXX Bank Statements product guidelines state a VOR/VOM must be obtained for all available month’s reflecting paid as agreed for borrowers who do not have a housing history or a complete 12-month housing history (the case for this borrower who started renting XXXX/24). The Non-Agency Underwriting Guidelines state a VOR is acceptable unless the landlord is a party to the transaction or relative of the borrower which is not the case. The applicable pages of both referenced documents have been provided. Although the file contains a VOR dated XXXX6 that indicates $XXXX is owed for a lease buyout, the file also contains an updated VOR dated XXXX stating the borrower paid the buyout fee and owes $0 along with a XXXX transaction history and two month’s bank statements for account #XXXX documenting the $XXXX was paid.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110622		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrower's ownership % in the business used for income qualification.				Reviewer Comment (2024-09-24): Exception Cleared - Received articles of incorporation with single stockholder, VVOE reflecting 100% ownership and Letter of Explanation from borrower with 100% ownership data updated as per provided document. Seller Comment (2024-09-22): (Rate Lock) Ledger attached showing only borrower as owner and no one else.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110593		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of final CD did not check box why loan will not have an escrow account.				Reviewer Comment (2024-09-30): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-27): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX CMPA Home Loan Toolkit Status	XXXX Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.					Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-01): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 654 is less than Guideline representative FICO score of 660.	Lender Exception in file requesting exception for FICO below minimum of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-01): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2024-10-01): Certification of beneficial ownership received and updated. Exception cleared Seller Comment (2024-10-01): (Rate Lock) Proof borrower owns 100%	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2024-10-01): Certification of beneficial ownership received and updated. Exception cleared Seller Comment (2024-10-01): (Rate Lock) Proof borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2024-10-01): Certification of beneficial ownership received and updated. Exception cleared Seller Comment (2024-10-01): (Rate Lock) Proof borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2024-10-01): Certification of beneficial ownership received and updated. Exception cleared Seller Comment (2024-10-01): (Rate Lock) Proof borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110616		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2024-10-01): Certification of beneficial ownership received and updated. Exception cleared Seller Comment (2024-10-01): (Rate Lock) Proof borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110592		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-03): Exception cleared. Received document and updated correctly. Seller Comment (2024-10-02): (Rate Lock) Lender accepts and wishes to proceed by waiving	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110592		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 84.50658% exceeds Guideline loan to value percentage of 80.00000%.	LTV exceeds the guideline maximum of 75% when multiple NSF's are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110592		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 84.50658% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV exceeds the guideline maximum of 75% when multiple NSF's are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110592		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower representing himself as the agent in the purchase of an investment property when requirement is for primary residence only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110592		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for multiple NSF's on the bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110605		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third party verification borrower is a minimum 25% owner of business.				Reviewer Comment (2024-09-25): Articles of Incorporation provided and updated Exception cleared Seller Comment (2024-09-24): (Rate Lock) proof borrower is only incorporator and 100% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110605		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	Missing third party verification borrower is a minimum 25% owner of business.				Reviewer Comment (2024-09-25): Articles of Incorporation provided and updated Exception cleared Seller Comment (2024-09-24): (Rate Lock) proof borrower is only incorporator and 100% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110509		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of the final CD did not check box for reason why borrower will not have an escrow account.				Reviewer Comment (2024-11-13): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-11-12): (Rate Lock) pccd uploaded	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110509		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Fee Amount of $-XXXX exceeds tolerance of $-XXXX File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-11-13): XXXX received a valid COC. Seller Comment (2024-11-12): (Rate Lock) cic provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110509	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	Lender Exception approved allowing maximum cash out that exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110559		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		HOA Questionnaire missing on file				Reviewer Comment (2024-10-21): Guidelines do not require project review on detached condo units, exception cleared. Seller Comment (2024-10-16): (Rate Lock) This is a detached unit - Project review is waived on detached units. Reviewer Comment (2024-10-14): HOA Questionnaire and/or project approval not provided, exception remains. Seller Comment (2024-10-09): (Rate Lock) These are waived due to condo condition waiver per appraisal.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110559		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	HOA Questionnaire and Project approval missing on file				Reviewer Comment (2024-10-21): Guidelines do not require project review on detached condo units, exception cleared. Seller Comment (2024-10-16): (Rate Lock) This is a detached unit - Project review is waived on detached units. Reviewer Comment (2024-10-14): HOA Questionnaire and/or project approval not provided, exception remains. Seller Comment (2024-10-09): (Rate Lock) These are waived due to condo condition waiver per appraisal.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110559		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose a reason for not having an escrow account on page 4.				Reviewer Comment (2024-10-17): XXXX received corrected PCCD and LOE. Seller Comment (2024-10-16): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110559		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The discount points increased from $XXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-17): XXXX received valid COC dated XXXX. Seller Comment (2024-10-16): (Rate Lock) The CIC is sufficient and clearly states the change was requested on XXXX/24 and was sent XXXX/24. Please clear. Reviewer Comment (2024-10-10): XXXX Received COC stating borrower requested escrow waived; however, we require supporting documents when borrower requested the change in order to verify fee is charged according to timeline. Seller Comment (2024-10-09): (Rate Lock) CIC provided showing change in pricing is due to waiving impounds	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110550		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Borrower signed CD, RTC and security instrument on XXXX				Reviewer Comment (2024-10-14): Documents dated correctly, system cleared. Seller Comment (2024-10-10): (Rate Lock) Both signed XXXXXXXX and the 4's are all consistent. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110550		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Borrower signed CD, RTC and security instrument on XXXX				Reviewer Comment (2024-10-14): Documents dated correctly, system cleared. Seller Comment (2024-10-10): (Rate Lock) Both signed XXXXXXXX and the 4's are all consistent. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing bank statement for the Retirement account for the month of XXXX 2024.				Reviewer Comment (2024-09-25): 3-months history verified exception cleared. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Subject loan LTV is 90% for a non-permanent resident when maximum is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Residual income <XXXX.	XXXX	Reviewer Comment (2024-09-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Subject loan LTV is 90% for a non-permanent resident when maximum is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Residual income <XXXX.	XXXX	Reviewer Comment (2024-09-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		File is missing bank statement for the Retirement account for the month of XXXX 2024.				Reviewer Comment (2024-09-25): 3-months history verified exception cleared. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing bank statement for the Retirement account for the month of XXXX 2024.				Reviewer Comment (2024-09-25): 3-months history verified exception cleared. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing bank statement for the Retirement account for the month of XXXX 2024.				Reviewer Comment (2024-09-25): 3-months history verified exception cleared. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing bank statement for the Retirement account for the month of XXXX 2024.				Reviewer Comment (2024-09-25): 3-months history verified exception cleared. Seller Comment (2024-09-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110453		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are multiple overdrafts reflected on the business statements in file used for income and loan does not meet purchase parameters (LTV <75%, DTI <35%, 18 months reserves).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Residual income <XXXX.	XXXX	Reviewer Comment (2024-09-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report is missing from file.				Reviewer Comment (2024-09-26): Fraud report received. Details verified and updated. Exception cleared. Seller Comment (2024-09-25): XXXX Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard insurance has an effective date of XXXX and started after disbursement date of XXXX.				Reviewer Comment (2024-10-08): Hazard insurance is within the disbursement date. - Exception Cleared. Seller Comment (2024-10-07): This loan was funded on XXXX. Please see funding worksheet and Final CD attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial CD Issued XXXX missing evidence of receipt.				Reviewer Comment (2024-10-08): XXXX received initial CD. Seller Comment (2024-10-07): Initial CD 09/0XXXX4 signed by borrower has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Cash Flow	Missing required cash flow to confirm withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-27): Cash flow analysis document received, Exception Cleared. Seller Comment (2024-09-26): See attached working capital analysis.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing required cash flow to confirm withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-27): Cash flow analysis document received, Exception Cleared. Seller Comment (2024-09-26): See attached working capital analysis.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing required cash flow to confirm withdrawal of funds will not negatively impact the business.-				Reviewer Comment (2024-09-27): Cash flow analysis document received, Exception Cleared. Seller Comment (2024-09-26): See attached working capital analysis.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing required cash flow to confirm withdrawal of funds will not negatively impact the business.				Reviewer Comment (2024-09-27): Cash flow analysis document received, Exception Cleared. Seller Comment (2024-09-26): See attached working capital analysis.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due missing required cash flow to confirm withdrawal of funds will not negatively impact the business.- XXXX				Reviewer Comment (2024-09-27): Cash flow analysis document received, Exception Cleared. Seller Comment (2024-09-26): See attached working capital analysis.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110621		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title does not reflect coverage amount.				Reviewer Comment (2024-10-11): Lender accepts and waives. Seller Comment (2024-10-08): (Rate Lock) Accept EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110621		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Four business bank accounts were used for income qualification when guidelines only allow for two.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job of 5+ years. Residual income is >XXXX. Reserves exceeds guidelines by at least 4 months or greater. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110539		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.XXXXXXXX	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-11-04): Client elects to Waive. Seller Comment (2024-10-30): (Rate Lock) Accept the Ev2 and wish to proceed as is	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110595		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date ofXXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.				Reviewer Comment (2024-10-02): Disbursement date updated, system cleared. Seller Comment (2024-09-26): (Rate Lock) Final SS shows file funded 9/18	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110615		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The seller credit of $XXXX > 2% maximum allowed for an investment property per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	9 years on job. DTI is at least 10% less than the guideline maximum. FICO 702 (20 points greater than the guideline minimum).	XXXX	Reviewer Comment (2024-11-08): Lender exception with compensating factors. Seller Comment (2024-11-01): (Rate Lock) exception provided Reviewer Comment (2024-10-24): Please provide a lender exception with compensating factors for consideration of downgrading/waiving exception. Seller Comment (2024-10-22): (Rate Lock) Please waive - borrower FICO is 20 points above minimum, has more than 5 years employment with same employer and DTI of only 2% for compensating factors	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110451		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-02): Lender acknowledges and elected to waive. Seller Comment (2024-09-27): (Rate Lock) Lender accepts the Ev2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110451		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception for LTV greater than 75% when borrower has multiple NSF's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110451		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approved exception for LTV greater than 75% when borrower has multiple NSF's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard Insurance policy does not list Lender or Servicer - including successors and assigns.				Reviewer Comment (2024-10-17): Evidence of insurance provided, exception cleared. Seller Comment (2024-10-15): (Rate Lock) Please clear, still shows open Reviewer Comment (2024-10-09): Dec page provided with ISOA, exception cleared. Seller Comment (2024-10-04): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Business Narrative	Business Narrative is missing for Co-borrower's income.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	LTV is < the guideline maximum by at least 10%. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.

Seller Comment (2024-11-11): (Rate Lock) Exception provided

Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative.

Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.

Reviewer Comment (2024-10-17): Guidelines state: Business narrative form (located on the XXXX broker portal). Exception Remains.

Reviewer Comment (2024-10-16): Business narrative form (located on the XXXX broker portal). Exception Remains.

Seller Comment (2024-10-11): (Rate Lock) Guidelines state business narrative or equivalent. CPA letter suffices to explain what the business purpose is.

Reviewer Comment (2024-10-09): Bank statement income was used to qualify and is a requirement of bank statement income per guidelines: Business narrative form (located on the XXXX broker portal)

Seller Comment (2024-10-09): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Business Narrative is missing for Co-borrower's income.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	LTV is < the guideline maximum by at least 10%. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.

Seller Comment (2024-11-11): (Rate Lock) Exception provided

Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative.

Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.

Reviewer Comment (2024-10-16): Business narrative form (located on the XXXX broker portal). Exception Remains.

Seller Comment (2024-10-11): (Rate Lock) Guidelines state business narrative or equivalent. CPA letter suffices to explain what the business purpose is.

Reviewer Comment (2024-10-09): Bank statement income was used to qualify and is a requirement of bank statement income per guidelines: Business narrative form (located on the XXXX broker portal)

Seller Comment (2024-10-09): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing business narrative.	Reviewer Comment (2024-11-19): Lender exception with compensating factors, system cleared.

Seller Comment (2024-11-11): (Rate Lock) Exception provided

Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative.

Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.

Reviewer Comment (2024-10-17): Guidelines state: Business narrative form (located on the XXXX broker portal). Exception Remains.

Seller Comment (2024-10-11): (Rate Lock) Guidelines state business narrative or equivalent. CPA letter suffices to explain what the business purpose is.

Reviewer Comment (2024-10-09): Bank statement income was used to qualify and is a requirement of bank statement income per guidelines: Business narrative form (located on the XXXX broker portal)

Seller Comment (2024-10-09): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing business narrative.	Reviewer Comment (2024-11-19): Lender exception with compensating factors, system cleared.

Seller Comment (2024-11-11): (Rate Lock) Exception provided

Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative.

Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.

Reviewer Comment (2024-10-17): Guidelines state: Business narrative form (located on the XXXX broker portal). Exception Remains.

Seller Comment (2024-10-11): (Rate Lock) Guidelines state business narrative or equivalent. CPA letter suffices to explain what the business purpose is.

Reviewer Comment (2024-10-09): Bank statement income was used to qualify and is a requirement of bank statement income per guidelines: Business narrative form (located on the XXXX broker portal)

Seller Comment (2024-10-09): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.00 exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Recording fee increased from $XXXX to $XXXX without any valid changed circumstances, no cure provided. Provide VCC or Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				Reviewer Comment (2024-10-10): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Seller Comment (2024-10-09): (Rate Lock) PCCD and check provided Seller Comment (2024-10-09): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing business narrative.	Reviewer Comment (2024-11-19): Lender exception with compensating factors, system cleared.

Seller Comment (2024-11-11): (Rate Lock) Exception provided

Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative.

Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.

Reviewer Comment (2024-10-17): Guidelines state: Business narrative form (located on the XXXX broker portal). Exception Remains.

Seller Comment (2024-10-11): (Rate Lock) Guidelines state business narrative or equivalent. CPA letter suffices to explain what the business purpose is.

Reviewer Comment (2024-10-09): Bank statement income was used to qualify and is a requirement of bank statement income per guidelines: Business narrative form (located on the XXXX broker portal)

Seller Comment (2024-10-09): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110458	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Business Narrative	Business Narrative is missing for Co-borrower's income.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	LTV is < the guideline maximum by at least 10%. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors. Seller Comment (2024-11-11): (Rate Lock) Exception provided Reviewer Comment (2024-11-08): Page 13 of the Bank Statement Guidelines reflect a Narrative is required and does not give the option for any alternative. Seller Comment (2024-11-07): (Rate Lock) Per page 63, it states "XXXX Self-Employed Business Narrative Form (or equivalent) is also required for all self-employed borrowers". A CPA letter is equivalent and nothing further is needed per guidelines.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110613		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-09-24): Lender acknowledged and elected to waive. Seller Comment (2024-09-18): (Rate Lock) Lender accepts the EV2 and wishes to waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110613	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX.60. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of -$XXXX0. No valid Change of Circumstance in file for the fee and no cure provided at closing.	Reviewer Comment (2024-09-24): XXXX received VCC dated 09/06 for rolling lender fee into pricing.

Seller Comment (2024-09-23): (Rate Lock) This is a valid CIC. It specifically states why the lender credit was decreased (lender fee rolled into pricing). The borrower chose to proceed this way. This is sufficient and nothing further needs to be provided. Please clear.

Reviewer Comment (2024-09-20): XXXX received rebuttal comment and COC dated XXXX. but it does not give sufficient information on why the Lender credit was decreased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in decreasing in Lender credit or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-09-18): (Rate Lock) CIC provided. Change is due to borrower electing to roll lender fee into pricing
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110613		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 shows signature date as XXXX. Note date is XXXX.				Reviewer Comment (2024-09-24): Corrected 1003 provided. Seller Comment (2024-09-18): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110407		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is not provided.				Reviewer Comment (2024-09-20): 1008 provided. Seller Comment (2024-09-12): (Rate Lock) What approval document exactly is missing?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110407	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.	Reviewer Comment (2024-10-04): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-10-03): XXXX received PCCD, Proof of Mailing and Copy of check; LOE is missing. Also, XXXX  tracking indicates label has been created, but package has not been shipped. LOE and Copy of check required to cure.

Reviewer Comment (2024-09-25): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the fee was increased and what was complex about the property and location.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-09-19): XXXX received rebuttal, however we require supporting document to verify the timeline and when the rush was requested. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-09-17): (Rate Lock) Upon appraisal order placement, our brokers can rush the order. Sometimes, they're catching the appraisal contingent but most of the time, they just want the appraisal back sooner and forward to UW review.

Reviewer Comment (2024-09-17): XXXX received COC stating "Rush fee". However we required the reason as to what caused the property to be Rush requested. Kindly provide detail reason for Rush fee in order to clear the exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110407		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1008 underwriting statement states XXXX XXXX guidleine version used to qualify and we are missing those most recent guidelines.				Reviewer Comment (2024-09-20): Guidelines provided. Reviewer Comment (2024-09-20): XXXX Guidelines required. Please provide. Seller Comment (2024-09-13): (Rate Lock) Per UW: 1008 now shows XXXX/24 guidelines used. I have corrected the income with removing XXXX 2023 and excluded the auto debt paid by business. We have 12 months bank statements to support payment from business account. DTI at 48.21%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110500		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Housing history reflects lates that do not meet guidelines		The borrower was 1x30x12 per the verification of rent in file. Guidelines require 0x30x12.				Reviewer Comment (2024-11-04): Confirmation from XXXX agent the borrower XXXX3 payment was not late it was posted late. Seller Comment (2024-10-30): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent agreement is missing in file				Reviewer Comment (2024-10-11): E-Sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-10-09): document provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2024-11-04): Documentation provided. 72 hour waiver.

Seller Comment (2024-10-30): document provided please review

Reviewer Comment (2024-10-17): Delivery of the XXXX report provided. Delivery of the XXXX6 report remains outstanding. Loan file does not contain the 72 hour waiver form signed by the borrower, which was mentioned in the prior client comment.

Seller Comment (2024-10-09): Per lender response --The borrower signed at the time of application a disclosure entitled Notice of Right To Receive a Copy of Appraisals on 8/XXXX and he chose to waive the timing requirement.While he did waive it, we did in fact provide him the appraisal - see document provided
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:8XXXX					Reviewer Comment (2024-10-17): Delivery provided. System cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-04): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for property with over 10 XXXX and a land to value that exceeds 35%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-19): End date established. Reviewer Comment (2024-11-04): Inspection provided however an end date has not been declared. Loan is eligible for Downgrade and Waive at client request. Seller Comment (2024-10-31): Post Disaster Inspection Report has been provided. Please review document attached.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.	Reviewer Comment (2024-11-19): Exception Cleared - Received Receipt of Appraisal delivery to borrower data updated as per provided document.

Seller Comment (2024-11-18): please review the appraisal receipt provided

Reviewer Comment (2024-11-11): Guidelines do not allow the use of the appraisal waiver. Report dated 0XXXX.24 provided to Borrower. Delivery of report dated 0XXXX.24 not reflected in file.

Seller Comment (2024-11-07): Per lender response --The borrower signed at the time of application a disclosure entitled Notice of Right To Receive a Copy of Appraisals on XXXX/XXXX024 and he chose to waive the timing requirement. While he did waive it, we did in fact provide him the appraisal - see document provided
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Guidelines do not allow the use of an Appraisal waiver, however there is an executed form in the file.	Reviewer Comment (2024-11-19): Exception Cleared - Received Receipt of Appraisal delivery to borrower data updated as per provided document.

Seller Comment (2024-11-18): please review the appraisal receipt provided

Reviewer Comment (2024-11-11): Exception Remains - Required appraisal delivery details for the appraisal XXXX6/2024, least three (3) business days prior to closing.

Seller Comment (2024-11-07): Per lender response --The borrower signed at the time of application a disclosure entitled Notice of Right To Receive a Copy of Appraisals on 8/XXXX024 and he chose to waive the timing requirement. While he did waive it, we did in fact provide him the appraisal - see document provided
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110352		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-11-19): Lender waives exception. Seller Comment (2024-11-13): We will waive the exception and accept an EV2.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110327		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-10-09): Fraud report is received, Exception cleared. Seller Comment (2024-10-08): XXXX Report with no variances has been provided. Reviewer Comment (2024-10-08): Provided Fraud Report Variance summary not cleared. - Exception Remains. Seller Comment (2024-10-07): XXXX Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided.				Reviewer Comment (2024-10-10): E-sign consent provided exception cleared. Seller Comment (2024-10-09): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Dr, XXXXXXXX HOA Verification	HOA Verification XXXX Dr, XXXXXXXX is not provided.				Reviewer Comment (2024-11-12): HOA Verification received, exception cleared. Seller Comment (2024-11-08): (Rate Lock) XXXX provided Reviewer Comment (2024-10-14): XXXX was provided for XXXX in file but not for XXXX. Seller Comment (2024-10-11): (Rate Lock) XXXX is an acceptable source for the HOA and shows the amount. Please clear. Reviewer Comment (2024-10-10): Exception remains. Still need HOA verification document for REO property at XXXX Dr. Seller Comment (2024-10-09): (Rate Lock) REO HOA provided from XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a verification of mortgage for the departing residence. Financing was a private loan that was paid back within weeks of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing the HOA statement for REO XXXX. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): HOA Verification received, exception cleared. Seller Comment (2024-11-08): (Rate Lock) XXXX provided Reviewer Comment (2024-10-14): XXXX was provided for XXXX in file but not for XXXX. Seller Comment (2024-10-11): (Rate Lock) XXXX is an acceptable source for the HOA and shows the amount. Please clear. Seller Comment (2024-10-09): (Rate Lock) CPA letter provided Seller Comment (2024-10-09): (Rate Lock) REO HOA provided from XXXX	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing the HOA statement for REO XXXX. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): HOA Verification received, exception cleared. Seller Comment (2024-11-08): (Rate Lock) XXXX provided Reviewer Comment (2024-10-14): XXXX was provided for XXXX in file but not for XXXX. Seller Comment (2024-10-09): (Rate Lock) CPA letter provided Seller Comment (2024-10-09): (Rate Lock) REO HOA provided from XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing the HOA statement for REO XXXX. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): HOA Verification received, exception cleared. Seller Comment (2024-11-08): (Rate Lock) XXXX provided Reviewer Comment (2024-10-14): XXXX was provided for XXXX in file but not for XXXX. Seller Comment (2024-10-09): (Rate Lock) CPA letter provided Seller Comment (2024-10-09): (Rate Lock) REO HOA provided from XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is missing the HOA statement for REO XXXX.				Reviewer Comment (2024-11-12): HOA Verification received, exception cleared. Seller Comment (2024-11-08): (Rate Lock) XXXX provided Reviewer Comment (2024-10-14): XXXX was provided for XXXX in file but not for XXXX. Seller Comment (2024-10-11): (Rate Lock) XXXX is an acceptable source for the HOA and shows the amount. Please clear. Reviewer Comment (2024-10-10): Required HOA document. Exception Remains. Seller Comment (2024-10-09): (Rate Lock) REO HOA provided from XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110454		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-10-10): Evidence of access to funds provided exception cleared. Seller Comment (2024-10-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110607		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-02): Ownership documentation provided, system cleared. Seller Comment (2024-09-26): (Rate Lock) filing reflects borrower under member/management section with no one listed, showing he owns 100%	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110607		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-02): Ownership documentation provided, system cleared. Seller Comment (2024-09-26): (Rate Lock) filing reflects borrower under member/management section with no one listed, showing he owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110607		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-02): Ownership documentation provided, system cleared. Seller Comment (2024-09-26): (Rate Lock) filing reflects borrower under member/management section with no one listed, showing he owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110607		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-02): Ownership documentation provided, exception cleared. Reviewer Comment (2024-09-27): Operating agreement, Articles of Incorporation, or equivalent stating ownership percentage document required, Exception remains. Seller Comment (2024-09-26): (Rate Lock) filing reflects borrower under member/management section with no one listed, showing he owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110534		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		The loan file is missing an additional month's statement for account ending in XXXX.				Reviewer Comment (2024-10-24): Bank statement received, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110600		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of final Closing Disclosure provided on XXXX did not disclose the reason for not having an escrow account.				Reviewer Comment (2024-09-30): XXXX Received Corrected PCCD and LOE. Seller Comment (2024-09-28): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1008 in file reflects XXXX XXXX guidelines were used howeverXXXXst recent guidelines provided are dated XXXX				Reviewer Comment (2024-09-24): XXXX guidelines provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-24): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-09-24): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-10-02): Received inspection	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-11): Client elects to Waive. Seller Comment (2024-10-11): (Rate Lock) Yes, we would like to proceed. Reviewer Comment (2024-10-08): We can down grade this exception to a 2 and waive it. Would you like to proceed in this fashion? Without an end date the exception cannot become a 1. Reviewer Comment (2024-10-03): Declared Disaster is Hurricane XXXX, dated XXXX8. Report provided is prior declared date. Updated report required.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110404		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-24): Client elects to Waive.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The appraisal fee increased from XXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-10-10): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2024-10-09): (Rate Lock) Delivered XXXX : XXXX

Seller Comment (2024-10-09): (Rate Lock) Delivered 7/1 :XXXX

Reviewer Comment (2024-10-03): XXXX received PCCD, LOE, Refund Check and Proof of Mailing. XXXX  tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2024-09-25): XXXX received COC stating due to complexity and property location, however we require additional information what was complex about the property and location. Please provide additional information or cure is required.

Reviewer Comment (2024-09-24): XXXX received COC stating "complexity" however we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity in order to clear the exception
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Reserves of 5.68 months are < the guideline requirement of 6 months.	Reviewer Comment (2024-10-09): Lender exception provided, system cleared.

Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an EV2.

Seller Comment (2024-10-04): (Rate Lock) UW: What is this $XXXX POC? Is it the appraisal? ?Included in the file was an appraisal invoice evidencing appraisal was paid for on XXXX/24. The CD also deducts it from "Calculating Cash to Close" itemization; see below and attached. ??

Reviewer Comment (2024-10-04): Mngt review : Total funds required for the closing of transaction $XXXX (CTC) + $XXXX(EMD) + $XXXX(POC) = $XXXX; Total funds required for reserves $XXXX x 6 = $XXXX; Total loan assets required $XXXX(FTC) + $XXXX(Resv) = $XXXX.29. Borrower only has assets verified of $XXXX73. Short funds of $XXXX

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of $XXXX end balance already factors in EMD debit of $XXXX on XXXX/24.

Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount.

Available assets XXXX -  $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Reviewer Comment (2024-10-03): Assets to close + EMD = XXXX - Cash to close + EMD + POCs= XXXX=XXXX in reserves.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Reserves of 5.68 months are < the guideline requirement of 6 months.	Reviewer Comment (2024-10-09): Lender exception provided, system cleared.

Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an EV2.

Seller Comment (2024-10-04): (Rate Lock) UW: What is this XXXX POC? Is it the appraisal? ?Included in the file was an appraisal invoice evidencing appraisal was paid for on XXXX/24. The CD also deducts it from "Calculating Cash to Close" itemization; see below and attached. ??

Reviewer Comment (2024-10-04): Mngt review : Total funds required for the closing of transaction $XXXX (CTC) + $XXXX(EMD) + XXXX(POC) = XXXX; Total funds required for reserves XXXX0 x 6 = XXXX; Total loan assets required XXXX(FTC) + XXXX(Resv) = XXXX. Borrower only has assets verified of XXXX. Short funds of XXXX

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24. Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount. Available assets XXXX - $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24.

Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount.

Available assets XXXX -  $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Reviewer Comment (2024-10-03): Assets to close + EMD = XXXX - Cash to close + EMD + POCs= XXXX=XXXX in reserves.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Reserves of 5.68 months are < the guideline requirement of 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Borrower self employed in same job 5+ years. Residual income > XXXX.00. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors.

Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an EV2.

Seller Comment (2024-10-04): (Rate Lock) UW: What is this XXXX POC? Is it the appraisal? ?Included in the file was an appraisal invoice evidencing appraisal was paid for on XXXX/24. The CD also deducts it from "Calculating Cash to Close" itemization; see below and attached. ??

Reviewer Comment (2024-10-04): Mngt review : Total funds required for the closing of transaction $XXXX (CTC) + $XXXX(EMD) + XXXX(POC) = XXXX; Total funds required for reserves XXXX0 x 6 = XXXX; Total loan assets required XXXX(FTC) + XXXX(Resv) = XXXX. Borrower only has assets verified of XXXX. Short funds of XXXX

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24. Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount. Available assets XXXX - $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24.

Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount.

Available assets XXXX -  $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Reviewer Comment (2024-10-03): Assets to close + EMD = XXXX - Cash to close + EMD + POCs= XXXX=XXXX in reserves.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.68 is less than Guideline PITIA months reserves of 6.00.	Reserves of 5.68 months are < the guideline requirement of 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Borrower self employed in same job 5+ years. Residual income > XXXX.00. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors.

Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an EV2.

Seller Comment (2024-10-04): (Rate Lock) UW: What is this XXXX POC? Is it the appraisal? ?Included in the file was an appraisal invoice evidencing appraisal was paid for on XXXX/24. The CD also deducts it from "Calculating Cash to Close" itemization; see below and attached. ??

Reviewer Comment (2024-10-04): Mngt review : Total funds required for the closing of transaction $XXXX (CTC) + $XXXX(EMD) + XXXX(POC) = XXXX; Total funds required for reserves XXXX0 x 6 = XXXX; Total loan assets required XXXX(FTC) + XXXX(Resv) = XXXX. Borrower only has assets verified of XXXX. Short funds of XXXX

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24.

Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount.

Available assets XXXX -  $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Reviewer Comment (2024-10-02): Assets to close + EMD = XXXX - Cash to close + EMD + POCs= XXXX=XXXX in reserves.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110408		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: Anzony De La Cuadra					Reviewer Comment (2024-09-25): Updated fraud report provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110408	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reserves of 5.68 months are < the guideline requirement of 6 months.	Reviewer Comment (2024-10-09): Lender exception provided, system cleared.

Reviewer Comment (2024-10-08): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an 2. The related exceptions will not be graded a 1, but a 2 if a Lender Exception with Compensating Factors is uploaded.

Seller Comment (2024-10-07): (Rate Lock) Could you please advise, what does this mean if it's downgraded to EV2, also is there a pricing hit for this?

Reviewer Comment (2024-10-07): Lender Exception with Compensating Factors will allow the exception to be waived and downgraded to an EV2.

Seller Comment (2024-10-04): (Rate Lock) UW: What is this XXXX POC? Is it the appraisal? ?Included in the file was an appraisal invoice evidencing appraisal was paid for on XXXX/24. The CD also deducts it from "Calculating Cash to Close" itemization; see below and attached. ??

Reviewer Comment (2024-10-04): Mngt review : Total funds required for the closing of transaction $XXXX (CTC) + $XXXX(EMD) + XXXX(POC) = XXXX; Total funds required for reserves XXXX0 x 6 = XXXX; Total loan assets required XXXX(FTC) + XXXX(Resv) = XXXX. Borrower only has assets verified of XXXX. Short funds of XXXX

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24. Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount. Available assets XXXX - $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Seller Comment (2024-10-03): (Rate Lock) UW: Please escalate this to TPR manager for review and sign off. XXXX XXXX transaction history thru XXXX/24 shows available end balance of XXXX. This XXXX end balance already factors in EMD debit of XXXX on XXXX/24.

Attached is the CD that shows $XXXX and copy of cashier's check for final funds matching that amount.

Available assets XXXX -  $XXXX final funds = XXXX which covers 6mos PITI reserves XXXX.

Reviewer Comment (2024-10-03): Assets to close + EMD = XXXX - Cash to close + EMD + POCs= XXXX=XXXX in reserves.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110589		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is a first time investor with 1x30 mortgage late which is ineligible per guidelines.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110589		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower waived escrows but does not have the required 720 credit score.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110589		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are multiple overdrafts reflected on the business statements used for income and the Borrower does not meet the requirements for multiple NSFs (LTV 75%).	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110589		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXive, XXXXXXXX Statement	Mortgage statement from XXXX Svg for primary residence not provided to reflect if property charges are included in payment.				Reviewer Comment (2024-10-15): Exception Cleared - Received Mortgage Statement for REO property XXXXive, associated the same and data updated as per document. Seller Comment (2024-10-11): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is marked rural with 10+ XXXX and the LTV is >80% which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. XXXX	Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower				Reviewer Comment (2024-11-08): XXXX Received Valid COC dated 0XXXXXXXX. Seller Comment (2024-11-07): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a third party verification of the Borrower's business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-12): Verification of the borrower's business provided, system cleared. Seller Comment (2024-11-07): (Rate Lock) verification provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a third party verification of the Borrower's business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-12): Verification of the borrower's business provided, system cleared. Seller Comment (2024-11-07): (Rate Lock) verification provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a third party verification of the Borrower's business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-12): Verification of the borrower's business provided, system cleared. Seller Comment (2024-11-07): (Rate Lock) verification provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110543		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a third party verification of the Borrower's business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-12): Verification of business provided, exception cleared. Reviewer Comment (2024-11-11): Please provide business verification document which verify the business name also, Exception remains. Seller Comment (2024-11-07): (Rate Lock) verification provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file does not contain an account access letter from the 1% owner of the subject business.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history payment.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain an account access letter from the 1% owner of the subject business.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history payment.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal report at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-10-09): Waived per client request Seller Comment (2024-10-03): (Rate Lock) Lender accepts and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain an account access letter from the 1% owner of the subject business. The loan file is missing evidence of hazard insurance for REOs: XXXX				Reviewer Comment (2024-10-07): Exception cleared - The insurance verification document received for both the property. Also we have cashflow analysis which state no negative impact on business. Seller Comment (2024-10-03): (Rate Lock) HOIs provided and exception for 1% access letter already provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110581		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain an account access letter from the 1% owner of the subject business. The loan file is missing evidence of hazard insurance for REOs: XXXX				Reviewer Comment (2024-10-07): Exception cleared - The insurance verification document received for both the property. Also we have cashflow analysis which state no negative impact on business. Seller Comment (2024-10-03): (Rate Lock) HOIs provided and exception for 1% access letter already provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain an account access letter from the 1% owner of the subject business. The loan file is missing evidence of hazard insurance for REOs: XXXX				Reviewer Comment (2024-10-07): Exception cleared - The insurance verification document received for both the property. Also we have cashflow analysis which state no negative impact on business. Seller Comment (2024-10-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110581		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing evidence of hazard insurance for REOs: XXXX				Reviewer Comment (2024-10-07): Exception cleared - The insurance verification document received for both the property. Seller Comment (2024-10-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110456		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-26): Lender acknowledged and elects to waive. Seller Comment (2024-09-24): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110456		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX0 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110456		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for survey encroachment. Title company provided ALTA 34-06 endorsement for this issue.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-12): Lender exception provided Reviewer Comment (2024-11-12): adjusting grading Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110456		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected 1003 as it reflects the borrower as unmarried, yet Security Instrument shows the borrower as "wife of ...".				Reviewer Comment (2024-10-04): 1003 provided, Seller Comment (2024-10-01): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110462		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-30): E-sign Agreement received and updated Seller Comment (2024-09-27): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110462		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for business being in existence less than 2 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing histoory 8 months reserves	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-09-23): Documents received, system cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.				Reviewer Comment (2024-09-23): Documentation provided. Seller Comment (2024-09-23): copy of doc Seller Comment (2024-09-23): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Rec copy of Appraisal. Providing XXXX Disclosure Tracking Details Report confirming this disclosure was emailed to borrower day after application date. Including copy of this disclosure emailed to borrower.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2024-09-23): Documentation provided. Seller Comment (2024-09-23): Final settlement statement, stamped certified and signed by title	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender Exception allowing 80% LTV which exceeds guideline maximum of 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. Borrower FICO is 721 vs guideline minimum of 700.	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2024-09-23): Documents received, system cleared. Seller Comment (2024-09-23): Final Fraud report - PASS	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file - Appraiser state licensed not state certified.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. Borrower FICO is 721 vs guideline minimum of 700.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110380		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-26): Waive per client request Seller Comment (2024-09-24): Please waive. Lender accepts the 2	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110617		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-09-30): Lender ackowledges. Seller Comment (2024-09-26): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110475	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2024-11-04): Client elects to Waive. Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																					If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110341		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.				Reviewer Comment (2024-10-16): XXXX received disclosure tracking for initial CD. Seller Comment (2024-10-15): loan summary report provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110341		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Valuation address does not match Note address.				Reviewer Comment (2024-10-24): Corrected report provided, exception cleared. Seller Comment (2024-10-21): Please see corrected appraisal showing XXXX as city	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110341		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Loan Underwriting and Transmittal Summary (1008) is missing from the loan file.				Reviewer Comment (2024-10-17): Exception cleared. Received 1008 and updated correctly. Seller Comment (2024-10-15): Please see attached 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110485		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-11-04): Client elects to waive. Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110618		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement	Required mortgage statement for the property XXXX, XXXXXXXX.				Reviewer Comment (2024-10-01): Closing Disclosure and First Payment letter are received and associated. Exception Cleared. Seller Comment (2024-10-01): (Rate Lock) CD and first payment letter provided for closed file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110382		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	The loan disbursed onXXXX prior to 3 days from the transaction date of XXXX				Reviewer Comment (2024-09-24): XXXX received Corrected CD and LOE to borrower correcting disbursement date which matches to settlement statement Seller Comment (2024-09-24): PCCD Seller Comment (2024-09-24): PCCD LOE and delivery correcting disbursement date Reviewer Comment (2024-09-23): Its the 3rd day, XXXX/2024 was a holiday. Seller Comment (2024-09-16): 9/05 in the fourth day from the settlement date. This is acceptable.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110382		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers acquired property over two years ago and paid cash: Borrowers Did a hard money cash out refi back in XXXX 2024 and we are looking to pay off hard money along with getting cash out for debt consolidation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Miscellaneous	Borrower has been employed with same job for 20+ years. Clean housing history for 2.8 years.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110477		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 655 is less than Guideline representative FICO score of 660.	Borrower's FICO of 655 is less than the guideline minimum of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Time on job of 5+ years. Residual income > XXXX. DTI is below max by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110477		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower's FICO of 655 is less than the guideline minimum of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Time on job of 5+ years. Residual income > XXXX. DTI is below max by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110597		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the borrower's ownership % in the business used for income qualification.				Reviewer Comment (2024-10-09): CPA letter provided, exception cleared. Seller Comment (2024-10-04): (Rate Lock) CPA letter he is stating owner, and the initial filing shows he is the only incorporator	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110513		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's income reflects a downward trend of earnings in the past 6 months of 88%. The borrower owns 6 studios and at the end of XXXX, the Borrower began transferring funds from one account to another on a regular basis, if the transfers were usable to downward trend would be closer to 16%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Time on job of 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110513		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-15): Provided third party verification is within 120 days prior to note date. Exception cleared Seller Comment (2024-11-13): (Rate Lock) PRovided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110513		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-15): Provided third party verification is within 120 days prior to note date. Exception cleared Seller Comment (2024-11-13): (Rate Lock) PRovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110513		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-15): Provided third party verification is within 120 days prior to note date. Exception cleared Seller Comment (2024-11-13): (Rate Lock) PRovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110513		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2024-11-15): Provided third party verification is within 120 days prior to note date. Exception cleared Seller Comment (2024-11-13): (Rate Lock) PRovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110386	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. XXXX	Mortgage Broker Fee in the amount of $XXXXexceeds tolerance of $XXXX,100. A valid change of circumstance or cure were not provided.	Reviewer Comment (2024-11-11): XXXX received correct COC for loan amount change.

Seller Comment (2024-11-08): see attached

Seller Comment (2024-11-08): The loan amount increase ?

Reviewer Comment (2024-11-07): XXXX received CD dated 0XXXX4 and corresponding COC. The reason provided on COC is for change in appraised value and LTV but there is no mention of broker fee change. Please provide reason for increase in broker fee.

Seller Comment (2024-11-07): See attached CD dated XXXX.2024

Reviewer Comment (2024-11-07): XXXX received COC dated XXXX, however there is no CD available in file within 3 days of COC date XXXX. Please provide any missing CD sent within 3 days.

Seller Comment (2024-11-06): Please see attached VCOC for broker fee
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110386		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Title - Recording Service Fee on closing disclosure is $XXXX and on loan estimate XXXX. A valid change or circumstance or cure were not provided at closing.				Reviewer Comment (2024-11-07): XXXX received corrected PCCD and LOE. Seller Comment (2024-11-06): See attached PCCD, LOE and delivery receipt.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110339		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-10-11): Fraud report received and updated. Exception cleared Seller Comment (2024-10-09): XXXX report provided - These are still both showing as cleared Reviewer Comment (2024-10-08): Provided Fraud report Financing variance not cleared. - Exception Remains. Seller Comment (2024-10-07): XXXX report provided please review Reviewer Comment (2024-10-04): Provided Fraud report document is post closed note dated which is not acceptable. Exception remains Seller Comment (2024-10-03): XXXX XXXX provided please review- all alerts were cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110535		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a 3 unit condo and the Borrower owns all units.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110535		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for an investment rate term refinance is 80% and subject loan is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110535		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV for an investment rate term refinance is 80% and subject loan is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110466		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The loan amount coverage was missing from the Title.				Reviewer Comment (2024-10-09): Waived per client request. Seller Comment (2024-10-03): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110356		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2024-11-15): Received Fraud report, Exception cleared. Seller Comment (2024-11-14): XXXX report provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110356		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Final Lender Credit Fee disclosed as $-XXXX on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-19): XXXX received valid COC document. Seller Comment (2024-11-15): Disagree - There was a price change to the loan. The discount was removed from the loan due to the loan being locked with credits. The credit of $XXXX was a lender credit and was applied towards the Admin Fee of $XXXX. Provided COC History, Predatory Test results and final settlement statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110356		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Lender Inspection Fee disclosed as XXXX on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-19): Sufficient cure provided at closing. Seller Comment (2024-11-15): Disagree - The lender provided a cure amount of $XXXX for the increase of the inspection fee. The remaning XXXX was also a lender credit for the collateral desktop analysis fee. No zero precent tolerance occurred. Loan passed all testing. Predatory test results provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110356		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient cure provided at closing				Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110326		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-10-31): Fraud report received, Exception Cleared. Seller Comment (2024-10-30): XXXX Report prior to note date Reviewer Comment (2024-10-29): Exception Remain - Provided Fraud Report is post note dated required prior note dated Fraud Report. Seller Comment (2024-10-28): Provided XXXX Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110326		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX.00. Sufficient or excess cure was provided to the borrower. XXXX					Reviewer Comment (2024-10-22): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110523		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-11-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110557		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX J XXXX, Credit Report: Original // Borrower: XXXX XXXX	Red flags remain open on Fraud Report				Reviewer Comment (2024-11-11): Exception cleared. Seller Comment (2024-11-04): (Rate Lock) 1008 shows UW comments that fraud alerts are not for our borrowers	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 1084 or income worksheet	The full and complete Income worksheet is missing from the loan file.				Reviewer Comment (2024-10-15): Income worksheet received and updated. Exception cleared Seller Comment (2024-10-11): (Rate Lock) Income calc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower has been self-employed for 1.8 years when 2 years is required per the Guidelines on bank Statement Program.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% <the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The full and complete income worksheet is missing from the loan file. Only one page of worksheet was located within the loan file.				Reviewer Comment (2024-10-15): Income worksheet received and updated. Exception cleared Seller Comment (2024-10-11): (Rate Lock) Income calc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is over a 30 day Gap in employment, the guidelines require a Gap In Employment Letter.				Reviewer Comment (2024-10-09): Underwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower’s line of work and prior tenures. Seller Comment (2024-10-03): (Rate Lock) Exception provided for 2 year work history; per guidelines for gap letter "nderwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower's line of work and prior tenures" so letter is not needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing the Gap In Employment Letter, evidence of previous employment and the Guidelines require two years self-employment and the Borrowers Business has been in operation for less than two years.				Reviewer Comment (2024-10-09): Underwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower’s line of work and prior tenures. Seller Comment (2024-10-03): (Rate Lock) Exception provided for 2 year work history; per guidelines for gap letter "nderwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower's line of work and prior tenures" so letter is not needed.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing the Gap In Employment Letter, evidence of previous employment and the Guidelines require two years self-employment and the Borrowers Business has been in operation for less than two years.				Reviewer Comment (2024-10-09): Underwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower’s line of work and prior tenures.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110602		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing the Gap In Employment Letter, evidence of previous employment and the Guidelines require two years self-employment and the Borrowers Business has been in operation for less than two years.				Reviewer Comment (2024-10-09): Underwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower’s line of work and prior tenures. Seller Comment (2024-10-03): (Rate Lock) Exception provided for 2 year work history; per guidelines for gap letter "nderwriter discretion may be applied to 30 day gap employment LOE requirement based on the borrower's line of work and prior tenures" so letter is not needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2024-09-26): Waived per client request Seller Comment (2024-09-24): Please waive and clearer. Lender accepts 2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.71105% or Final Disclosure APR of 7.86500% is equal to or greater than the threshold of APOR 6.35% + 1.5%, or 7.85000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-10-02): Received appraisal delivery Seller Comment (2024-09-27): See trailing docs. Reviewer Comment (2024-09-26): Unable to waive grade 3 exceptions. Still need proof of appraisal delivery to the borrower three business days prior to consummation date. Seller Comment (2024-09-24): Borrower signed appraisal waiver.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-02): Received Seller Comment (2024-09-27): See attached XXXX delivered appraisal to the borrower on XXXX.2024 Reviewer Comment (2024-09-26): Unable to waive grade 3 exceptions. Still need proof of appraisal delivery to the borrower three business days prior to consummation date. Seller Comment (2024-09-24): The borrower waived.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110371	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of $XXXX Insufficient or no cure provided to the borrower.	Reviewer Comment (2024-10-01): XXXX received COC and exception approval.

Seller Comment (2024-09-27): See attached exception request and approval on XXXX.2024 VCOC shows changes XXXX/2024

Reviewer Comment (2024-09-26): XXXX received COC for pricing change due to guideline exception. The provided reason is not sufficient as to what change circumstance occurred that resulted in requirement of exception to provide. Provide additional information to validate the reason for change and when the lender has become aware of the change.

Seller Comment (2024-09-24): Please see attached VCOC for discount points
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110371		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approved. LF guidelines do not allow the use of a PTIN on a P&L loan submission.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 719 FICO DTI 36.6%	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110337		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-10-15): Secondary valuation received and updated. Exception cleared Seller Comment (2024-10-11): CDA has been provided. Please review document attached.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110337		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-10-14): Fraud Report provided and updated Exception cleared Seller Comment (2024-10-10): XXXX Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110337		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-10-22): Proof of delivery provided Seller Comment (2024-10-15): Evidence of Borrower received a copy of appraisal has been provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110337		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-10-17): Exception cleared. Received E-sign Consent Agreement and updated correctly. Seller Comment (2024-10-15): E-Sign Consent has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110320		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Both Sponsors are non-permanent resident aliens with H-1B visas expiring in XXXX, which is less than three years after the note date.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrowers made a down payment of their own funds of at least 5% and %XXXX.00. DSCR is > the guideline requirement by .50.	XXXX	Reviewer Comment (2024-10-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110606		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.58 is less than Guideline PITIA months reserves of 12.00.	Lender Exception in file requesting allowing 7 months reserves when 12 is required due to departing residence.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception requesting no prepay for locking.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX 1084 or income worksheet	1084 or Worksheet missing from file.	Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared

Seller Comment (2024-11-12): (Rate Lock) Income calc provided matches our income of $XXXX please clear.

Reviewer Comment (2024-11-12): Received income worksheet does not reflect both 1099s income calculation and qualifying income amount $XXXX. Exception remains.

Seller Comment (2024-11-11): (Rate Lock) Income calc provided

Reviewer Comment (2024-10-03): Exception Remains - Required 1084 or Income Worksheet for both employer XXXX XXXX, Inc. and XXXX, Inc. income calculation.

Seller Comment (2024-10-02): (Rate Lock) 1099s used for income provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1084 or income worksheet missing from file.				Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared Seller Comment (2024-11-12): (Rate Lock) Income calc provided matches our income of XXXX please clear. Seller Comment (2024-11-11): (Rate Lock) Income calc provided Reviewer Comment (2024-10-03): Exception Remains - Required 1084 or Income Worksheet for both employer XXXX XXXX, Inc. and XXXX, Inc. income calculation. Seller Comment (2024-10-02): (Rate Lock) 1099s used for income provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110606		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	1084 or income worksheet missing from file				Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared Seller Comment (2024-11-12): (Rate Lock) Income calc provided matches our income of XXXX please clear. Seller Comment (2024-11-11): (Rate Lock) Income calc provided Reviewer Comment (2024-10-03): Exception Remains - Required 1084 or Income Worksheet for both employer XXXX XXXX, Inc. and XXXX, Inc. income calculation. Seller Comment (2024-10-02): (Rate Lock) 1099s used for income provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	1084 or income worksheet missing from file.				Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared Seller Comment (2024-11-12): (Rate Lock) Income calc provided matches our income of XXXX please clear. Seller Comment (2024-11-11): (Rate Lock) Income calc provided Reviewer Comment (2024-10-03): Exception Remains - Required 1084 or Income Worksheet for both employer XXXX XXXX, Inc. and XXXX, Inc. income calculation. Seller Comment (2024-10-02): (Rate Lock) 1099s used for income provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110606	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	1084 or income worksheet missing from file.	Reviewer Comment (2024-11-14): Income worksheet received and updated. Exception cleared

Seller Comment (2024-11-12): (Rate Lock) Income calc provided matches our income of XXXX please clear.

Reviewer Comment (2024-11-12): Received income worksheet does not reflect both 1099s income calculation and qualifying income amount XXXX.00. Exception remains.

Seller Comment (2024-11-11): (Rate Lock) Income calc provided

Reviewer Comment (2024-10-03): Exception Remains - Required 1084 or Income Worksheet for both employer XXXX XXXX, Inc. and XXXX, Inc. income calculation.

Seller Comment (2024-10-02): (Rate Lock) 1099s used for income provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110495		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXXmissing evidence of receipt				Reviewer Comment (2024-11-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110495		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 671 is less than Guideline representative FICO score of 720.	Borrower's FICO is less than the guideline minimum of 720 when escrows are waived.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.					Reviewer Comment (2024-09-24): XXXX received Corrected CD and LOE to borrower correcting disbursement date and matches to settlement statement Seller Comment (2024-09-17): See attached PCCD correcting disbursement date and Loe and delivery	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. XXXX	Lender credit was last disclosed as -$XXXX the Loan Estimate, but was disclosed as -$XXXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $XXXX, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-09-19): XXXX received COC dated 0XXXX for loan amount change. Seller Comment (2024-09-17): See attached VCOC for the reduction of the lender credit	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 not in file.				Reviewer Comment (2024-09-23): XXXX/24 1003 provided. Seller Comment (2024-09-17): Here is the e signed initial 1003 please disregard the first upload. That is unsigned, Seller Comment (2024-09-17): See attached initial 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Initial 1003 missing from file.				Reviewer Comment (2024-09-23): XXXX/24 1003 provided. Seller Comment (2024-09-17): Please waive - Lender accepts 2	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (XXXX Dodd- Frank 2014): Unable to determine compliance with XXXX timing requirements due to missing evidence of initial loan application date.	Initial 1003 missing from file.				Reviewer Comment (2024-09-23): XXXX/24 1003 provided. Seller Comment (2024-09-17): See trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Waterfall due to Initial 1003 missing from file.				Reviewer Comment (2024-09-23): XXXX/24 1003 provided. Seller Comment (2024-09-17): see trailing docs	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		The subject property is reflected as a PUD on two of the appraisals. Loan file does not contain a PUD rider to the security instrument.				Reviewer Comment (2024-09-26): Corrected appraisals provided. Seller Comment (2024-09-25): Please see corrected appraisal Reviewer Comment (2024-09-24): Appraisal with JM Appraisal states subject is a PUD. Conflict in property type remains. Seller Comment (2024-09-18): Please see attached appraisal. The property is not in a PUD, Appraiser elaborates on the annual charge. Subject in within a private HOA for waterfront. Not a formal PUD/HOA.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Principal, Interest, & MI Payment on page 3 of the Final HUD was left blank.				Reviewer Comment (2024-09-24): Client elects to Waive. Seller Comment (2024-09-18): Please waive - Lender accepts the 2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $XXXX based on loan amount, there was no evidence of extended coverage or insurer's estimate replacement cost provided.				Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): See email from agent confirming that the policy is full replacement cost.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2024-09-24): Documentation provided. Cleared. Seller Comment (2024-09-18): Please see attached - Right to receive a copy of appraisal and proof of delivery	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 69.81865% exceeds Guideline loan to value percentage of 65.00000%.	The subject LTV of 70% on a cash out investment property with loan amount >XXXX exceeds guideline maximum of 65%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. VORs 0x30x12.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 69.81865% exceeds Guideline combined loan to value percentage of 65.00000%.	The subject LTV of 70% on a cash out investment property with loan amount >XXXX exceeds guideline maximum of 65%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. VORs 0x30x12.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110385	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.23 is less than Guideline PITIA months reserves of 12.00.	PITIA months reserves of 11.23 is less than Guideline PITIA months reserves of 12.00 (additional 3 months required for mortgage listed on credit report).	Reviewer Comment (2024-09-26): Reserve requirement updated, exception cleared.

Seller Comment (2024-09-24): See attached

Seller Comment (2024-09-24): Borrower only requires 9 months reserves.  See attached.

Reviewer Comment (2024-09-24): We show XXXX as cash out, XXXX as gift, $XXXX from IRA, and $XXXX from checking. Total for reserves = $XXXX. PITIA of $XXXX= $XXXX, or $XXXX short.

Seller Comment (2024-09-18): See section 8.5 of XXXX GL dated XXXX.2024 - Net proceeds from a cash-out transaction may be used to meet reserve requirements for all program except the Asset Qualification program.

Seller Comment (2024-09-18): Net proceeds from cashout refi can be used towards reserves.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Account Disclosure is missing				Reviewer Comment (2024-10-14): Initial Escrow Account Disclosure received and updated. Exception cleared. Seller Comment (2024-10-10): (Rate Lock) IEADS provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Provided to All Parties Test	TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	Final CD is not signed and dated				Reviewer Comment (2024-10-16): CD was provided timely. Seller Comment (2024-10-10): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure, and proof of delivery and NORTC if reopened rescission required	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right to Cancel disclosure is missing				Reviewer Comment (2024-10-16): Received Seller Comment (2024-10-10): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing				Reviewer Comment (2024-10-14): Final 1003 received and associated. Exception cleared. Seller Comment (2024-10-10): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-14): Proof of appraisal Delivery received. Exception cleared. Seller Comment (2024-10-10): (Rate Lock) App delivery provided showing it was provided to borrower prior to 3 days of closing.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.53329% or Final Disclosure APR of 9.54000% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-10-14): Proof of appraisal Delivery received. Exception cleared. Seller Comment (2024-10-10): (Rate Lock) App delivery provided showing it was provided to borrower prior to 3 days of closing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-14): Proof of appraisal Delivery received. Exception cleared. Seller Comment (2024-10-10): (Rate Lock) App delivery provided showing it was provided to borrower prior to 3 days of closing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for account XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for account XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for account XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX M XXXX Account Statements - Business	Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Loan Registered as 24 months bank statement, however only 12 months of statements provided. 12 additional months statements required for XXXX. Income trend must meet requirement of Trend Analysis in Guidelines.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided Reviewer Comment (2024-10-14): Account statement is missing for the period of 0XXXX023 for account ending XXXX. Exception remains. Seller Comment (2024-10-11): (Rate Lock) Additional statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX M XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Account Type: Business / Account Num: XXXX / Statement End Date: XXXX	Account statement is missing for the period of XXXX for account ending in XXXX.				Reviewer Comment (2024-10-17): Exception cleared - Received bank statement for the month of 0XXXX023 and updated clarity as required. Seller Comment (2024-10-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.					Reviewer Comment (2024-10-16): Updated CD provided. System Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110455		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).					Reviewer Comment (2024-10-16): Updated CD provided. System Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110424		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-25): Appraisal delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110421		XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Borrower signature date is prior to issue date. Closing Disclosure issued on XXXX, borrower signature date is XXXX.				Reviewer Comment (2024-10-03): XXXX received documentation from seller noting policy change under circumstances and documentation of issue. Reviewer Comment (2024-09-30): XXXX received lender attestation that system glitch caused Final CD issue date of XXXX instead of XXXX-24. We would need notification/email from Doc Vendor notifying them of issue, evidence of the actual issue date of the CD (disclosure tracking, etc) and LOE of what controls the lender has in place to prevent such errors from occurring.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110421	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.	Reviewer Comment (2024-10-11): Client elects to Waive.

Seller Comment (2024-10-11): (Rate Lock) Please waive the exception.

Reviewer Comment (2024-10-09): The delivery of the appraisal was provided post closing and not within the required 3 business days prior to closing. You may elect to waive the exception but it will remain a grade 2.

Seller Comment (2024-10-09): (Rate Lock) Please advise what is needed on this one?

Reviewer Comment (2024-10-09): Delivery provided to Borrower however, not within 3 business days prior to closing. Exception remains an EV2.

Reviewer Comment (2024-10-03): The most recent version of the appraisal report is required to be delivered to the borrower.

Seller Comment (2024-10-02): (Rate Lock) The original appraisal was received on XXXX and sent to the borrower on XXXX.
The revision requested was to address the water heater and detectors - this revision was not sent to the borrower as it did not affect value.

Reviewer Comment (2024-09-27): Delivery provided is dated XXXX, but the report date is XXXX. Please provide delivery of the XXXX report and evidence the value did not change between the XXXX and XXXX report.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110421		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/XXXX)					Reviewer Comment (2024-10-03): XXXX received Seller CD.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110596		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is an SFR with 2 ADUs.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-09-27): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110476		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow for a cash-out refinance on an asset depletion loan.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110476		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow for escrow waiver on an asset depletion loan.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110476		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide updated Rate Lock reflecting Asset Depletion as Doc Type, not 24 month bank statement.				Reviewer Comment (2024-11-19): Lender exception reflects asset depletion, exception cleared. Seller Comment (2024-11-12): (Rate Lock) Doc type is reflected on the new exception. Please clear Reviewer Comment (2024-11-12): Lender exception provided. Please provide rate lock reflecting asset depletion. Seller Comment (2024-11-06): (Rate Lock) rate lock provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the Property Assessed Clean Energy Program)? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: XXXX XXXX XXXX	The Co-Borrower answered the declaration E on 1003 as yes regarding the lien could take priority over subject mortgage. The documentation regarding this was missing from the loan file.				Reviewer Comment (2024-10-29): Updated 1003 received, Exception Cleared. Seller Comment (2024-10-28): (Rate Lock) Kindly find the corrected Page attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval in file reflects guidelines of XXXX Select and the 1008 in file reflects Platinum guidelines were used. Clarification needed as to what guidelines were used for the subject review.				Reviewer Comment (2024-10-28): Email provided verification of XXXX program. Seller Comment (2024-10-28): (Rate Lock) That's same program , just different name . please review towards XXXX Select matrix which already provided .	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.10 is less than Guideline PITIA months reserves of 12.00.	The required reserves were not met within the loan file. The guidelines require 12 months reserves for an escrow wavier.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. 41% < 50% allowed	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions

Reviewer Comment (2024-11-01): Reopend as there are insufficient reserves.

Reviewer Comment (2024-10-31): Document for additional deposit in Post close CD has been received and updated which suffice reserves requirement .Exception cleared

Seller Comment (2024-10-30): (Rate Lock) Please see attached for the XXXX which was in the package , Also please revisit the the wire for the XXXX00 that has been wired directly to Escrow

Reviewer Comment (2024-10-30): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 5.98 is less than Guideline PITIA months reserves of 12.00.

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file.

Seller Comment (2024-10-30): (Rate Lock) Please see attached the final PCCD showing 0 for the cash to close, also attached the source of XXXX and XXXX.

Reviewer Comment (2024-10-29): EXCEPTION HISTORY - Exception Explanation was updated on 10/2XXXX024 PRIOR Exception Explanation: Calculated PITIA months reserves of 3.53 is less than Guideline PITIA months reserves of 12.00.

Reviewer Comment (2024-10-29): We require source document for the other credit of XXXX00 mentioned on the final closing disclosure. Exception remains.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement with a balance of XXXX + Gift XXXX + Deposit XXXX = XXXX total asset XXXX0 = XXXX / PITI of XXXX = 16.54 months. please review and clear the condition.

Seller Comment (2024-10-29): (Rate Lock) we don't need an exception for the reserves , asset is XXXX more than the requirements, also bank statement for the deposit has been uploaded . please review and clear the condition.

Reviewer Comment (2024-10-29): Lender Exception not provided for reserves.

Seller Comment (2024-10-29): (Rate Lock) Please see attached and kindly advise

Reviewer Comment (2024-10-29): Additional deposit of XXXX on CD is not sourced and borrower does not have sufficient balance to back-out funds from any other bank account. Exception remains.

Seller Comment (2024-10-28): (Rate Lock) As per the attached 1008 , we have XXXX assets which is more than the required 12 months . please review and waive the condition.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The required reserves were not met within the loan file. The guidelines require 12 months reserves for an escrow wavier.	Reviewer Comment (2024-10-31): Document for additional deposit in Post close CD has been received and updated which suffice reserves requirement .Exception cleared

Seller Comment (2024-10-30): (Rate Lock) Please see attached for the XXXX which was in the package , Also please revisit the the wire for the XXXX00 that has been wired directly to Escrow

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement with a balance of XXXX + Gift XXXX + Deposit XXXX = XXXX total asset XXXX0 = XXXX / PITI of XXXX = 16.54 months. please review and clear the condition.

Seller Comment (2024-10-29): (Rate Lock) Please see attached back statement shows the additional XXXX00 and that was in the package.

Reviewer Comment (2024-10-29): Additional deposit of XXXX on CD is not sourced and borrower does not have sufficient balance to back-out funds from any other bank account. Exception remains.

Seller Comment (2024-10-28): (Rate Lock) As per the attached 1008 , we have XXXX assets which is more than the required 12 months . please review and waive the condition.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The required reserves were not met within the loan file. The guidelines require 12 months reserves for an escrow wavier.	Reviewer Comment (2024-10-31): Document for additional deposit in Post close CD has been received and updated which suffice reserves requirement .Exception cleared

Seller Comment (2024-10-30): (Rate Lock) Please see attached for the XXXX which was in the package , Also please revisit the the wire for the XXXX00 that has been wired directly to Escrow

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement with a balance of XXXX + Gift XXXX + Deposit XXXX = XXXX total asset XXXX0 = XXXX / PITI of XXXX = 16.54 months. please review and clear the condition.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement

Reviewer Comment (2024-10-29): Additional deposit of XXXX on CD is not sourced and borrower does not have sufficient balance to back-out funds from any other bank account. Exception remains.

Seller Comment (2024-10-28): (Rate Lock) As per the attached 1008 , we have XXXX assets which is more than the required 12 months . please review and waive the condition.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The required reserves were not met within the loan file. The guidelines require 12 months reserves for an escrow wavier.	Reviewer Comment (2024-10-31): Document for additional deposit in Post close CD has been received and updated which suffice reserves requirement .Exception cleared

Seller Comment (2024-10-30): (Rate Lock) Please see attached for the XXXX which was in the package , Also please revisit the the wire for the XXXX00 that has been wired directly to Escrow

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file. Exception remains

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement with a balance of XXXX + Gift XXXX + Deposit XXXX = XXXX total asset XXXX0 = XXXX / PITI of XXXX = 16.54 months. please review and clear the condition.

Seller Comment (2024-10-28): (Rate Lock) As per the attached 1008 , we have XXXX assets which is more than the required 12 months . please review and waive the condition.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The required reserves were not met within the loan file. The guidelines require 12 months reserves for an escrow wavier.	Reviewer Comment (2024-10-31): Document for additional deposit in Post close CD has been received and updated which suffice reserves requirement .Exception cleared

Seller Comment (2024-10-30): (Rate Lock) Please see attached for the XXXX which was in the package , Also please revisit the the wire for the XXXX00 that has been wired directly to Escrow

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file. Exception remains

Reviewer Comment (2024-10-30): PC CD shows $0 cash to close because funds of XXXX, XXXX, XXXX, XXXX, and XXXX were credited. The loan file only has satisfactorily documented the XXXX and XXXX. The XXXX is dated post close, the account the XXXX originated from did not have a sufficient balance on XXXX5 to support the wire, and there is no evidence of the XXXX credit in the file.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached bank statement with a balance of XXXX + Gift XXXX + Deposit XXXX = XXXX total asset XXXX0 = XXXX / PITI of XXXX = 16.54 months. please review and clear the condition.

Seller Comment (2024-10-29): (Rate Lock) Kindly find attached

Reviewer Comment (2024-10-29): Additional deposit of XXXX on CD is not sourced and borrower does not have sufficient balance to back-out funds from any other bank account. Exception remains.

Seller Comment (2024-10-28): (Rate Lock) As per the attached 1008 , we have XXXX assets which is more than the required 12 months . please review and waive the condition.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 707 is less than Guideline representative FICO score of 720.	Escrow waiver requires a credit score of 720 per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. 41% < 50% allowed	XXXX	Reviewer Comment (2024-11-04): CF Update. Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-29): (Rate Lock) Kindly find attached Reviewer Comment (2024-10-29): Lender Exception request form is missing with compensating factors, Exception remains. Seller Comment (2024-10-28): (Rate Lock) Exception has been requested	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Escrow waiver requires a credit score of 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. 41% < 50% allowed	XXXX	Reviewer Comment (2024-11-04): CF Update. Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-29): (Rate Lock) Please see attached and that still in review will upload the approval ASAP Reviewer Comment (2024-10-29): Lender Exception request form is missing with compensating factors, Exception remains. Seller Comment (2024-10-28): (Rate Lock) Exception has been requested	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Additional deposit received on Post closed CD has been received and updated which is post dated and on same date of revised disbursement date on PCCD				Reviewer Comment (2024-11-04): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions Seller Comment (2024-10-31): (Rate Lock) Signed CD dated XXXX6 , file was funded XXXX8 , and the final PCCD dated XXXX . Please review and clear the condition	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)	Additional deposit received on Post closed CD has been received and updated which is post dated and on same date of revised disbursement date on PCCD. ****Updated XXXX - Also, please provide verification of balance of the source account for the XXXX wire. Documents in file do not support the balance of the wire.				Reviewer Comment (2024-11-04): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions Seller Comment (2024-10-31): (Rate Lock) Signed CD dated XXXX6 , file was funded XXXX8 , and the final PCCD dated XXXX . Please review and clear the condition	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)	Additional deposit received on Post closed CD has been received and updated which is post dated and on same date of revised disbursement date on PCCD. ****Updated XXXX - Also, please provide verification of balance of the source account for the XXXX wire. Documents in file do not support the balance of the wire.	Reviewer Comment (2024-11-04): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions

Reviewer Comment (2024-11-01): The transaction date was XXXX.2024 which is the date that all funds for closing were required to be verified. Please provide evidence the Borrowers' had all funds available as of the transaction date.

Seller Comment (2024-10-31): (Rate Lock) Signed CD dated XXXX6 , file was funded XXXX8 , and the final PCCD dated XXXX . Please review and clear the condition
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Additional deposit received on Post closed CD has been received and updated which is post dated and on same date of revised disbursement date on PCCD				Reviewer Comment (2024-11-04): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide verification of balance of the source account for the XXXX wire. Documents in file do not support a balance of the wire.				Reviewer Comment (2024-11-04): Funds not used for closing or reserves. Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions Seller Comment (2024-11-01): (Rate Lock) Since we have the wire showing the amount I think we don't need anything more . Please review and clear the condition. Seller Comment (2024-11-01): (Rate Lock) The XXXX00 wire is showing this amount came from XXXX XXXX. please review and clear the condition.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.10 is less than Guideline PITIA months reserves of 12.00.	Please provide verification of balance of the source account for the XXXX wire. Documents in file do not support the balance of the wire.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. 41% < 50% allowed	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions

Reviewer Comment (2024-11-01): EXCEPTION HISTORY - Exception Explanation was updated on XXXX024 PRIOR Exception Explanation: Calculated PITIA months reserves of 7.85 is less than Guideline PITIA months reserves of 12.00.

Seller Comment (2024-11-01): (Rate Lock) as per the approval Cert. we have this under XXXX program which is requires 6 Months PITI , please review and waive the condition

Seller Comment (2024-11-01): (Rate Lock) Borrower had $XXXX in XXXX accounts and got a $XXXX gift.  that is cove more than the 12 month of PITI of $XXXX
																			XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110433		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Provide verification of balance of the source account for the XXXX wire. Documents in file do not support the balance of the wire.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. 41% < 50% allowed	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided. Seller Comment (2024-11-04): (Rate Lock) Kindly find attached the updated exception approval, please review and clear the conditions Seller Comment (2024-11-01): (Rate Lock) Since we have the wire showing the amount I think we don't need anything more . Please review and clear the condition. Seller Comment (2024-11-01): (Rate Lock) The XXXX00 wire is showing this amount came from XXXX XXXX. please review and clear the condition.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110599		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain evidence two years self-employment.				Reviewer Comment (2024-11-19): Documentation provided reflects Borrower SE 2 years with current company. Seller Comment (2024-11-11): (Rate Lock) Proof with date provided Reviewer Comment (2024-10-10): Document date missing on provided Business Entity Listing. exception remains Seller Comment (2024-10-09): (Rate Lock) Provided showing XXXX Plaza with a trade name of XXXX which is greater than 2 years.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110599		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXali XXXX Third Party Verification	Evidence of at least two years self-employment history is missing from the loan file.				Reviewer Comment (2024-11-19): Documentation provided reflects Borrower SE 2 years with current company. Seller Comment (2024-11-11): (Rate Lock) Proof with date provided Reviewer Comment (2024-10-10): Document date missing on provided Business Entity Listing. exception remains Seller Comment (2024-10-09): (Rate Lock) Provided showing XXXX Plaza with a trade name of XXXX which is greater than 2 years.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110599		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not document that the Borrower has access to funds for account XXXX that were used for closing/reserves.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 12	XXXX	Reviewer Comment (2024-11-20): Lender Exception with Compensating Factors provided. Seller Comment (2024-11-19): (Rate Lock) Exception provided Reviewer Comment (2024-10-10): As the Account holder is a non-borrowing owner Evidence of access to funds for account required. Exception remains Seller Comment (2024-10-09): (Rate Lock) This is not needed as the account holder is a non-borrowing owner on title.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-10-09): Fraud report is received, Exception cleared. Seller Comment (2024-10-08): XXXX with cleared variances has been provided. Please review document attached. Reviewer Comment (2024-10-08): Provided Fraud Report Variance summary not cleared. - Exception Remains. Seller Comment (2024-10-07): XXXX Repot has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-13): Delivery provided. Seller Comment (2024-10-08): Appraisal Proof of Delivery has been provided. Please review documents attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.96383% or Final Disclosure APR of 7.98100% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 7.96383% or Final Disclosure APR of 7.98100% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-10-13): Delivery provided. Seller Comment (2024-10-08): Loan passed compliance test. Please review Predatory Compliance Test attached (page 2 states "the loan is not subject to higher-priced mortgage loan prohibitions)	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-13): Delivery provided. Seller Comment (2024-10-10): Revised Appraisal XXXX/24 Proof of Delivery has been provided. Please review document attached. Reviewer Comment (2024-10-09): Exception remains, as revised appraisal report dated XXXX was not delivered to the borrower three (3) business days prior to consummation. Seller Comment (2024-10-08): Appraisal Proof of Delivery has been provided. Please review documents attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:8410/XXXX)	The loan file does not contain evidence the Borrower received a copy of the appraisal at least three days prior to closing.				Reviewer Comment (2024-10-09): Appraisal delivery document is received, Exception cleared. Seller Comment (2024-10-08): Appraisal Proof of Delivery has been provided. Please review documents attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:8410/XXXX)	The loan file does not contain evidence the Borrower received a copy of the appraisal at least three days prior to closing.				Reviewer Comment (2024-10-09): Appraisal delivery document is received, Exception cleared. Seller Comment (2024-10-08): Appraisal Proof of Delivery has been provided. Please review documents attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110328		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2024-10-22): Exception Cleared - Received Final 1003 associated the same. Seller Comment (2024-10-21): Please find attached the Final Application. - Since the Borrower did not complete the eclosing, documents were wet signed post-funding XXXX/24	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2024-10-23): Disclosure provided, system cleared. Seller Comment (2024-10-18): Initial Escrow Statement has been provided. Please review document attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110328	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	The final CD was issued XXXX, and the date received has been determined to be XXXX, since there are no signature pages the "mail rule applies", which result in an allowable funding date of XXXX. The CD in file states the loan funded XXXX, prior to the end of the recession expiration. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.	Reviewer Comment (2024-11-04): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form

Seller Comment (2024-10-29): RTC docs and proof of delivery have been provided.

Reviewer Comment (2024-10-23): The CD does not reflect signatures and the "mail rule applies", which result in an allowable funding date of XXXX. The CD in file states the loan funded XXXX, prior to the end of the recession expiration. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

Seller Comment (2024-10-18): The Final CD was provided to borrower electronically. Please review Loan Summary Report attached.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The final CD was issued XXXX, and the date received has been determined to be XXXX, since there are no signature pages the "mail rule applies", which result in an allowable funding date of XXXX. The CD in file states the loan funded XXXX, prior to the end of the recession expiration. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.				Reviewer Comment (2024-11-04): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The final CD was issued XXXX, and the date received has been determined to be XXXX, since there are no signature pages the "mail rule applies", which result in an allowable funding date of XXXX. The CD in file states the loan funded XXXX, prior to the end of the recession expiration. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.				Reviewer Comment (2024-11-04): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110598	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed.	Reviewer Comment (2024-11-14): XXXX received corrected PCCD and LOE.

Seller Comment (2024-11-13): (Rate Lock) Corrected PCCD and LOE provided

Reviewer Comment (2024-11-13): XXXX require Post CD to reflect Non - Escrowed Property costs over year 1 XXXX on page 4 along with LOX. Since the HOA amount of XXXX per month is reflecting on 1004.

Seller Comment (2024-11-12): (Rate Lock) These do not reflect on CD page 4, they are being collected on CD Page 3 under 'Adjustments for items paid by seller in advance'. Please clear

Reviewer Comment (2024-11-12): XXXX received rebuttal. The HOA dues of XXXX/month as per appraisal is not escrowed so, the final CD page #4 should show 10-, 11- or 12-months amount under non-escrowed Property Costs over Year 1. Please provide verification if using an updated amount for HOA dues and Letter of Explanation and Corrected PCCD required to cure.

Seller Comment (2024-11-08): (Rate Lock) Please advise where the CD reflects the HOA amount

Reviewer Comment (2024-10-17): XXXX received rebuttal. The appraisal indicates HOA dues of XXXXmo or XXXX. The acceptable amounts are 10,11, or 12 months. The allowable tolerance for the escrow account fields is $1 for under disclosure and no penalty for over disclosure however the amount cannot exceed 12 months of calculated costs or less than 9 months. Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Seller Comment (2024-10-16): (Rate Lock) Please advise the amount in which escrows are underdisclosed.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110598		XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX.	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX 6 months reserves required for subject property and departing residence as rental income is being used for qualification.				Reviewer Comment (2024-10-16): Exception Cleared - Updated Gift funds correctly in Integrated Disclosure screen as per provided document. Seller Comment (2024-10-12): (Rate Lock) We should have plenty in reserve if the gift funds are counted. If not, please provide calculation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110598		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX. 6 months reserves required for subject property and departing residence as rental income is being used for qualification.				Reviewer Comment (2024-10-16): Exception Cleared - Updated Gift funds correctly in Integrated Disclosure screen as per provided document. Seller Comment (2024-10-12): (Rate Lock) We should have plenty in reserve if the gift funds are counted. If not, please provide calculation.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110598		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX. 6 months reserves required for subject property and departing residence as rental income is being used for qualification.				Reviewer Comment (2024-10-16): Exception Cleared - Updated Gift funds correctly in Integrated Disclosure screen as per provided document. Seller Comment (2024-10-12): (Rate Lock) We should have plenty in reserve if the gift funds are counted. If not, please provide calculation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110598		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX. 6 months reserves required for subject property and departing residence as rental income is being used for qualification.				Reviewer Comment (2024-10-16): Exception Cleared - Updated Gift funds correctly in Integrated Disclosure screen as per provided document. Seller Comment (2024-10-12): (Rate Lock) We should have plenty in reserve if the gift funds are counted. If not, please provide calculation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110598		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX. 6 months reserves required for subject property and departing residence as rental income is being used for qualification.				Reviewer Comment (2024-10-16): Exception Cleared - Updated Gift funds correctly in Integrated Disclosure screen as per provided document. Seller Comment (2024-10-12): (Rate Lock) We should have plenty in reserve if the gift funds are counted. If not, please provide calculation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110342		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Loan policy amount is missing in provided title preliminary document.				Reviewer Comment (2024-10-29): Client elects to Waive per email. Reviewer Comment (2024-10-18): Loan policy amount is missing on preliminary title. Final title not received. Exception remains Seller Comment (2024-10-16): final title policy provided please review	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal delivery document is missing in file.				Reviewer Comment (2024-10-18): Appraisal receipt of delivery received and updated exception cleared Seller Comment (2024-10-16): email appraisal receipt provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110334		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX Provide updated policy reflecting minimum coverage of $XXXX or provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-10-21): Received Replacement cost estimator, Exception Cleared. Seller Comment (2024-10-18): RCE provided please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110483		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved an exception for First time investors - Borrower #1 does not meet minimum tradelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-18): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110483		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence in file that the borrower received a copy of the appraisal.				Reviewer Comment (2024-11-20): Client elects to Waive. Seller Comment (2024-11-13): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110483	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business	Reviewer Comment (2024-11-19): Exception Cleared - Received EIN document which states borrower is sole member of the business owner which considered as 100% ownership.

Seller Comment (2024-11-18): (Rate Lock) As previously provided, the EIN shows sole member. This indicates she owns 100% and is sufficient. Document has been used previously to indicate ownership. Please clear.

Reviewer Comment (2024-11-15): Please provide document which verify the borrower ownership in business, Exception remains.

Seller Comment (2024-11-15): (Rate Lock) EIN shows sole member

Reviewer Comment (2024-11-13): Please provide document which verify the borrower ownership in business, Exception remains.

Seller Comment (2024-11-13): (Rate Lock) EIN shows sole member
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110483	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing verification borrower is minimum 25% owner of business	Reviewer Comment (2024-11-19): Exception Cleared - Received EIN document which states borrower is sole member of the business owner which considered as 100% ownership.

Seller Comment (2024-11-18): (Rate Lock) As previously provided, the EIN shows sole member. This indicates she owns 100% and is sufficient. Document has been used previously to indicate ownership. Please clear.

Reviewer Comment (2024-11-15): Please provide document which verify the borrower ownership in business, Exception remains.

Seller Comment (2024-11-15): (Rate Lock) EIN shows sole member

Reviewer Comment (2024-11-13): Please provide document which verify the borrower ownership in business, Exception remains.

Seller Comment (2024-11-13): (Rate Lock) EIN shows sole member
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110499		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/XXXX)	Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.				Reviewer Comment (2024-10-28): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110499		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-10-28): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110499		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-11-11): Alert addressed on 1008 in file. Seller Comment (2024-11-05): (Rate Lock) 1008 provided showing LSFM alerts not valid	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-07): (Rate Lock) Accept EV2 as is and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-07): (Rate Lock) Accept EV2 as is and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for multiple NSF which does not meet guideline parameters, 3 NSF in last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-11): Operating Agreement document received confirming business ownership for borrowers is more than 20%. Exception cleared Seller Comment (2024-11-07): (Rate Lock) Proof min 25% owner	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-11): Operating Agreement document received confirming business ownership for borrowers is more than 20%. Exception cleared Seller Comment (2024-11-07): (Rate Lock) Proof min 25% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-11): Operating Agreement document received confirming business ownership for borrowers is more than 20%. Exception cleared Seller Comment (2024-11-07): (Rate Lock) Proof min 25% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-11): Operating Agreement document received confirming business ownership for borrowers is more than 20%. Exception cleared Seller Comment (2024-11-07): (Rate Lock) Proof min 25% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110519		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXXi Third Party Verification	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-11): Operating Agreement document received confirming business ownership for borrowers is more than 20%. Exception cleared Seller Comment (2024-11-07): (Rate Lock) Proof min 25% owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110551		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject purchase contract was assigned to the Borrower.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	0x30x24 month housing history. FICO 26 points > the guideline minimum.	XXXX	Reviewer Comment (2024-11-04): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110551		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The credit report fee increased from XXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-11-06): (Rate Lock) This was already applied to the CD signed at closing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110551		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.30. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.30. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-08): XXXX Received Corrected PCCD, LOE and Payment history Seller Comment (2024-11-07): (Rate Lock) PCCD with Cure provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110551		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Spousal Consent form was not located within the loan file.				Reviewer Comment (2024-11-11): Quit claim deed associated for spousal consent form . Exception cleared Seller Comment (2024-11-07): (Rate Lock) QCD provided showing spouse relinquished rights	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110537		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Sufficient cure is required.				Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110624		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	ECOA Receipt of Appraisal Without Waiver				Reviewer Comment (2024-10-09): Waived per client request Seller Comment (2024-10-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110364		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The Right To Receive Appraisal verbiage was located on the Multi-Purpose Disclosure, however, the disclosure was not dated.				Reviewer Comment (2024-10-04): Tracking provided, system cleared. Seller Comment (2024-10-02): Providing XXXX Tracking Details report confirming the Unified Business Purpose Disclosure, that includes ECOA was emailed to borrower within 3 days of application.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110364		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	Title Company Closing Statement was used for fee testing, lender's HUD-1 was not provided.				Reviewer Comment (2024-10-04): Lender acknowledges and elects to waive. Seller Comment (2024-10-02): Elect to waive and close out as a grade 2.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110502		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110502	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception request for adding request for assigned of purchase contract, purchase contract buyer was originally listed as XXXX XXXX or an LLC to be formed, now closing in LLC. Borrower has inconsistent business income and income trend over the last 6 months vs the prior 6 months is down 66%. Looking for exception to allow the use on income for qualifying LOE from borrower on income variability is relate to large contracts that take up to a year to complete as they supply furniture to XXXXbases globally. Sales are high in dollar amount but low in volume/frequency due to business model. Sept XXXX acct history provided does show large deposit came in on XXXX. We cannot use for qualifying, but it does show a large contract that was completed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors.

Seller Comment (2024-11-01): (Rate Lock) The borrower's income is not declining. While there are 2 months without deposits in the business bank account the borrower fully explained that sometimes the contracts they do with the military take a while to complete and be paid out. We recalculated the income based off the most recent 6 months of bank statements which includes the 2 months without deposits. The borrower's income becomes XXXX per month and our DTI is at 9%. The borrower would easily qualify even off this amount so there should be no issue with this loan or the income.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110528		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.					Reviewer Comment (2024-11-04): Waived per client request. Seller Comment (2024-10-30): (Rate Lock) Accept EV2 wish to proceed as is and waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110528	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for subject being on 28 XXXX when max allowable is 20 XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	First Time Investor with a DSCR of 0.907 when 1 is required for loan program.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% on a First Time Investor when the maximum allowed is 75%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	CLTV of 80% on a First Time Investor when the maximum allowed is 75%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has a 30 day mortgage late within the past 24 months. Guidelines state for a First Time Investor, a borrower cannot have any mortgage lates within the past 24 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.93 is less than Guideline PITIA months reserves of 9.00.	Required reserves are 9 months and the calculated reserve amount is 6.93 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110444		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower signed two prepayment addendums one reflecting 12 month prepayment term and one reflecting 60 months.				Reviewer Comment (2024-11-11): PP addendum provided. Seller Comment (2024-11-05): (Rate Lock) Correct PPP provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110575	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The bank statement used for income reflects 6 overdrafts in the past 12 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been on job 5 + years. DTI is at least 10% < the guideline maximum. FICO is > the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110432	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	Please provide the prime plus program matrix that is reflected on the loan approval in file (1008).	Reviewer Comment (2024-10-18): Matrix provided.

Seller Comment (2024-10-18): (Rate Lock) Please see attached , the doc type is P&L, so still Select, but Alt Doc . Please review and advise,

Seller Comment (2024-10-18): (Rate Lock) Please see attached , kindly review and clear the condition.

Reviewer Comment (2024-10-17): Guidelines received however the Matrix remains outstanding. Please provide.

Seller Comment (2024-10-15): (Rate Lock) (Rate Lock) Please find attached copies from XXXXXXXX024 and XXXX/2024 . we should not need a XXXX product matrix.

Seller Comment (2024-10-15): (Rate Lock) Please find attached copies from XXXXXXXX024 and XXXX/2024 .
They should not need a XXXX product matrix.

Reviewer Comment (2024-10-15): 1008 reflects expanded prime plus program matrix was used. Matrix provided only reflects expanded.

Seller Comment (2024-10-11): (Rate Lock) Kindly find attached
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110432		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/0XXXX)					Reviewer Comment (2024-10-17): Received appraisal delivery report, Exception cleared. Seller Comment (2024-10-15): (Rate Lock) Please see attached Reviewer Comment (2024-10-15): Right to Receive Copy of Appraisal document (Doc_ID 0469) is not checked or mark in line for borrower received appraisal document within 3 days prior to consummation or waived. Exception Remains. Seller Comment (2024-10-11): (Rate Lock) Please see attached	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110432		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing an additional month's business bank statement required by guidelines for P&L income as the CPA letter does not state preparing the Borrower's most recent tax returns.				Reviewer Comment (2024-10-17): Received Tax Professional Attestation stating regarding the most recent business tax return preparing, Exception Cleared. Seller Comment (2024-10-15): (Rate Lock) Kindly find XXXX and XXXX Bank statements attached Seller Comment (2024-10-15): (Rate Lock) Please see attached Reviewer Comment (2024-10-15): Please provide additional bank statement for XXXX as we have the XXXX month bank statement so, please provide XXXX or XXXX month bank statement to fulfil the requirement, Exception remains. Seller Comment (2024-10-11): (Rate Lock) Please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: Brigitte XXXX, Credit Report: Original // Borrower: XXXX E XXXX	The loan file is missing the fraud report.				Reviewer Comment (2024-11-13): Received Fraud Report. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) Fraud provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX				Reviewer Comment (2024-11-11): PDI report provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The loan file is missing the fraud report.				Reviewer Comment (2024-11-13): Received Fraud Report. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) Fraud provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lender approved exception for allowing 3 businesses for income qualification when guidelines only allow 2.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for allowing 3 businesses for income qualification when guidelines only allow 2.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110545		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-11): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-26): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Sales Contract Addendum/Counter Offer missing to reflect sales price of $XXXX as shown on final CD.				Reviewer Comment (2024-09-26): Contract addendum provided, exception cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a signed executed 4506-C to obtain W-2 transcripts only as using additional wage income for Borrower.				Reviewer Comment (2024-09-26): 4506 provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a signed executed 4506-C to obtain W-2 transcripts only as using additional wage income for Borrower.				Reviewer Comment (2024-09-26): 4506 provided, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a signed executed 4506-C to obtain W-2 transcripts only as using additional wage income for Borrower.				Reviewer Comment (2024-09-26): 4506 provided, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a signed executed 4506-C to obtain W-2 transcripts only as using additional wage income for Borrower.				Reviewer Comment (2024-09-26): 4506 provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110423		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX 4506-C (2023)	The loan file is missing a signed executed 4506-C to obtain W-2 transcripts only as using additional wage income for Borrower.				Reviewer Comment (2024-09-26): 4506 provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110517		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX				Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-04): (Rate Lock) Please downgrade to EV2 and waive. This was the agreed upon solution Reviewer Comment (2024-11-04): PDI report received no Disaster Declaration End Date established. Remains EV3 but client can downgrade to EV2 and exception waived but not cleared. Seller Comment (2024-10-30): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110517		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110503		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-10-09): Lender acknowledges and elects to waive. Seller Comment (2024-10-04): (Rate Lock) Lender accepts the eV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-10-08): Final provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX XXXX is missing from the loan file.				Reviewer Comment (2024-09-26): Bank statement provided, exception cleared. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX XXXX is missing from the loan file.				Reviewer Comment (2024-09-26): Bank statement provided, exception cleared. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The coverage amount is missing from the Preliminary Title.				Reviewer Comment (2024-09-26): Final title policy provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Guidelines require 24 months Bank statements and there were only 23 within the loan file. XXXX XXXX is missing from the loan file.				Reviewer Comment (2024-09-26): Bank statement provided, exception cleared. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal report three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-26): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX XXXX is missing from the loan file. The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.	Reviewer Comment (2024-10-08): Documentation provided. Cleared.

Seller Comment (2024-10-03): (Rate Lock) Per UW: In addition, we now have the original business purchase agreement, showing purchased solely by borrower.

Reviewer Comment (2024-09-26): Bank statement provided, still missing CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.

Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR.

Also, attached is the corrected bank statement calculation including XXXX.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX,XXXX XXXX Inc/Bank Statements)	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX is missing from the loan file. The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-09-26): Bank statement provided, system cleared. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX is missing from the loan file. The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-08): Documentation provided. Cleared. Reviewer Comment (2024-09-26): Bank statement provided, still missing CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX is missing from the loan file.				Reviewer Comment (2024-10-08): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Appraisal had a price increase to XXXX. The loan file does not contain evidence of a changed circumstance for the Appraisal increase.				Reviewer Comment (2024-10-04): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-09-27): XXXX received COC dated 08/XXXX, however value was over 1M from initial LE only and fee increased on CD dated 0XXXX which is not acceptable. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Guidelines require 24 months Bank statements and there were only 23 within the loan file, XXXX is missing from the loan file. The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification.				Reviewer Comment (2024-10-08): Documentation provided. Cleared. Reviewer Comment (2024-09-26): Bank statement provided, still missing CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not contain a 12 month housing history as required by guidelines.				Reviewer Comment (2024-09-27): Exception cleared. Seller Comment (2024-09-25): (Rate Lock) Loan was underwritten according to XXXXX program; housing history follows AUS findings which did not require VOR. Also, attached is the corrected bank statement calculation including XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-10-08): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110577	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception provided allowing modification in XXXX which is under the 4 year guideline requirement. No mortgage delinquencies in the last 8 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110524		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The minimum tradeline requirements not met. The Borrower is a limited credit user and has past credit paid as agreed. The credit report reflects 1 current active trade with 24+ month history. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110524		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The minimum tradeline requirements not met. The Borrower is a limited credit user and has past credit paid as agreed. The credit report reflects 1 current active trade with 24+ month history. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110558		XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Date/timing issues with the following Closing Disclosure - the Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX. Required correct final Closing Disclosure with correct sign dated.				Reviewer Comment (2024-11-20): Client elects to Waive. Seller Comment (2024-11-19): (Rate Lock) This is an EV2 we wish to proceed by waiving. Reviewer Comment (2024-11-19): Documentation provided is not for the above exception. Seller Comment (2024-11-13): (Rate Lock) Proof appraisal was received by borrower	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110558		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/0XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-11-15): Exception cleared - The appraisal deliver report received for the appraisal and update the clarity. Seller Comment (2024-11-13): (Rate Lock) Proof appraisal was received by borrower	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110558		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.64615% or Final Disclosure APR of 7.67900% is equal to or greater than the threshold of APOR 6.15% + 1.5%, or 7.65000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 7.64615% or Final Disclosure APR of 7.67900% is equal to or greater than the threshold of APOR 6.15% + 1.5%, or 7.65000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-11-15): Exception cleared - The appraisal deliver report received for the appraisal and update the clarity. Seller Comment (2024-11-13): (Rate Lock) Proof appraisal was received by borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110558		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/0XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-11-15): Exception cleared - The appraisal deliver report received for the appraisal and update the clarity. Seller Comment (2024-11-13): (Rate Lock) Proof appraisal was received by borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110369		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Policy is amount is required to mitigate this exception.				Reviewer Comment (2024-10-14): Supplemental report provided, exception cleared. Seller Comment (2024-10-10): Please see attached title supplement	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110369		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is missing.				Reviewer Comment (2024-10-14): 1003 provided, exception cleared. Seller Comment (2024-10-10): See attached initial 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110369		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV is 70% due to 10% LTV reduction for the use of a Gift of Equity.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Lender Exception with Compensating Factors provided. Score of 726 > 700 required.	XXXX	Reviewer Comment (2024-10-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110369		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum CLTV is 70% due to 10% CLTV reduction for the use of a Gift of Equity.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Lender Exception with Compensating Factors provided. Score of 726 > 700 required.	XXXX	Reviewer Comment (2024-10-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110459		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Ave, XXXXXXXX Statement	Closing Disclosure / Mortgage statement missing for new XXXX loan as reflected on the final signed and dated 1003.				Reviewer Comment (2024-10-09): Received mortgage statement for the property "XXXX Ave". Exception cleared. Seller Comment (2024-10-08): (Rate Lock) REO docs provided for 317	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110459		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit report in file is over 90 days old. Credit report is dated XXXX. Funding date is XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110440		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 700 is less than Guideline representative FICO score of 720.	Borrower's FICO score of 700 is less than the 720 required when escrows are waived.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110540		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2024-10-18): Client elects to Waive. Seller Comment (2024-10-12): (Rate Lock) Accept the EV2 as is and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110540		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110540		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-11-12): 1008 reflects comments for XXXX no match, exception cleared. Seller Comment (2024-11-06): (Rate Lock) 1008 showing UW confirmed not a mtch Reviewer Comment (2024-10-18): No documentation uploaded to clear this condition. Please provide evidence of review or searches on items. Seller Comment (2024-10-16): (Rate Lock) UW confirmed the LSFM via XXXX not a match for the LO.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110547		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX XXXX XXXX					Reviewer Comment (2024-10-09): Passport document received - Exception Cleared Seller Comment (2024-10-08): (Rate Lock) Docs provided show XXXX is a citizen	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110547		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing a copy of Permanent Resident Card for borrower, copies of front and back of the card required.				Reviewer Comment (2024-10-09): Passport document received - Exception Cleared Seller Comment (2024-10-08): (Rate Lock) Docs provided show XXXX is a citizen	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110646		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception for vesting in LLC with layered entities. The members of the LLC are a trust. Borrower wishes to hold title in XXXX XXXX LLC, borrowers are managers of the LLC while their individual trust are the members, both borrowers are the trustees of the trust that owns the LLC	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110497	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX	Reviewer Comment (2024-11-19): 1008 provided reflecting fraud review.

Seller Comment (2024-11-10): (Rate Lock) 1008 provided

Reviewer Comment (2024-10-24): Received documentation for third party high alert. Please provide documentation for review of  fraud risk score and occupancy alerts.

Seller Comment (2024-10-22): (Rate Lock) UW reviewed and provided the attached LOE. Please waive.

Reviewer Comment (2024-10-18): No documentation uploaded to clear this condition. Please provide evidence of review or searches on items.

Seller Comment (2024-10-13): (Rate Lock) UW confirmed it was a false positive for the HOI company.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110452		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower has increasing income over 200% (mainly from 1 LLC in most recent months)	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. 39% DTI	XXXX	Reviewer Comment (2024-10-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110452		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower having no housing history (living rent free)(did have a mtg from XXXX) and limited active tradelines - has had previous installment and revolving credit.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. 39% DTI	XXXX	Reviewer Comment (2024-10-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110620		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Ave, XXXXXXXX Statement	The loan file is missing a mortgage statement for XXXX to verify all property charges are included in the payment.				Reviewer Comment (2024-10-10): Mortgage Statement provided and updated exception cleared Seller Comment (2024-10-09): (Rate Lock) Mortgage statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110572		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-31): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-10-30): (Rate Lock) ALL IN	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110572		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception use of EAD card only (no visa provided), with category CO8 asylum applicant pending). Borrower has lived and worked in US for 2+ years. Exp of EAD is XXXX. Evidence of renewal is on EAD, as it was issuedXXXX	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 752 FICO 0X30X24 housing history.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110392		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Preliminary in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Preliminary in file.				Reviewer Comment (2024-10-28): Supplemental report provided, exception cleared. Seller Comment (2024-10-25): attached	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110392		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Missing Final HUD-1. Closing Statement in file is only an Estimated Borrower's Settlement Statement.				Reviewer Comment (2024-11-07): Final provided. Seller Comment (2024-11-01): attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Investment	Purchase		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110392	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception too allow 1099 to be issued to borrower's LLC vs in borrower name as required per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110392		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Disclosure not located in file.				Reviewer Comment (2024-10-28): Disclosure provided, system cleared. Seller Comment (2024-10-25): attached	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110392		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-08): Accept finding. Please clr Reviewer Comment (2024-11-07): Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Investment	Purchase		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110374		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	XXXX Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.				Reviewer Comment (2024-10-11): Lender acknowledged and elects to waive. Seller Comment (2024-10-08): Please waive and clear.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110374	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Property has 17.73 XXXX which is > max of 10 XXXX per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. DTI is is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110374		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110374		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2024-11-11): Fraud Report provided and updated Exception cleared Seller Comment (2024-11-07): Please see attached XXXX report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-11-05): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a flip that was purchased by the seller 120 days from the date. Guidelines indicate it must be over 180 days.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in the same industry for 5+ years. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors. Seller Comment (2024-11-08): Please clarify what information is required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-11-11): Fraud Report provided and updated Exception cleared Seller Comment (2024-11-07): Please see attached XXXX report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a cash flow analysis for the use of business funds to reflect no negative impact to the business as required by guidelines.				Reviewer Comment (2024-11-11): Cash Flow analysis provided and updated exception cleared Seller Comment (2024-11-07): Please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-11): Cash Flow analysis provided and updated exception cleared Seller Comment (2024-11-07): Please see attached cash flow analysis	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-11-11): Cash Flow analysis provided and updated exception cleared Seller Comment (2024-11-07): Please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-11-11): Cash Flow analysis provided and updated exception cleared Seller Comment (2024-11-07): Please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2024-11-11): Cash Flow analysis provided and updated exception cleared Seller Comment (2024-11-07): Please see attached cash flow analysis	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $926.00 exceeds tolerance of $XXXX plus 10% or $XXXX.10. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $926.00 exceeds tolerance of $XXXX plus 10% or $XXXX or no cure was provided to the borrower.				Reviewer Comment (2024-11-11): XXXX received rebuttal suffice Seller Comment (2024-11-08): Loan passed the TRID 10% Test, no violation found. Please review Predatory Compliance Test and Final CD attached.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110354		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The appraisal re-inspection fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-11): Sufficient cure provided at closing. Seller Comment (2024-11-08): A Lender Cure Credit was provided back to the borrower at closing for the Additional Appraisal fee amount of XXXX. Please see attached Final CD and Predatory Compliance Test attached.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110578		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2024-10-11): Received article of organization stating that borrower is the one and only organizer of the business, Exception cleared. Seller Comment (2024-10-08): (Rate Lock) Proof the borrower was the only organizer of the company and no one else	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110578		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2024-10-11): Received article of organization stating that borrower is the one and only organizer of the business, Exception cleared. Seller Comment (2024-10-08): (Rate Lock) Proof the borrower was the only organizer of the company and no one else	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110578		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2024-10-11): Received article of organization stating that borrower is the one and only organizer of the business, Exception cleared. Seller Comment (2024-10-08): (Rate Lock) Proof the borrower was the only organizer of the company and no one else	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110578		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2024-10-11): Received article of organization stating that borrower is the one and only organizer of the business, Exception cleared. Seller Comment (2024-10-08): (Rate Lock) Proof the borrower was the only organizer of the company and no one else	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110437	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file has a POA used for signing and the vesting is in a trust which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job of 5+ years. Residual income is > XXXX. Reserves exceed guidelines by at least 4 months. DTI below max by 5% or greater. FICO exceeds guidelines by 20 points or greater.	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110574		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not a WVOE as Borrower has varying types of pay to determine base pay/hours used for qualification.				Reviewer Comment (2024-10-17): WVOE is not required. Exception cleared Seller Comment (2024-10-12): (Rate Lock) Using average of borrowers YTD 2024 and 2023 base earnings. Overtime not considered in income calculation. A WVOE is not required in the guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110542		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2024-10-31): Client elects to waive Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Third Party Verification in file (internet search) does not have the name/title of employee who obtained the information as required by guidelines.				Reviewer Comment (2024-10-21): Documentation provided, system cleared. Seller Comment (2024-10-15): see attached in trailing docs	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX	Third Party Verification in file (internet search) does not have the name/title of employee who obtained the information as required by guidelines.				Reviewer Comment (2024-10-21): Documentation provided, system cleared. Seller Comment (2024-10-15): see attached in trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third Party Verification/CPA Letter not provided for existence of business				Reviewer Comment (2024-10-21): Documentation provided, system cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third Party Verification in file (internet search) does not have the name/title of employee who obtained the information as required by guidelines.				Reviewer Comment (2024-10-21): Document provided, exception cleared. Seller Comment (2024-10-15): see attached in trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third Party Verification in file (internet search) does not have the name/title of employee who obtained the information as required by guidelines.				Reviewer Comment (2024-10-21): Document provided, system cleared. Seller Comment (2024-10-15): see attached in trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110367		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Third Party Verification in file (internet search) does not have the name/title of employee who obtained the information as required by guidelines.				Reviewer Comment (2024-10-21): Document provided, system cleared. Seller Comment (2024-10-15): Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Final HUD-1 Missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Initial "Right to Receive a Copy" appraisal disclosure missing in file				Reviewer Comment (2024-10-21): Disclosure uploaded, system cleared. Seller Comment (2024-10-15): Unified Business Purpose Disclosure Seller Comment (2024-10-15): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Rec copy of Appraisal. Copy of this disclosure emailed to borrower and XXXX Disclosure Tracking Details report confirming this was emailed to borrower day after application.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final HUD-1 missing in file				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Reviewer Comment (2024-10-21): Regraded to EV2-B based on loan being an investment property exempt from all federal, state and local high-cost testing. Reviewer Comment (2024-10-21): Grade 3 exception, exception remains. Seller Comment (2024-10-15): Providing Final Settlement Statement and elect to waive EV2 informational only, for not using a HUD.	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110376		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	Cash-out exceeds guideline max of XXXX for loan with an LTV above 60%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points. Perfect mortgage history for all mortgages.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): Approved credit exception for cash out dollar amount.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110377		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Ct, XXXXXXXX HOA Verification	File is missing verification of HOA for property XXXX.				Reviewer Comment (2024-10-11): HOA verification provided, exception cleared. Seller Comment (2024-10-08): HOA statement for verification	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110377	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	No evidence in file of borrower receipt of Right to Receive a Copy of appraisal disclosure within three (3) business days of application.	Reviewer Comment (2024-10-25): Disclosure provided, system cleared.

Reviewer Comment (2024-10-21): 1003 provided does not reflect a date, exception remains.

Seller Comment (2024-10-15): Initial 1003

Reviewer Comment (2024-10-11): Tracking received. Exception remains as we need the initial application.

Seller Comment (2024-10-08): Tracking

Seller Comment (2024-10-08): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Rec copy of appraisal. Providing copy of this disclosure emailed to borrower and XXXX Tracking Details Report confirming it was emailed to borrower within 3 days of application.
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110377	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final HUD is missing.	Reviewer Comment (2024-10-22): Lender acknowledges and elects to waive.

Reviewer Comment (2024-10-21): Regraded to EV2-B based on loan being an investment loan exempt from federal, state and local compliance testing.

Reviewer Comment (2024-10-21): The exception is a grade 3. Exception remains.

Seller Comment (2024-10-15): We will accept the grade 2 and close out.

Reviewer Comment (2024-10-11): Closing statement provided and not the final HUD 1. Exception remains.

Seller Comment (2024-10-08): Final Settlement Statement signed at closing, if this goes to an EV2 informational only, we will accept and close out as a grade 2.
																			XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110377		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB270 Prepayment Penalty Test 2009 Investment Test	XXXX SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.					Reviewer Comment (2024-10-11): Lender acknowledges and elects to waive. Seller Comment (2024-10-08): Elect to waive and accept EV2 to close out	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110377	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003	Reviewer Comment (2024-10-25): Lender acknowledges and elects to waive.

Seller Comment (2024-10-25): We elect to waive this grade 2 exception and close out.

Reviewer Comment (2024-10-25): Requirement for signed 1003 is client specific, we are verifying with the client that unsigned 1003 and Disclosure Summary is satisfactory.

Reviewer Comment (2024-10-25): Document provided, exception cleared.

Reviewer Comment (2024-10-21): 1003 provided does not reflect a date, exception remains.

Seller Comment (2024-10-15): Initial 1003

Reviewer Comment (2024-10-11): Please provide copy of the initial 1003 as disclosure reflects when the 1003 was sent to borrower not when the application was taken.

Seller Comment (2024-10-08): Initial 1003 tracking

Seller Comment (2024-10-08): This is a business purpose loan on an investment property, borrower signed final 1003. Proving copy of initial 1003 and XXXX Tracking Details Report confirming date emailed, received and reviewed by borrower.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110522	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is a first time investor and the required 5% LTV reduction per guidelines was not reflected (max 75%).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110522		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The Appraisal report reflects the City as XXXX and the Note reflects Los Angeles.				Reviewer Comment (2024-11-20): Update provided. Cleared. Seller Comment (2024-11-13): (Rate Lock) App provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110522		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note.				Reviewer Comment (2024-11-19): Received corrected insurance document, Exception cleared. Seller Comment (2024-11-18): (Rate Lock) corrected HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110522		XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match the Note.				Reviewer Comment (2024-11-12): Corrected flood cert provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110447		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains two signed prepayment penalty addendums by the Borrower with conflicting terms. One reflects 12 months and one reflects 36 months.				Reviewer Comment (2024-11-11): Provided 36 month pre pay addendum, exception cleared. Seller Comment (2024-11-04): (Rate Lock) Provided Reviewer Comment (2024-11-04): Please provide correct PPP Addendum.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of borrowers' self employment greater than 120 days prior to the Note Date.				Reviewer Comment (2024-10-29): Documents received, system cleared. Seller Comment (2024-10-25): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due to Verification of borrowers' self employment greater than 120 days prior to the Note Date.				Reviewer Comment (2024-10-29): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies due to Verification of borrowers' self employment greater than 120 days prior to the Note Date.				Reviewer Comment (2024-10-29): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verification of borrowers' self employment greater than 120 days prior to the Note Date.				Reviewer Comment (2024-10-29): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-30): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $995.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-30): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-04): See attached Post Disaster Report	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110389		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-07): PDI provided pre end date Seller Comment (2024-11-06): The disaster inspection report provided is sufficient. The disaster XXXX was dated XXXX1/24 and the inspection report is dated XXXXXXXX. If end date has not been met, then close out as level 2.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110358	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower does not meet the guideline requirement for trade lines of 3 tradelines reporting for 12 months and 2 of the 3 tradelines must have been active in the last 12 months.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Lender Exception with Compensating Factors provided. 39% DTI	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.

Seller Comment (2024-10-16): DTI > 43%

Seller Comment (2024-10-16): Please also be sure to credit bwr with XXXX appraisal fee POC.

Seller Comment (2024-10-16): Borrower only needed $XXXX to close leaving 6.35 months reserves.  Only 3 months required.

Reviewer Comment (2024-10-11): Please provide additional compensating factors for consideration of downgrading/waiving exception as lender exception in file.

Seller Comment (2024-10-07): please waive to 2 lender accepts the 2

Reviewer Comment (2024-10-04): Lender exception in file but one of the comp fators is 20 moonths reserves and only 3.93 months verified.  Final 1003 statedXXXX acct XXXX had a balance of $77,626.47 but most recent verified balance was $61,777.53 which included EMD of $12,500.00 be deducted from previous month balance.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110358		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial application is not signed and dated				Reviewer Comment (2024-10-11): Lender acknowledged and elects to waive. Seller Comment (2024-10-07): Please waive XXXX accepts 2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110358		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 699 is less than Guideline representative FICO score of 700.	Score of 700 required for 80% LTV.	Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Lender Exception with Compensating Factors provided. 39% DTI	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-07): (Rate Lock) lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to insufficient asset documentation. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. System cleared. Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided Seller Comment (2024-11-07): (Rate Lock) CFA provided showing no impact determined by UW	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		One month bank statement provided in file whereas guidelines require 2 months.				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Reviewer Comment (2024-11-11): Require Letter of explanation confirming that XXXX XXXX account number XXXX is newly opened. Exception remains Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided Seller Comment (2024-11-07): (Rate Lock) CFA provided showing no impact determined by UW	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months.				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Reviewer Comment (2024-11-11): Require Letter of explanation confirming that XXXX XXXX account number XXXX is newly opened. Exception remains Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months.				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Reviewer Comment (2024-11-11): Require Letter of explanation confirming that XXXX XXXX account number XXXX is newly opened. Exception remains Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months.				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Reviewer Comment (2024-11-11): Require Letter of explanation confirming that XXXX XXXX account number XXXX is newly opened. Exception remains Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months.				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Reviewer Comment (2024-11-11): Require Letter of explanation confirming that XXXX XXXX account number XXXX, XXXX, XXXX and XXXX is newly opened. Exception remains Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. System cleared. Seller Comment (2024-11-07): (Rate Lock) 2+ month statements provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	One month bank statement provided in file from XXXX XXXX whereas guidelines require 2 months. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. System cleared. Seller Comment (2024-11-07): (Rate Lock) CFA provided showing no impact determined by UW	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110484		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-11-12): Bank statement provided and approval reflects cash flow analysis considered for business funds. Seller Comment (2024-11-07): (Rate Lock) lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110489		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in the file did not disclose the title insurance coverage amount.				Reviewer Comment (2024-11-04): Waived per client request. Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110489		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approved allowing closing/vesting in an LLC when the borrower owns 40.48%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110489		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Deed of Trust was not singed as an authorized signer of LLC.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110489		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Escrows waived	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110521		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Signature lines on signed closing documents do not list 'as authorized signor' but there are 2 signature lines indicating borrower signed as individual and on behalf of the company.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110410		XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-10-04): Lower value used for qualification.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110410		XXXX	XXXX	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Secondary valuation via Desk Review or Field Review does not support the value used to qualify.		Secondary valuation via Desk Review or Field Review does not support the value used to qualify.				Reviewer Comment (2024-10-04): Lower value used for qualification.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110410		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The AUS in file requires mortgage payment history for XXXX LLC.				Reviewer Comment (2024-10-04): Payment history provided, cleared. Seller Comment (2024-10-01): (Rate Lock) Per UW: Note attached, along with XXXX to XXXX payment proof. Each item is labeled to support what it represents.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110410		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-04): Evidence of delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110410	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-11): Client elects to Waive.

Seller Comment (2024-10-11): (Rate Lock) Yes, we would like to proceed.

Reviewer Comment (2024-10-08): We can down grade this exception to a 2 and waive it. Would you like to proceed in this fashion?

Seller Comment (2024-10-07): (Rate Lock) As per the vendor: The FEMA documentation date cannot be edited in this form. However, vendor can include commentary. Please let us know how exactly you would like us to proceed or if we may close this revision.

Reviewer Comment (2024-10-04): Disaster inspection received post declaration date however event does not have an end date. Exception can be downgraded, waived as an EV2 or inspection can be updated after end date for EV1.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110410		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-28): HURRICANE XXXX Disaster Declaration Date: XXXX Reviewer Comment (2024-10-28): Waived at client's request. Reviewer Comment (2024-10-28): Clear PDI provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-09): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.63 is less than Guideline PITIA months reserves of 6.00.					Reviewer Comment (2024-10-17): correct approval provided, exception cleared. Reviewer Comment (2024-10-09): 1008 in file states it is UW to XXXX NonQM, not Express. Provide Approval reflecting correct program. Seller Comment (2024-10-03): (Rate Lock) UW: Loan underwritten to XXXXX, follows AUS for reserves. AUS attached confirms no reserves required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 0.63 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-17): correct approval provided, system cleared. Reviewer Comment (2024-10-09): 1008 in file states it is UW to XXXX NonQM, not Express. Provide Approval reflecting correct program. Seller Comment (2024-10-03): (Rate Lock) UW: Loan underwritten to XXXXX, follows AUS for reserves. AUS attached confirms no reserves required.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 0.63 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-17): correct approval provided, system cleared. Reviewer Comment (2024-10-09): 1008 in file states it is UW to XXXX NonQM, not Express. Provide Approval reflecting correct program. Seller Comment (2024-10-03): (Rate Lock) UW: Loan underwritten to XXXXX, follows AUS for reserves. AUS attached confirms no reserves required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 0.63 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-17): correct approval provided, system cleared. Reviewer Comment (2024-10-09): 1008 in file states it is UW to XXXX NonQM, not Express. Provide Approval reflecting correct program. Seller Comment (2024-10-03): (Rate Lock) UW: Loan underwritten to XXXXX, follows AUS for reserves. AUS attached confirms no reserves required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 0.63 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-10-17): correct approval provided, exception cleared. Reviewer Comment (2024-10-09): 1008 in file states it is UW to XXXX NonQM, not Express. Provide Approval reflecting correct program. Seller Comment (2024-10-03): (Rate Lock) UW: Loan underwritten to XXXXX, follows AUS for reserves. AUS attached confirms no reserves required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110416		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-23): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110544		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (2024-11-19): Lender acknowledges and elects to waive. Seller Comment (2024-11-12): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110544	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Final Lender Credit Fee increased from -XXXX to $-XXXX a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-11-14): XXXX received rebuttal suffice.

Seller Comment (2024-11-13): (Rate Lock) As noted per the COC, "Change loan from XXXX. Rebate is too high as currently." If you add the LPC + the credits it equals the total credits from the CD on XXXX5. This is valid and no cure is needed.

Reviewer Comment (2024-11-13): XXXX received COC dated XXXX, however we require additional information to specify why the pricing updated. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-11-12): (Rate Lock) CIC provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110645		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 31 overdraft in the last 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXAve, XXXXXXXX Insurance Verification	The loan file is missing Insurance verification for property XXXXAve.				Reviewer Comment (2024-11-20): Provided. Seller Comment (2024-11-19): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower 2 does not meet tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 20+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing evidence of hazard insurance for REO XXXXAve.				Reviewer Comment (2024-11-20): Documentation provided. System Cleared. Seller Comment (2024-11-19): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing evidence of hazard insurance for REO XXXXAve.				Reviewer Comment (2024-11-20): Documentation provided. System Cleared. Seller Comment (2024-11-19): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing evidence of hazard insurance for REO XXXXAve.				Reviewer Comment (2024-11-20): Documentation provided. System Cleared. Seller Comment (2024-11-19): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing evidence of hazard insurance for REO XXXXAve.				Reviewer Comment (2024-11-20): Documents provided. Seller Comment (2024-11-19): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110529		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower 2 does not meet tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 20+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110360		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				Reviewer Comment (2024-10-15): Exception cleared as policy reflects replacement costs as required by guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110360		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 69.30693% exceeds Guideline loan to value percentage of 65.00000%.	Maximum loan amount for for cash out refinance with credit score 680-699 and loan amount of XXXX is 65%. Subject LTV is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	0x30x24 housing history. Borrower's Experience/Track Record. The borrower has > two Years of Experience.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): attached Seller Comment (2024-10-15): attached credit exp Reviewer Comment (2024-10-14): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110360		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 69.30693% exceeds Guideline combined loan to value percentage of 65.00000%.	Maximum loan amount for for cash out refinance with credit score 680-699 and loan amount of XXXX is 65%. Subject LTV is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	0x30x24 housing history. Borrower's Experience/Track Record. The borrower has > two Years of Experience.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): attached Reviewer Comment (2024-10-14): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110478		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Departure home income was based off of 1007 at 75% alone without lease and proof of 1st and security deposits as required by guidelines-- borrower currently has multiple rental properties.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110478		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-11-04): XXXX Received Valid COC. Seller Comment (2024-11-01): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110504		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's business has not been operating for the required two years per guidelines. The Business began operations on XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves > 12 months. DTI is at least 5% below the guideline maximum.	XXXX	Reviewer Comment (2024-10-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110504		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The mortgage modification on the current primary dated XXXX as a HUD partial claim does not meet the 4 year seasoning requirement per guidelines. The property is a pending sale.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves > 12 months. DTI is at least 5% below the guideline maximum.	XXXX	Reviewer Comment (2024-10-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110527		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-10-17): Lender acknowledges and elects to waive. Seller Comment (2024-10-12): (Rate Lock) Accept the EV2 and wish to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXXe XXXX, Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-11-13): Received Fraud Report. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) fraud provided Reviewer Comment (2024-11-12): Provide Fraud report to clear Exception. Only 1008 reflecting in file. Exception remains. Seller Comment (2024-11-10): (Rate Lock) fraud and 1008 addressing alerts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-11-13): Received Fraud Report. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) fraud provided Reviewer Comment (2024-11-12): Provide Fraud report to clear Exception. Only 1008 reflecting in file. Exception remains. Seller Comment (2024-11-10): (Rate Lock) fraud and 1008 addressing alerts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Business account for XXXX Accounting PC has 2 NSFs and 13 overdrafts in the last 18 months and Business account for XXXX, Inc. Has 2 NSFs and 60 overdrafts in the last 19 months. VOR for previous housing was not provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 84.99998% exceeds Guideline loan to value percentage of 80.00000%.	LTV exceeds maximum allowable of 80%, co-borrower living rent for past 2 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 84.99998% exceeds Guideline combined loan to value percentage of 80.00000%.	CLTV exceeds maximum allowable of 80%, co-borrower living rent for past 2 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing VOR for previous housing and multiple NSFs on the business bank statements.				Reviewer Comment (2024-10-30): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110526		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan is showing multiple NSFs on the business bank statements and missing VOR for previous housing.				Reviewer Comment (2024-10-30): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110526		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is showing multiple NSFs on the business bank statements and missing VOR for previous housing.				Reviewer Comment (2024-10-30): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110548		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	Cash-out exceeds guideline maximum of XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. Fico exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors. Seller Comment (2024-11-13): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110548		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-14): CPA Letter provided and updated Exception cleared Seller Comment (2024-11-13): (Rate Lock) CPA letter showing 100% provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110548		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-11-14): CPA Letter provided and updated Exception cleared Seller Comment (2024-11-13): (Rate Lock) CPA letter showing 100% provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Requested: for First time homebuyer DTI cannot exceed 45% (DTI on file is 49.492%). Bwr is only 60% owner of business so DTI has increased to 49.492% from 33%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	PDI report associated and updated.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-01): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX				Reviewer Comment (2024-11-08): XXXX received LOE and DTI change approval snip dated XXXX for change in pricing. Seller Comment (2024-11-07): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	Lender exception approving LTV exceeding 85% which is guideline requirement for condos.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 85.00000%.	Lender exception approving LTV exceeding 85% which is guideline requirement for condos.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file requesting approval for 100% use of business funds when borrower only owns 60% of the business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-11-01): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.17758% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender Exception approved in file allowing DTI exceeding 45% which is guideline requirement for first time homebuyer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.55871% exceeds Guideline total debt ratio of 45.00000%.	Lender Exception Requested: for First time homebuyer DTI cannot exceed 45% (DTI on file is 49.492%). Bwr is only 60% owner of business so DTI has increased to 49.492% from 33%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to DTI exceeding guidelines				Reviewer Comment (2024-11-01): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a condo; Blanket policy for HOA missing.				Reviewer Comment (2024-11-12): Blanket policy provided, exception cleared. Seller Comment (2024-11-07): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110494		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-12): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110372		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The loan file is missing a copy of the Right To Receive Appraisal Disclosure.				Reviewer Comment (2024-10-10): Disclosure provided, system cleared. Seller Comment (2024-10-04): Dicslosure Seller Comment (2024-10-04): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Rec copy of Appraisal, providing a copy of this disclosure. Providing XXXX Disclosure Tracking Details report confirming this disclosure was emailed to borrower day after application.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110372		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-10-10): Lender acknowledges and elects to waive. Seller Comment (2024-10-04): Elect to waive and accept grade 2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Circle, XXXXXXXX Tax Verification	Tax verification document is missing in file for property as "XXXX Circle".				Reviewer Comment (2024-11-18): Tax Verification document received and associated. Exception Cleared. Seller Comment (2024-11-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	"Declined" or "Lender does not offer" check box is not checked for "will not have an escrow account because" in page 4 of Final CD.				Reviewer Comment (2024-11-18): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-11-15): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Evidence of the Spousal Consent is missing from the loan file.				Reviewer Comment (2024-11-18): Spousal Disclaimer document received in file and associated. Exception Cleared. Seller Comment (2024-11-15): (Rate Lock) deed provided reXXXX spouse of rights Seller Comment (2024-11-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Evidence of property tax on Second Home is missing from the loan file.				Reviewer Comment (2024-11-18): Tax Verification document received and associated. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Evidence of property tax on Second Home is missing from the loan file.				Reviewer Comment (2024-11-18): Tax Verification document received and associated. Exception Cleared. Seller Comment (2024-11-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Evidence of property tax on Second Home is missing from the loan file.				Reviewer Comment (2024-11-18): Tax Verification document received and associated. Exception Cleared. Seller Comment (2024-11-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110573		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Evidence of property tax on Second Home is missing from the loan file.				Reviewer Comment (2024-11-18): Tax Verification document received and associated. Exception Cleared. Seller Comment (2024-11-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110564		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for having 11 overdrafts in the previous 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to the DTI exceeding the guideline max of 50%.				Reviewer Comment (2024-11-20): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.45909% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds the guideline max of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. 683 > 660 required. 0 x 30 x 12 75% < 80% allowed.	XXXX	Reviewer Comment (2024-11-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-11-20): Client elects to Waive. Seller Comment (2024-11-19): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110482		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.45909% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the guideline max of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. 683 > 660 required. 0 x 30 x 12 75% < 80% allowed.	XXXX	Reviewer Comment (2024-11-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds the guideline max of 50%.				Reviewer Comment (2024-11-20): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-11-13): (Rate Lock) Please advise how you go to this DTI, as our system reflects lower.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110446		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower 2 does not meet minimum tradeline requirements. 1 tradeline within 12 months activity reviewed 74 months. All other tradelines are either less than 12 months reviewed or over 12 months from last activity. Guidelines require 3 reporting for 12 months, 2 for 14 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110361		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX XXXX XXXX	The loan file is missing a copy of the Borrower's unexpired permanent resident alien card.				Reviewer Comment (2024-11-04): Authorization provided. Seller Comment (2024-10-28): The I797 renewal was in the attachment with the EAD card, this has been accepted in the past. Please escalate your review. thank you Reviewer Comment (2024-10-28): The provided EAD card was not current at time of closing as required by guidelines. Seller Comment (2024-10-24): EAD docs Seller Comment (2024-10-24): Borrower is a Non-Permanent Resident with a EAD visa, (not a permanent resident/green card) . Providing corrected 1003, borrower wet initialed correction and EAD docs.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110361		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX				Reviewer Comment (2024-10-17): PDI report provided, exception cleared. Seller Comment (2024-10-15): FEMA inspection	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110361		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The loan file is missing a copy of the Borrower's unexpired permanent resident alien card.				Reviewer Comment (2024-11-04): Authorization provided. Seller Comment (2024-10-29): The I797 renewal was in the attachment with the EAD card, this has been accepted in the past. Please escalate your review. thank you Reviewer Comment (2024-10-28): The Borrower's EAD card was not current at the time of the Note date as required by guidelines. Seller Comment (2024-10-24): EAD docs Seller Comment (2024-10-24): Borrower is a Non-Permanent Resident with a EAD visa, (not a permanent resident/green card) . Providing corrected 1003, borrower wet initialed correction and EAD docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110361		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower was 2x30x6 on current mortgage on XXXX. Guidelines state 0x30x6 and 1x30x12.	Borrower's Experience/Track Record Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Borrower has 3 years of investment property management experience. Borrower's FICO is 744 vs guideline minimum of 720. DSCR of 1.48 is > the guideline minimum of 1.00	XXXX	Reviewer Comment (2024-10-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110361		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The gift funds of XXXX were wired to the title agent but are not reflected on the final closing statement.				Reviewer Comment (2024-10-17): Settlement statement provided reflecting gift funds, exception cleared. Seller Comment (2024-10-10): Title corrected the Final Settlement statement to include the gift of XXXX. Stamped certified and signed by title.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110556		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-11-20): Delivery provided. Seller Comment (2024-11-19): (Rate Lock) Per LOG "Documents have been received by designated recipient(s). Recipient Type(s): Borrower, Email Address(es): XXXXXXXX " and reflects on XXXX. Seller Comment (2024-11-14): (Rate Lock) Proof app was received 3 days prior to close	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110556		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.54465% or Final Disclosure APR of 7.65300% is equal to or greater than the threshold of APOR 6.10% + 1.5%, or 7.60000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-11-20): Delivery provided. Seller Comment (2024-11-19): (Rate Lock) Per LOG "Documents have been received by designated recipient(s). Recipient Type(s): Borrower, Email Address(es): XXXXXXXX " and reflects on XXXX. Seller Comment (2024-11-14): (Rate Lock) Proof app was received 3 days prior to close	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110556		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-11-20): Delivery provided. Seller Comment (2024-11-19): (Rate Lock) Per LOG "Documents have been received by designated recipient(s). Recipient Type(s): Borrower, Email Address(es): XXXXXXXX " and reflects on XXXX. Reviewer Comment (2024-11-15): Proof of appraisal delivery not received exception remains. Seller Comment (2024-11-14): (Rate Lock) Proof app was received 3 days prior to close	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110556		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX XXXX	Lender Approved Exception to allow a credit report that expired on XXXX.	Borrower has verified disposable income of at least XXXX.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110556		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX. Inspection XXXX.	XXXX	Reviewer Comment (2024-11-20): End date declared. Inspection post disaster, pre-end date. Client elected to downgrade and waive.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110553	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-31): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110431		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception noted in file for 3 months reserves after closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 45% DTI with 50% maximum.	XXXX	Reviewer Comment (2024-10-31): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110428		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy is missing.				Reviewer Comment (2024-10-24): Provided Hazard Insurance Policy. Updated insurance screen. Exception cleared. Seller Comment (2024-10-23): HOI	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350110428		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final signed and dated HUD/CD is missing.				Reviewer Comment (2024-10-24): Provided executed final closing statement. Updated transaction details on investment product screen, Exception cleared. Seller Comment (2024-10-23): final settlement stmt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350110429		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX3 is greater than Guideline total cash-out of XXXX.00.	Lender approved exception at origination for cash-out proceeds amount > $XXXX for LTV above 65%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Reserves exceed guidelines by 6 months or greater. Borrower has prior investment history of 9 years.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors. Seller Comment (2024-10-28): Lonestar approval for exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110429		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Loan amount verified per Title Commitment; Final Title Policy not available in file.				Reviewer Comment (2024-10-23): Updated title provided, exception cleared. Seller Comment (2024-10-21): title policy	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110508		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-13): Property inspection received, exception cleared. Seller Comment (2024-11-12): (Rate Lock) PDI provided after initial, but prior to end date. Please downgrade to an EG2 and waive	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110508		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	FNMACU Risk score was 2.6.				Reviewer Comment (2024-11-13): Exception cleared - CDA received and updated clarity as required. Seller Comment (2024-11-12): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110508		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-13): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-10-09): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	COC and CD not issued within 3 days of actual change. Appraisal with "subject to" status received more that 3 days prior to issuance of CD reflecting change.				Reviewer Comment (2024-10-15): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,750.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Per invoice, the appraisal fee increased and was paid by the borrower on XXXX. The increase was not disclosed until XXXX0, which is beyond the timing requirement. Cure is required.				Reviewer Comment (2024-10-15): XXXX received a valid COC.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110554		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Policy amount is less than the loan amount.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-07): (Rate Lock) Accept the EV2 and wish to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110554		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Final CD does not disclose non escrowed costs for year 1.				Reviewer Comment (2024-11-14): XXXX received corrected PCCD and LOE. Seller Comment (2024-11-13): (Rate Lock) Corrected PCCD provided with LOE	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110490		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Borrower owns 25% of the business, Guidelines require at least 50% ownership for borrower to use business funds.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110490		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrower owns 25% of the business, Guidelines require at least 50% ownership for borrower to use business funds.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110490		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2024-11-08): Attestation provided of review of fraud report. Seller Comment (2024-11-01): (Rate Lock) fraud provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110562	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Rd, XXXXXXXX Tax Verification	File is missing tax verification for XXXX XXXX Rd, XXXXXXXX.	Reviewer Comment (2024-11-15): Exception Cleared - Received Tax Verification for REO property XXXX XXXX Rd, XXXXXXXX.

Seller Comment (2024-11-14): (Rate Lock) Please refer to Realty taxes sections on this document. This is sufficient for amounts, please clear.

Reviewer Comment (2024-11-13): Exception Remains - Required Tax Verification for REO property XXXX XXXX Rd XXXX ON, Please provide Doc ID or Page number for accurate tax verification.

Seller Comment (2024-11-12): (Rate Lock) Realty taxes were already provided in the sale document. Please review and clear.

Reviewer Comment (2024-11-11): Please provide tax verification document for XXXX XXXX Rd, Exception Remains.

Seller Comment (2024-11-08): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110562		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-08): (Rate Lock) Lender accepts the EV2 and wishes to waive it	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110562	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. XXXX	Lender Credit of $-XXXX exceeds tolerance of $-XXXX No cure provided to the borrower and no explanation provided for the COC.	Reviewer Comment (2024-11-18): XXXX Received Valid COC dated XXXX for pricing change.

Seller Comment (2024-11-14): (Rate Lock) CIC provided showing the changes made affected pricing.

Reviewer Comment (2024-11-13): XXXX received rebuttal and COC, however it doesn't provide sufficient information regarding property type change. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-11-12): (Rate Lock) CIC shows the change was due to the change in property type. This is sufficient for the CIC please clear.

Reviewer Comment (2024-11-11): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on what impacts and why the Lender credit was decreased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee decreased and to provide supporting information on when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-11-08): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110474		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.10. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110552		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX XXXX, Credit Report: Original // Borrower: XXXX XXXX	Credit report is greater than 90 days.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110552		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence the borrower received the XXXX Appraisal at least 3 days prior to closing. The borrower initialed both methods of delivery on the disclosure signed at closing. Only the option for the method of delivery should be initialed.				Reviewer Comment (2024-11-04): Waived per client request. Seller Comment (2024-10-30): (Rate Lock) Lender accepts the EV2 and wishes to waive as is.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110420	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.84014% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 53.58094% exceeds Guideline total debt ratio of 50.00000%	Reviewer Comment (2024-11-04): Evidence of AirBNB provided.

Seller Comment (2024-10-30): (Rate Lock) UW: Please see the borrower's email on Sept 4 that mentions using AirBnb right after closing.

Please see attached.

Reviewer Comment (2024-10-28): LOE not provided. Please upload.

Seller Comment (2024-10-24): (Rate Lock) UW: Would the borrower's LOE be sufficient?

Reviewer Comment (2024-10-24): The loan file does not document the Borrower's intention for the subject property as a short term or long term rental.

Reviewer Comment (2024-10-22): Please provide direction to where in the file it states the loan is Short Term Rental. It is not indicated on the 1008 so we are addressing as LTR.

Reviewer Comment (2024-10-16): Evidence of long term tenancy missing from the loan file. Please provide.

Reviewer Comment (2024-10-16): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 53.58094% exceeds Guideline total debt ratio of 50.00000%.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence of delivery of the XXXX report at least 3 days prior to closing.				Reviewer Comment (2024-10-16): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)					Reviewer Comment (2024-10-24): Delivery provided, system cleared. Reviewer Comment (2024-10-22): Receipt of the initial report (XXXX) provided, the exception is looking for receipt of the XXXX report. Please provide.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110488		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.83147% exceeds Guideline total debt ratio of 50.00000%.	Lender used $XXXX PITIA payment for property located at XXXX XXXX XXXX and most recent mortgage statement due XXXX states PITIA payment is XXXX cause DTI to go higher then the maximum 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 10+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors. Seller Comment (2024-11-12): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110488		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender used $XXXXPITIA payment for property located at 3XXXX and most recent mortgage statement due XXXX/2024 states PITIA payment is $XXXX cause DTI to go higher then the maximum 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 10+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors. Seller Comment (2024-11-12): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110390		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Rd, XXXXXXXX Insurance Verification, Statement, Tax Verification	Missing property charges for REO XXXX Rd (mortgage statement, taxes, insurance and any HOA dues).				Reviewer Comment (2024-11-04): First Pmt letter provided. Seller Comment (2024-10-29): First payment letter for XXXXn Seller Comment (2024-10-29): The purchase of XXXX was a simo loan closing at the same time as this subject property. Providing Final Settlement Statement and first payment letter to clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110390	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003	Reviewer Comment (2024-11-06): Lender acknowledges and elects to waive.

Seller Comment (2024-11-05): Elect to waive as a grade 2 and close out.

Seller Comment (2024-11-04): Please clear this exception, we are fine with a grade 2. But this still shows open. Thanks

Reviewer Comment (2024-11-04): 1003 needs to be signed by the LO or borrower. On other loan, the exception was Waived at the request of the client.

Seller Comment (2024-10-29): Disclosure Tracking

Seller Comment (2024-10-29): Providing copy of unsigned initial 1003 and XXXX Disclosure Tracking report confirming the initial 1003 was emailed to borrower. This is a business purpose loan and the final 1003 was signed by borrower. XXXX gave this same exception for the simo closing for XXXX XXXX- XXXX and was cleared with this same rebuttal and docs.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110390		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.				Reviewer Comment (2024-11-04): Lender acknowledged and elects waive. Seller Comment (2024-10-29): Providing final settlement statement signed at closing, when you reduce grade to EV2 info - we will accept the grade 2 and close out.	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110390		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB270 Prepayment Penalty Test 2009 Investment Test	XXXX SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.	Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.				Reviewer Comment (2024-11-01): Lender acknowledges and elects to waive. Seller Comment (2024-10-29): We elect to waive and accept the grade 2 to close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110473		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow vesting in layered entity. XXXX, a series of XXXX. Combined, borrowers are 100% owners of both LLCs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110473		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing HOA verification for XXXXive.				Reviewer Comment (2024-11-14): Document Provided and updated Exception cleared Seller Comment (2024-11-13): (Rate Lock) HOA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110473		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXive, XXXXXXXX HOA Verification	File is missing HOA verification for XXXXive.				Reviewer Comment (2024-11-14): Document Provided and updated Exception cleared Seller Comment (2024-11-13): (Rate Lock) HOA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110473		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Borrower was not employed at the time of transaction		Loan file missing number of shares the borrower has. There were XXXX issued, however there is no indication as to the amount that belong to the borrower.				Reviewer Comment (2024-11-19): Documentation provided reflecting Borrower as 100% shareholder. Seller Comment (2024-11-13): (Rate Lock) Articles shows 100% and shareholder	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110647		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00004% exceeds Guideline loan to value percentage of 85.00000%.	Lender approved 5% LTV exception. However, maximum allowable LTV is 85% due to declining market as noted on the appraisal; therefore, LTV variance is 5.0004%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110647		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00004% exceeds Guideline combined loan to value percentage of 85.00000%.	Lender approved 5% LTV exception. However, maximum allowable LTV is 85% due to declining market as noted on the appraisal; therefore, LTV variance is 5.0004%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110647		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving forgoing obtaining XXXX 1099 Transcripts for B1.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.64000% exceeds Guideline loan to value percentage of 80.00000%.	Lender Exception: FTHB living rent free. Maximum LTV is 80% and current LTV is 81%; maximum DTI is 43% and current DTI is 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.64000% exceeds Guideline combined loan to value percentage of 80.00000%.	Waterfall exception due to exceeding guideline threshold for CLTV of 80%. Lender Exception provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.35957% exceeds Guideline total debt ratio of 43.00000%.	Waterfall exception due to exceeding guideline threshold for DTI of 43%. Lender Exception provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. XXXX	No cure or valid COC provided				Reviewer Comment (2024-11-04): XXXX Received Valid COC XXXXXXXX. Seller Comment (2024-11-01): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation mismatch due to DTI exceeding guideline threshold of 43%. Lender Exception provided				Reviewer Comment (2024-10-31): Non-QM loan based on DTI exception waived with compensating factors. Reviewer Comment (2024-10-29): DTI exception escalated to be waived.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110492		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.35957% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall exception due to exceeding guideline threshold for DTI of 43% and LTV of 80%. Lender Exception provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX.00.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-31): Compensating factors of reserves, residual income, and FICO. Reviewer Comment (2024-10-30): Updated. Reviewer Comment (2024-10-30): The be cleared by Compliance. Reviewer Comment (2024-10-30): Lender Exception with Comp Factors provided. XXXX Approved. Reviewer Comment (2024-10-29): DTI exception escalated to be waived.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110368		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX/2024)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): Elect to waive appraisal delivery, accept the grade 2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110368		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of XXXX.00. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110368		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds max of 70% with 2.5 years seasoning from deed in lieu. Deed in lieu filed 2022 and guidelines require four years seasoning.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been with the same employer for 11 years. DTI is at lease 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110368		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV exceeds max of 70% with 2.5 years seasoning from deed in lieu. Deed in lieu filed XXXX and guidelines require four years seasoning.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been with the same employer for 11 years. DTI is at lease 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110368		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX E XXXX					Reviewer Comment (2024-10-21): Updated report provided with alerts cleared, exception cleared. Seller Comment (2024-10-15): Providing clean fraud report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110402		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-25): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110415		XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		1004 Appraisal document is reflecting effective date as "0XXXX/2024" however CDA appraisal document is reflecting effective date as "08/07/2024".				Reviewer Comment (2024-10-31): Updated Report provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110412		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Missing evidence of appraisal receipt.				Reviewer Comment (2024-10-28): Delivery provided. Reviewer Comment (2024-10-25): Delivery of the XXXX report required.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		D	B	D	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110412		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: DXXXX 4506-C (XXXX), 4506-C (XXXX)					Reviewer Comment (2024-10-25): Documents provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		D	B	D	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110412		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is in a FEMA disaster area. Missing post inspection report after most recent disaster declared on XXXX1//2024.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-10-25): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		D	B	D	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110412		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Operating Agreement				Reviewer Comment (2024-10-25): Documentation provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	Investment	Purchase		D	B	D	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110412		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Certificate of Good Standing.				Reviewer Comment (2024-10-25): Documentation provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	Investment	Purchase		D	B	D	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110403		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD is missing in the file.				Reviewer Comment (2024-10-24): Final CD provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350110507		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The final signed and dated 1003 is missing from the loan file. The loan file does contain a wet signed application within the loan file, however, it was not dated.				Reviewer Comment (2024-11-04): Final 1003 received and associated .Exception cleared Seller Comment (2024-11-01): (Rate Lock) dated 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110507		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject property being taken off the market 1 day before application date. The subject was listed on XXXX and taken off the market on XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 764 FICO	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110507		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for layering LLC entities for vesting	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 764 FICO	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110409		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of delivery of Appraisal reports is missing.				Reviewer Comment (2024-10-28): Documents received, system cleared. Reviewer Comment (2024-10-23): Please provide delivery of report dated XXXX.2024.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110409		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Evidence of delivery of Appraisal reports is missing.				Reviewer Comment (2024-10-23): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110418		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-22): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		D	A	D	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110418		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report in file is incomplete. Credit scores captured from FACTA and debts captured from Final 1003.				Reviewer Comment (2024-10-22): Credit report provided. Seller Comment (2024-10-22): (Rate Lock) Please advise why the attached credit report was rejected. Thank you! Reviewer Comment (2024-10-22): Still missing credit report	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Primary	Purchase		D	A	D	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110418		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Credit Report missing from file.				Reviewer Comment (2024-10-22): Credit report provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		D	A	D	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110359		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception for the use of Rent on lease agreement of $XXXX instead of 1007 comparable rent schedule of XXXX to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 70% LTV 697 FICO versus minimum 680 0X30X192 housing history	XXXX	Reviewer Comment (2024-10-18): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110414		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-10-28): Final title provided	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110414		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in the file did not disclose the title insurance coverage amount.				Reviewer Comment (2024-10-28): Final title provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110427	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/0XXXX)	Missing evidence the borrower received a copy of the appraisal 3 days prior to closing.	Reviewer Comment (2024-11-11): Lender provided signed appraisal waiver disclosure.

Reviewer Comment (2024-11-04): In order to meet the 3 day delivery requirement for the reissued appraisal, it would have needed to have been received by XXXX. Documentation provided shows report was received XXXX0/2024 which does not meet the 3 day requirement.

Reviewer Comment (2024-10-29): Please provide a copy of the initial appraisal report delivered on  XXXX/2024.

Seller Comment (2024-10-25): (Rate Lock) The original appraisal report was delivered on XXXX/2024. The updated appraisal report dated XXXX was a revision as we had to correct a flood zone code to match the flood cert. Would you please escalate this to your management for review?

Reviewer Comment (2024-10-25): All deliveries provided are not 3 days prior to closing. Three days prior would require delivery on XXXX or a 72 hour waiver.

Reviewer Comment (2024-10-22): Unable to clear because three days prior to closing is XXXX, unless Saturday is a workday for the company or the borrower signed a 72 hour waiver.
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110427		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Evidence of access to funds from Business account was not provided XXXX.				Reviewer Comment (2024-10-22): Statement of Info Corp provided reflecting only the borrower as officer. Seller Comment (2024-10-16): (Rate Lock) UW: According to SOS website, the borrower is listed as the owner of the business. Therefore, we can consider the borrower has 100% access to funds from business account XXXX. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110427		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Evidence of access to funds from Business account was not provided XXXX.				Reviewer Comment (2024-10-22): Statement of Info Corp provided reflecting only the borrower as officer. Seller Comment (2024-10-16): (Rate Lock) UW: According to SOS website, the borrower is listed as the owner of the business. Therefore, we can consider the borrower has 100% access to funds from business account XXXX. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110427		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing Evidence of access to funds from Business account XXXX.				Reviewer Comment (2024-10-22): Statement of Info Corp provided reflecting only the borrower as officer. Seller Comment (2024-10-16): (Rate Lock) UW: According to SOS website, the borrower is listed as the owner of the business. Therefore, we can consider the borrower has 100% access to funds from business account XXXX. Please see attached.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110427		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing Evidence of access to funds from Business account XXXX.				Reviewer Comment (2024-10-22): Statement of Info Corp provided reflecting only the borrower as officer. Seller Comment (2024-10-16): (Rate Lock) UW: According to SOS website, the borrower is listed as the owner of the business. Therefore, we can consider the borrower has 100% access to funds from business account XXXX. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110427		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing Evidence of access to funds from Business account XXXX.				Reviewer Comment (2024-10-22): Statement of Info Corp provided reflecting only the borrower as officer. Seller Comment (2024-10-16): (Rate Lock) UW: According to SOS website, the borrower is listed as the owner of the business. Therefore, we can consider the borrower has 100% access to funds from business account XXXX. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110411		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-10-23): Appraisal delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110411		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines dated XXXX4 as referenced on 1008, are missing from file.				Reviewer Comment (2024-10-17): Update guideline provided Reviewer Comment (2024-10-17): Please email XXXXXXXX4 XXXX guidelines to XXXXXXXX@XXXX.com and CC XXXXXXXX@XXXX.com	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110642		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Greater than 3 NSF's and overdrafts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110533		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file requesting approval of DTI of 47%; guideline maximum 45%.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	708 FICO	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110533		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tradeline Requirement not being met for Borrower 1 for Bank Statement/Flex Income Non QM program. Borrower has 2 revolving tradelines. First one 1 months review period and 2nd one 63 month review period.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	708 FICO	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110555		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-1XXXX Insufficient or no cure was provided to the borrower. XXXX	Lender credit as per the loan estimate is $11750 and lender credits as per the final closing disclosure is $7942				Reviewer Comment (2024-11-13): XXXX received COC for rate extension dated XXXX1. Seller Comment (2024-11-12): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110555		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008/Approval in file reflects 12 month income calculation. COC in file changes income calculations to 24 months and UW Income Analysis Worksheet is based on 24 months bank statements.				Reviewer Comment (2024-11-19): Documents provided reflecting 24 month income calculation, exception cleared. Seller Comment (2024-11-18): (Rate Lock) Updated 1008 and income calc of 24 months reflecting the income of the 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110538		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.04 is less than Guideline PITIA months reserves of 6.00.	The earnest money deposits came out of an account that the Borrower is not listed as an account holder.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower at job 5 years. DTI is at least 10% < the guideline maximum. FICO 701.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-06): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110498		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	10/4/2024 FNMA CU Risk Score was 2.6.				Reviewer Comment (2024-11-19): Exception cleared. Received CDA report and updated correctly. Reviewer Comment (2024-11-08): Latest XXXX UCDP Submission Report is reflecting Collateral Underwriter Risk Score as 2.6. CDA is not available in file. Exception Remains. Seller Comment (2024-11-06): (Rate Lock) CU SSR score 1.0. CDA not required.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	Investment	Purchase		D	B	A	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110498		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-06): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		D	B	A	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110448		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of .92 which is below 1.00 requirement for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	FICO at 732. Housing history 0x30x24.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110479		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-11-19): Lender acknowledges and elects to waive. Seller Comment (2024-11-12): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110479		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (ClientXXXX					Reviewer Comment (2024-11-19): Lender acknowledges and elects to waive. Seller Comment (2024-11-12): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110366		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2024-11-04): Verification of investigation and resolution provided. Seller Comment (2024-10-29): See attached - High alerts addressed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110366		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The large deposit into bank account used for income (asset depletion) was not seasoned for 60 days as required by guidelines.				Reviewer Comment (2024-10-28): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110366		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The large deposit into bank account used for income (asset depletion) was not seasoned for 60 days as required by guidelines.				Reviewer Comment (2024-10-28): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110366		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The large deposit into bank account used for income (asset depletion) was not seasoned for 60 days as required by guidelines.				Reviewer Comment (2024-10-28): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110366		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The large deposit into bank account used for income (asset depletion) was not seasoned for 60 days as required by guidelines.	Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-28): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110425		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-11-04): Documentation provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110425	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-11-13): Lender acknowledges and elects to waive.

Seller Comment (2024-11-12): (Rate Lock) We would like to waive this condition as long as there is no pricing change.

Reviewer Comment (2024-11-12): Documentation provided XXXX.2024 report was delivered and received by Borrower on XXXX.2024. Report was not delivered to applicant at least 3 business day prior to closing. Exception remains an EV2.

Seller Comment (2024-11-07): (Rate Lock) Please see the attached file, it was from the XXXX, and it was from the first appraisal submission.

Reviewer Comment (2024-11-04): There are not 3 days between borrower's receipt and closing. Unable to clear.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110425		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-11-04): Delivery documentation provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110425		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:11084/XXXX)					Reviewer Comment (2024-11-04): Documentation provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Approved Lender Exception in file allowing loan to value percentage of 85.00000%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-07): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Approved Lender Exception in file allowing combined loan to value percentage of 85.00000%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-07): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing a two year employment history. History provided only XXXXes 1.83 years. Prior employment required.				Reviewer Comment (2024-11-18): CPA letter reflects two year self employment history, exception cleared. Seller Comment (2024-11-08): CPA letter states borrower has been self employed in this same line of work XXXX, this establishes a two year self employment history. This is a 12 month Bank Statement loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing a two year employment history.				Reviewer Comment (2024-11-18): CPA letter reflects two year self employment history, exception cleared. Seller Comment (2024-11-08): CPA letter states borrower has been self employed in this same line of work XXXX, this establishes a two year self employment history. This is a 12 month Bank Statement loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file missing a two year employment history.				Reviewer Comment (2024-11-18): CPA letter reflects two year self employment history, exception cleared. Seller Comment (2024-11-08): CPA letter states borrower has been self employed in this same line of work XXXX, this establishes a two year self employment history. This is a 12 month Bank Statement loan.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing a two year employment history.				Reviewer Comment (2024-11-18): CPA letter reflects two year self employment history, exception cleared. Seller Comment (2024-11-08): CPA letter states borrower has been self employed in this same line of work XXXX, this establishes a two year self employment history. This is a 12 month Bank Statement loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file missing a two year employment history.				Reviewer Comment (2024-11-18): CPA letter reflects two year self employment history, exception cleared. Seller Comment (2024-11-08): CPA letter states borrower has been self employed in this same line of work XXXX, this establishes a two year self employment history. This is a 12 month Bank Statement loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110426		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-11-07): Proof of delivery provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110445		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in the file.				Reviewer Comment (2024-11-11): Provided document reflects the business entity is Active. Exception cleared. Seller Comment (2024-11-10): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110445		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject purchase contract was assigned to Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110445		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for calculated DSCR of 0.91 when the minimum is 1.00 per Guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110445		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject LLC does not specify in file that is was organized to manage rental properties as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110441		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved to allow DSCR of .75 when the minimum requirement is 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110439		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.				Reviewer Comment (2024-11-11): Lender acknowledges and elects to waive. Seller Comment (2024-11-05): (Rate Lock) Lender accepts the EV2 as is and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110442		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2024-11-11): Closing Instructions provided. Exception cleared. Seller Comment (2024-11-07): (Rate Lock) Please clear, lender does not require these to be signed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110442		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is below 1 required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	FICO exceeds guidelines by at least 40 points. Borrower's Experience/Track Record. The borrower has 2 years experience.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110442		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Active Tradelines: 0	B2 does not meet trade line requirements as there are no credit references reporting other than a joint mortgage paid and closed in XXXX,	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	FICO exceeds guidelines by at least 40 points. Borrower's Experience/Track Record. The borrower has 2 years experience.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350110387		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is marked rural and is a second home which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	7+ years employment history with same industry. DTI is at least 10% below the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-04): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Second Home	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110387		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Credit Report was last disclosed as XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-11-08): XXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-11-07): See PCCD and refund package	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110401		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX	No evidence of fraud report in file. Fraud Report is missing.				Reviewer Comment (2024-09-13): received fraud report. cleared Buyer Comment (2024-09-13): XXXX Reviewer Comment (2024-09-09): Disregarded. Buyer Comment (2024-09-09): please disregard previous comment. Report in file does not meet all requirements under guidelines. Buyer Comment (2024-09-09): Please remove this exception. The Fraud report is located on page 171-172 in XXXX docs. Thanks	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110401	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Title - Document Preparation Fee was disclosed as XXXX on Initial LE and XXXX on Final CD. File does not contain a valid COC for this fee nor evidence of cure.	Reviewer Comment (2024-09-27): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2024-09-26): Refund cure

Reviewer Comment (2024-09-09): Fee violation relates to the prefix "Title", in Section C the Title-Deed Preparation fee, which is separate from the Section B Document Preparation fee of XXXX. Fee increased with no valid changed circumstance.  Fee was disclosed on LE in Section B and borrower was not allowed to shop and is 0% tolerance.  The inclusion in Section C and presence of SSPL not listed does not service as evidence the consumer was permitted to shop for these services.  No title services were disclosed in Section C of LE's. must provide cure or proof that borrower was allowed to shop for services.

Buyer Comment (2024-09-09): The LE and CD both have the Document Preparation Fee listed as XXXX.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110401	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Title-Closer Fee, Title-Escrow Service Fee & Title-Settlement Fee totaled $XXXX and increased over tolerance. Provide valid changed circumstance or cure.	Reviewer Comment (2024-09-27): XXXX Received Corrected PCCD, Refund Check, LOE and Proof of Mailing.

Buyer Comment (2024-09-26): Please review refund cure docs.

Reviewer Comment (2024-0XXXX): XXXX received rebuttal comment. However, there seems to be no addendum pages are provided in the loan file for the bifurcation of additional charges disclosed on LE. Provide supporting bifurcation of additional charges listed on the LE to reevaluate and re-baseline this exception or Cure would be due to borrower.

Buyer Comment (2024-09-09): Not sure I fully understand the new condition… The escrow service fee is XXXX So wouldn’t the issue really just be on this fee? Did you find a breakdown in the file for the “Additional Charges” listed on the LE?

Reviewer Comment (2024-09-09): Fee increased with no valid changed circumstance.  Fee was disclosed on LE in Section B and borrower was not allowed to shop and is 0% tolerance.  The inclusion in Section C and presence of SSPL not listed does not service as evidence the consumer was permitted to shop for these services.  No title services were disclosed in Section C of LE's. must provide cure or proof that borrower was allowed to shop for services.
																			XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110395		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX, N.A // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX, LLC // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX	Account Months Verified is less than 2 months. Need two consecutive months bank statements.				Reviewer Comment (2024-09-13): Cash out funds can be used for reserve. exception cleared Buyer Comment (2024-09-12): LOX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110395		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax Certificate is missing for the subject property.				Reviewer Comment (2024-09-13): Received Tax cert . cleared Buyer Comment (2024-09-12): taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110397		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX, Credit Report: Original // Borrower: XXXX XXXX	Fraud report is missing in file for both borrowers.				Reviewer Comment (2024-09-27): Fraud Report received. Exception Cleared Buyer Comment (2024-09-26): XXXX attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110397		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee. Fee Amount of $XXXX exceeds tolerance of XXXX.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110400		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2024-09-25): Received 1008. Exception Cleared Buyer Comment (2024-09-24): 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110400		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Way, XXXXXXXX Other	Supporting documents reflecting the property is Free and Clear was not provided.				Reviewer Comment (2024-09-25): Received lien released doc. cleared Buyer Comment (2024-09-24): lien release for property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110400		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/XXXX)	Final Closing Disclosure Contact Information - Lender information is missing in the Final CD.				Reviewer Comment (2024-10-04): XXXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-10-03): LOE Reviewer Comment (2024-10-02): XXXX received XXXX-24 PCCD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure Buyer Comment (2024-10-01): CD with Lender info.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110394		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The gift letter states the relationship between the donor and borrower is a friend. A friend is not eligible to give gifts.	The representative FICO score exceeds the guideline minimum by at least 40 points.	783 vs 660	XXXX	Reviewer Comment (2024-09-23): Investor agrees to accept and waive with compensating factors. Buyer Comment (2024-09-23): Please see exception from XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110394		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: XXXX	Provide a PDI.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00.	783 vs 660	XXXX	Reviewer Comment (2024-10-21): PDI Inspection date XXXXXXXX024, no damage. The disaster end date has not been declared. Buyer Comment (2024-10-21): Please see attached.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.79859% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or .79859%).					Buyer Comment (2024-09-13): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110398	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $2,171.40. Insufficient or no cure was provided to the borrower. (0)	Missing a valid Change of Circumstance for the increase in Title fees. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-09-24): XXXX received rebuttal suffice.

Buyer Comment (2024-09-23): Lender rebuttal comment: We do not feel this condition is valid. The only time a fee would fall in the 10% regarding title fees if the fees were not shopped for and the borrower used a title company from the settlement providers list. The borrower did not choose the XXXX that was listed, but rather used their own local entity. Based on this can this condition be cleared.

Reviewer Comment (2024-09-20): Agreed. Current loan file supports final amount of XXXX, and a cure of XXXX.  As a reminder, remediation would require PCCD, LOE, copy of refund check or principal reduction and proof of mailing.

Buyer Comment (2024-09-20): The exception appears to have the wrong data - total charges are XXXX, not XXXX. Please confirm the cure amount -  Compliance TRID Analyzer screen shows baseline is XXXX plus 10% is $XXXX and cure would be $XXXX, correct?

Reviewer Comment (2024-09-20): XXXX received COC dated 0XXXX/2024. but it does not give sufficient information on why the Title - Lender's Title insurance fee increased and Settlement fee added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase/added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-09-18): COC
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110398		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verification of Mortgage was provided through XXXX. Missing information for XXXX through XXXX.				Reviewer Comment (2024-09-24): Received Mortgage history till 0XXXX4. Exception Cleared Buyer Comment (2024-09-20): credit supp	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110398		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines state that Bank Statement loans submitted with tax returns or tax transcripts are ineligible. XXXX and XXXX 1040 Transcripts were provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (2024-10-09): Exception provided. Buyer Comment (2024-10-03): Exception from XXXX. Buyer Comment (2024-10-03): Loan moving to XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350110398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Missing a valid Change of Circumstance for the increase in title fees. Insufficient or no cure was provided to the borrower				Reviewer Comment (2024-10-09): Cleared. Please see loan XXXX for the comments stating this should be cleared. XXXX received rebuttal suffice. Lender rebuttal comment: We do not feel this condition is valid. The only time a fee would fall in the 10% regarding title fees if the fees were not shopped for and the borrower used a title company from the settlement providers list. The borrower did not choose the XXXX that was listed, but rather used their own local entity. Based on this can this condition be cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350110396		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Signed Final 1003 is missing				Reviewer Comment (2024-10-23): Provided. Reviewer Comment (2024-10-23): 1003 provided. Buyer Comment (2024-10-23): Disregard 1003 uploaded, Requested 1008 with correct DTI Buyer Comment (2024-10-23): 1003 Buyer Comment (2024-10-23): No AUS required , program is bank statement Reviewer Comment (2024-10-18): Received Final 1003. require updated 1008 and AUS. Exception remains. DTI. change Buyer Comment (2024-10-17): 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350110396		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Rd, East XXXXXXXX Insurance Verification	[ Exception raised due to new document received ] Require Insurance verification for REO "XXXX Rd".				Reviewer Comment (2024-10-23): LOX provided Buyer Comment (2024-10-22): LOX	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXX	XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No